                                            Registration Statement No.333-71377
                                                                       811-8732

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 2

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 13

             FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                     FIRST CITICORP LIFE INSURANCE COMPANY
                              (Name of Depositor)

           333 West 34th Street, 10th Floor, New York, New York 10001
           ----------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (212) 830-4901

                         Catherine S. Mulholland, Esq.
                                General Counsel
                     First Citicorp Life Insurance Company
                           800 Silver Lake Boulevard
                             Dover, Delaware 19904
                     --------------------------------------
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filling will become effective:
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2000 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on pursuant to paragraph (a)(i) pf Rule 485

If appropriate, check the following box:
[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.


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                                     PART A

                      Information Required in a Prospectus

                          CITIELITE ANNUITY PROSPECTUS
                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

This prospectus describes CITIELITE ANNUITY, a flexible premium variable annuity contract (the "Contract") issued by First Citicorp Life Insurance Company (the "Company," "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("nonqualified Contracts"). We may issue it as an individual Contract or as a group Contract. In states where only group Contracts are available, you will be issued a certificate summarizing the provisions of the group Contract. For convenience, we refer to Contracts and certificates as "Contracts."

You can choose to have your premium ("purchase payments") accumulate on a fixed basis and/or a variable basis. Your contract value will vary daily to reflect the investment experience of the subaccounts ("funding options") you select and any interest credited to the Fixed Account. The variable funding options are:

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
  Technology Portfolio -- Class B
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Value Fund
CONCERT INVESTMENT SERIES
  Select Small Cap Portfolio(1)
  Select Growth Portfolio
  Select Growth and Income Portfolio
  Select Government Portfolio
  Select Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  Franklin Small Cap Fund -- Class 2(2)
  Templeton International Securities Fund -- Class 2(3)
GREENWICH STREET SERIES FUND
  Equity Index Portfolio Class II
SALOMON BROTHERS VARIABLE SERIES FUND INC.
  Capital Fund
  High Yield Bond Fund
  Investors Fund
  Total Return Fund
THE TRAVELERS SERIES TRUST
  Equity Income Portfolio
  Large Cap Portfolio
  MFS Emerging Growth Portfolio
  MFS Mid Cap Growth Portfolio
  MFS Research Portfolio
  Travelers Quality Bond Portfolio
TRAVELERS HIGH YIELD BOND TRUST
TRAVELERS MONEY MARKET PORTFOLIO
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio
  MFS Total Return Portfolio
  Putnam Diversified Income Portfolio
VARIABLE ANNUITY PORTFOLIOS
  CitiSelect(R) VIP Folio 200 Conservative
  CitiSelect VIP Folio 300 Balanced
  CitiSelect VIP Folio 400 Growth
  CitiSelect VIP Folio 500 Growth Plus
  CitiFunds Small Cap Growth VIP Portfolio
VARIABLE INSURANCE PRODUCTS FUND II (FIDELITY)
  Contrafund(R) Portfolio -- Service Class 2
(1) previously offered as Select Emerging Growth Portfolio
(2) previously offered as Franklin Small Cap Investments Fund
(3) previously offered as Templeton Fund

The Fixed Account is described in Appendix B. Unless specified otherwise, this prospectus refers to the variable funding options. The contracts and/or some of the funding options may not be available in all states. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE VARIABLE FUNDING OPTIONS. READ AND RETAIN THEM FOR FUTURE REFERENCE.


This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about First Citicorp Life Variable Annuity Separate Account ("Separate Account") by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. To request a copy, write to our Customer Service Office at One Tower Square, Hartford, Connecticut 06183-4065 or call (800) 497-4857 or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                          PROSPECTUS DATED MAY 1, 2000

                               TABLE OF CONTENTS


Index of Special Terms................      2
Summary...............................      3
Fee Table.............................      6
Condensed Financial Information.......      9
The Annuity Contract..................      9
  Contract Owner Inquiries............      9
  Purchase Payments...................      9
  Accumulation Units..................      9
  The Funding Options.................      9
Charges and Deductions................     12
  General.............................     12
  Withdrawal Charge...................     13
  Free Withdrawal Allowance...........     14
  Administrative Charges..............     14
  Mortality and Expense Risk Charge...     14
  Funding Option Expenses.............     14
  Premium Tax.........................     14
  Changes in Taxes Based Upon Premium
     or Value.........................     15
Transfers.............................     15
  Dollar Cost Averaging...............     15
Access to Your Money..................     16
  Systematic Withdrawals..............     16
  Loans...............................     17
Ownership Provisions..................     17
  Types of Ownership..................     17
  Beneficiary.........................     17
  Annuitant...........................     17
Death Benefit.........................     17
  Death Proceeds Before the Maturity
     Date.............................     18
  Payment of Proceeds.................     19
  Death Proceeds After the Maturity
     Date.............................     20
The Annuity Period....................     21
  Maturity Date.......................     21
  Allocation of Annuity...............     21
  Variable Annuity....................     21
  Fixed Annuity.......................     22
Payment Options.......................     22
  Election of Options.................     22
  Annuity Options.....................     22
  Income Options......................     23
Miscellaneous Contract Provisions.....     23
  Right to Return.....................     23
  Termination.........................     24
  Required Reports....................     24
  Suspension of Payments..............     24
  Transfers of Contract Values to
     Other Annuities..................     24
The Separate Account..................     24
  Performance Information.............     25
Federal Tax Considerations............     26
  General Taxation of Annuities.......     26
  Types of Contracts: Qualified or
     Nonqualified.....................     26
  Nonqualified Annuity Contracts......     26
  Qualified Annuity Contracts.........     27
  Penalty Tax for Premature
     Distributions....................     27
  Diversification Requirements for
     Variable Annuities...............     27
  Ownership of the Investments........     27
  Mandatory Distributions for
     Qualified Plans..................     28
Other Information.....................     28
  The Insurance Company...............     28
  Financial Statements................     28
  Distribution of Variable Annuity
     Contracts........................     28
  Conformity with State and Federal
     Laws.............................     29
  Voting Rights.......................     29
  Legal Proceedings and Opinions......     29
Appendix A: Condensed Financial
  Information.........................    A-1
Appendix B: The Fixed Account.........    B-1
Appendix C: Contents of the Statement
  of Additional Information...........    C-1


                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.


Accumulation Unit.....................      9
Accumulation Period...................      9
Annuitant.............................     17
Annuity Payments......................      9
Annuity Unit..........................      9
Cash Surrender Value..................     16
Contingent Annuitant..................     17
Contract Date.........................      9
Contract Owner (You, Your)............     16
Contract Value........................      9
Contract Year.........................      9
Death Report Date.....................     17
Fixed Account.........................    B-1
Funding Option(s).....................     10
Maturity Date.........................      9
Purchase Payment......................      9
Underlying Fund.......................     10
Written Request.......................      9

                                    SUMMARY:
                           CITIELITE VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by First Citicorp Life is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose to receive annuity payments from the Fixed Account or the variable funding options. If you want to receive payments from your annuity, you can choose one of a number of annuity options or income options.

Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed. During the payout phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease.

WHO MAY PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); and (3) rollovers from other qualified retirement plans. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000, which amount may be paid in one or more installments of at least $100 within the first 12 months after the contract date. You may make additional payments of at least $100 at any time during the accumulation phase.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of the contract value (including charges). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment during the right to return period; therefore, the Contract value returned may be greater or less than your purchase payment.

If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your full purchase payment will be refunded. During the remainder of the right to return period, the Contract value (including charges) will be refunded. The Contract value will be determined at the close of business on the day we receive a written request for a refund.

WHAT TYPES OF INVESTMENT OPTIONS ARE AVAILABLE? You can direct your money into the Fixed Account or any or all of the funding options shown on the cover page. The funding options are described in the prospectuses for the funds. Depending on market conditions, you may make or lose money in any of these options.

The value of the Contract will vary depending upon the investment performance of the funding options you choose. Past performance is not a guarantee of future results. Standard and Nonstandard performance is shown in the Statement of Additional Information that you may request free of charge.

You can transfer between the funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. You may transfer between the Fixed Account and the funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account Value on that date.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. The Company deducts an annual administrative charge of $30. The annual insurance charge is 1.25% of the amounts you direct to the funding options, and the sub-account administrative charge is 0.15% annually. Each funding option also charges for management and other expenses. Please refer to the Fee Table for more information about the charges.

A withdrawal charge will apply to withdrawals from the Contract, and is calculated as a percentage of the purchase payments. The maximum percentage is 7%, decreasing to 0% in years seven and later.

HOW WILL MY CONTRIBUTIONS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. You will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity or income payments. Under a nonqualified Contract, payments to the contract are made with after-tax dollars, and earnings will accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the owner, joint owner, or annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit value is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions. Certain states may have varying age requirements. Please refer to the Death Benefit section in the prospectus for more details.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

     AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.

                                   FEE TABLE
--------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES

     WITHDRAWAL CHARGE (as a percentage of the purchase payments withdrawn)


            YEARS SINCE PURCHASE
                PAYMENT MADE                       WITHDRAWAL CHARGE
                 less than1                               7%
                     1                                    7%
                     2                                    7%
                     3                                    6%
                     4                                    5%
                     5                                    4%
                     6                                    3%
                 7 and over                               0%


     ANNUAL CONTRACT ADMINISTRATIVE CHARGE               $30


ANNUAL SEPARATE ACCOUNT CHARGES
  (as a percentage of the average daily net assets of the
  Separate Account)
      Mortality & Expense Risk Charge.......................   1.25%
      Administrative Expense Charge.........................   0.15%
                                                               -----
          Total Separate Account Charges....................   1.40%


FUNDING OPTION EXPENSES:


  (as a percentage of average daily net assets of the Funding Option as of December 31, 1999, unless otherwise noted)



                                                                                                             TOTAL ANNUAL
                                                                                                              OPERATING
                                                              MANAGEMENT FEE               OTHER EXPENSES      EXPENSES
                                                              (AFTER EXPENSE               (AFTER EXPENSE   (AFTER EXPENSE
FUNDING OPTIONS:                                              REIMBURSEMENT)   12B-1 FEE   REIMBURSEMENT)   REIMBURSEMENT)
--------------------------------------------------------------------------------------------------------------------------
    High Yield Bond Trust...................................      0.50%                        0.31%            0.81%
    Money Market Portfolio..................................      0.32%                        0.08%            0.40%(1)
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Value Fund.....................................      0.61%                        0.15%            0.76%
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
    Technology Portfolio -- Class B.........................      0.71%          0.25%         0.24%            1.20%(2)
CONCERT INVESTMENT SERIES
    Select Small Cap Portfolios.............................      0.75%                        0.25%            1.00%(3)
    Select Government Portfolio.............................      0.60%                        0.20%            0.80%(3)
    Select Growth Portfolio.................................      0.75%                        0.20%            0.95%(3)
    Select Growth and Income Portfolio......................      0.75%                        0.20%            0.95%(3)
    Select Mid Cap Portfolio................................      0.75%                        0.20%            0.95%(3)
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    Franklin Small Cap Fund -- Class 2 (previously offered
      as Franklin Small Cap Investments Fund)...............      0.55%          0.25%         0.27%            1.07%(4)
    Templeton International Securities Fund (Formerly
      Templeton Fund) -- Class 2............................      0.69%          0.25%         0.19%            1.13%(5)
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund............................................      0.00%                        1.00%            1.00%(6)
    High Yield Bond Fund....................................      0.00%                        1.00%            1.00%(6)
    Investors Fund..........................................      0.53%                        0.45%            0.98%(6)
    Total Return Fund.......................................      0.15%                        0.85%            1.00%(6)
THE TRAVELERS SERIES TRUST
    Equity Income Portfolio.................................      0.75%                        0.13%            0.88%
    Large Cap Portfolio.....................................      0.75%                        0.12%            0.87%
    MFS Emerging Growth Portfolio...........................      0.75%                        0.12%            0.87%
    MFS Mid Cap Growth Portfolio............................      0.80%                        0.20%            1.00%(7)
    MFS Research Portfolio..................................      0.80%                        0.19%            0.99%
    Travelers Quality Bond Portfolio........................      0.32%                        0.22%            0.54%

                                                                                                             TOTAL ANNUAL
                                                                                                              OPERATING
                                                              MANAGEMENT FEE               OTHER EXPENSES      EXPENSES
                                                              (AFTER EXPENSE               (AFTER EXPENSE   (AFTER EXPENSE
FUNDING OPTIONS:                                              REIMBURSEMENT)   12B-1 FEE   REIMBURSEMENT)   REIMBURSEMENT)
--------------------------------------------------------------------------------------------------------------------------
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio......................      0.80%                        0.04%            0.84%(8)
    MFS Total Return Portfolio..............................      0.80%                        0.04%            0.84%(8)
    Putnam Diversified Income Portfolio.....................      0.75%                        0.08%            0.83%(8)
VARIABLE ANNUITY PORTFOLIOS
    CitiSelect(R) VIP Folio 200 Conservative................      0.75%                        0.20%            0.95%(9)
    CitiSelect(R) VIP Folio 300 Balanced....................      0.75%                        0.20%            0.95%(9)
    CitiSelect(R) VIP Folio 400 Growth......................      0.75%                        0.50%            1.25%(9)
    CitiSelect(R) VIP Folio 500 Growth Plus.................      0.75%                        0.50%            1.25%(9)
    CitiFunds Small Cap Growth VIP Portfolio................      0.75%                        0.15%            0.90%(9)
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio -- Service Class 2..............      0.58%          0.25%         0.07%            0.90%(10)



NOTES:



The purpose of this Fee Table is to assist Contract Owners in understanding the various costs and expenses that a Contract Owner will bear, directly or indirectly. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of the fund. These expenses are reflected in each funding option's net asset value and are not deducted from the account value under the Contract.



 (1) Other Expenses have been restated to reflect the current expense reimbursement arrangement with Travelers Insurance Company. Travelers has agreed to reimburse the Portfolio for the amount by which its aggregate expenses (including the management fee, but excluding brokerage commissions, interest charges and taxes) exceeds 0.40%. Without such arrangement, Total Expenses would have been 0.50% for the MONEY MARKET PORTFOLIO.



 (2) Fees are stated net of waivers and/or reimbursements. Absent waivers and/or reimbursements, the Management Fees, "12b-1 Fees", Other Expenses and Total Annual Operating Expenses would have been 1.00%, 0.25%, 0.27%, and 1.52% respectively for the TECHNOLOGY PORTFOLIO -- CLASS B. Effective May 1, 2000, there is no cap on the expenses for this fund.



 (3) The Adviser has agreed to waive all of its fees for the period ending October 31, 1999 (the Fund's fiscal year end). If such fees were not waived and expenses not reimbursed, total Annual Operating Expenses for the SELECT SMALL CAP PORTFOLIO, the SELECT MID CAP PORTFOLIO, the SELECT GROWTH PORTFOLIO, the SELECT GROWTH AND INCOME PORTFOLIO, and the SELECT GOVERNMENT PORTFOLIO would have been 4.38%, 5.35%, 5.00%, 5.22% and 3.73% respectively. As a result of a voluntary expense limitation, the expense ratios of these funds will not exceed 1.00%, 0.95%, 0.95%, 0.95%, and 0.80% respectively.



 (4) On 2/8/00, a merger and reorganization was approved to merge the assets of Franklin Small Cap Investments Fund into Franklin Small Cap Fund, effective 5/1/00. The above table shows restated total expenses based upon the new fees and assets of Franklin Small Cap Fund as of 12/31/99, and not the assets of the combined fund on 5/1/00. However if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.55%, Distribution and Service Fee 0.25%, Other expenses 0.27% and Total Fund Operating Expenses 1.07%. The Fund's Class 2 distribution plan or "Rule 12b-1 Plan" is described in the Fund's prospectus.



 (5) On 2/8/00, fund shareholders approved a merger and reorganization to merge the assets of Templeton International Equity Fund into Templeton International Fund (which then changed its name to Templeton International Securities Fund), effective 5/1/00. The table shows restated total expenses based upon the new fees and assets of Templeton International Fund as of 12/31/99, and not the assets of the combined fund on 5/1/00. However if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.65%, Distribution and Service Fee 0.25%, Other expenses 0.20% and Total Fund Operating Expenses 1.10%. The Fund's Class 2 distribution plan or "Rule 12b-1 Plan" is described in the Fund's prospectus.



 (6) The Adviser has waived all or a portion of its Management Fees for the year ended December 31, 1999. If such fees were not waived or expenses reimbursed, the Management Fee, Other Expenses, and Total Annual Operating Expenses would have been as follows: 0.70%, 0.45% and 1.15% respectively for the INVESTORS FUND; 0.75%, 1.05%, and 1.80% respectively for the HIGH YIELD BOND FUND; 0.85%, 1.14%, and 1.99% respectively for the CAPITAL FUND; and 0.80%, 0.85%, and 1.65% respectively for the TOTAL RETURN FUND.



 (7) Travelers Insurance Company has agreed to reimburse the MFS MID CAP GROWTH PORTFOLIO for expenses for the year ended December 31, 1999 which exceeded 0.80%, 0.90%, 1.00% and 1.00% respectively. Without such voluntary arrangements, the actual annualized Total Annual Operating Expenses would have been 1.07%.



 (8) Expenses are as of October 31, 1999 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 1999.

 (9) Fee waivers and expense reimbursements reduced expenses for CITISELECT(R) VIP 200 CONSERVATIVE, CITISELECT(R) VIP 300 BALANCED, CITISELECT(R) VIP 400 GROWTH, CITISELECT(R) VIP 500 GROWTH PLUS, and the CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO for the period ended December 31, 1999. If such expenses were not voluntarily reimbursed, the actual annualized Total Annual Operating Expenses would have been 4.82%, 3.66%, 5.44%, 10.38%, and 9.40% respectively.



(10) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. Without these reductions, the Total Annual Operating Expenses presented in the table would have been 0.95% for CONTRAFUND PORTFOLIO -- SERVICE CLASS 2. Service Class 2 expenses are based on estimated expenses for the first year.



EXAMPLE*:



Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:



---------------------------------------------------------------------------------------------------------------------------------
                                                      IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                            END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                                    -------------------------------------   -------------------------------------
                  FUNDING OPTION                    1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
 High Yield Bond Trust............................    93       141       171        260       23        71       121        260
 Money Market Portfolio...........................    89       128       150        218       19        58       100        218
AIM VARIABLE INSURANCE FUNDS, INC.
 AIM V.I. Value Fund..............................    92       139       169        255       22        69       119        255
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
 Technology Portfolio -- Class B..................    97       152       191        299       27        82       141        299
CONCERT INVESTMENT SERIES
 Select Small Cap Portfolio.......................    95       146       181        279       25        76       131        279
 Select Government Portfolio......................    93       140       171        259       23        70       121        259
 Select Growth Portfolio..........................    94       145       178        274       24        75       128        274
 Select Growth and Income Portfolio...............    94       145       178        274       24        75       128        274
 Select Mid Cap Portfolio.........................    94       145       178        274       24        75       128        274
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST
 Franklin Small Cap Fund -- Class 2...............    96       149       184        286       26        79       134        286
 Templeton International Securities Fund -- Class
   2..............................................    96       150       187        292       26        80       137        292
SALOMON BROTHERS VARIABLE SERIES FUND INC.
 Capital Fund.....................................    95       146       181        279       25        76       131        279
 High Yield Bond Fund.............................    95       146       181        279       25        76       131        279
 Investors Fund...................................    95       146       180        277       25        76       130        277
 Total Return Fund................................    95       146       181        279       25        76       131        279
GREENWICH STREET SERIES FUND
 Equity Index Portfolio -- Class II...............    90       132       156        229       20        62       106        229
THE TRAVELERS SERIES TRUST
 Equity Income Portfolio..........................    94       143       175        267       24        73       125        267
 Large Cap Portfolio..............................    94       143       174        266       24        73       124        266
 MFS Emerging Growth Portfolio....................    94       143       174        266       24        73       124        266
 MFS Mid Cap Growth Portfolio.....................    95       146       181        279       25        76       131        279
 MFS Research Portfolio...........................    95       146       180        278       25        76       130        278
 Travelers Quality Bond Portfolio.................    90       133       157        232       20        63       107        232
TRAVELERS SERIES FUND INC.
 AIM Capital Appreciation Portfolio...............    93       142       173        263       23        72       123        263
 MFS Total Return Portfolio.......................    93       142       173        263       23        72       123        263
 Putnam Diversified Income Portfolio..............    93       141       172        262       23        71       122        262
VARIABLE ANNUITY PORTFOLIOS
 CitiSelect(R) VIP Folio 200 Conservative.........    94       145       178        274       24        75       128        274
 CitiSelect(R) VIP Folio 300 Balanced.............    94       145       178        274       24        75       128        274
 CitiSelect(R) VIP Folio 400 Growth...............    97       154       193        304       27        84       143        304
 CitiSelect(R) VIP Folio 500 Growth Plus..........    97       154       193        304       27        84       143        304
 CitiFunds Small Cap Growth VIP Portfolio.........    94       143       176        269       24        73       126        269
VARIABLE INSURANCE PRODUCTS FUND II
 Contrafund(R) Portfolio -- Service Class 2.......    94       143       176        269       24        73       126        269



* THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE EXAMPLE REFLECTS THE $30 ANNUAL CONTRACT ADMINISTRATIVE CHARGE AS AN ANNUAL CHARGE OF 0.054% OF ASSETS.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

CitiElite Annuity is a contract between the contract owner ("you"), and the Company. You make purchase payments to us and we credit them to your Contract. The Company promises to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one fixed account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience or interest. The contract value also reflects all surrenders made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.


Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that written information must be sent to the Company's Customer Service Office at One Tower Square, Hartford, Connecticut 06183-4065 in a form and content satisfactory to us.


CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to the Company's Customer Service Office at (800) 497-4857.

PURCHASE PAYMENTS

The initial purchase payment must be at least $5,000, which amount may be paid in one or more installments of at least $100 within the first twelve months after the contract date. You may make additional payments of at least $100 at any time. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made with our prior consent.


We will apply the initial purchase payment within two business days after we receive it in good order at our Customer Service Office. Subsequent purchase payments will be credited to a Contract on the same business day, if received in good order by our Customer Service Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open. Our business day ends at 4:00 p.m. Eastern time unless we need to close earlier due to an emergency.


ACCUMULATION UNITS


The period between the contract effective date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE FUNDING OPTIONS


You choose which of the following variable funding options to have your purchase payments allocated to. These funding options are subsections of the Separate Account, which invest in the underlying mutual funds ("underlying funds"). You will find detailed information about the options and their inherent risks in the current prospectuses for the funding options which must accompany this prospectus. You are not investing directly in the underlying fund. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. Contact your registered representative or call (800) 497-4857 to request additional copies of the prospectuses.


If any of the funding options become unavailable for allocating purchase payments, or if we believe that further investment in a funding option is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:


FUNDING OPTION                                  INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS
SERIES FUND, INC.
    Technology Portfolio Class   Seeks to achieve growth of capital by investing     Alliance Capital Management
    B                            primarily in securities of companies that use       L.P.
                                 technology extensively in the development of new
                                 or improved products or processes. Current income
                                 is incidental to the Portfolio's objective.

AIM VARIABLE INSURANCE FUNDS,
INC.
    AIM V.I. Value Fund          Seeks to achieve long-term growth of capital by     AIM Advisers, Inc.
                                 investing primarily in equity securities of
                                 undervalued companies. Income is a secondary
                                 objective.

CONCERT INVESTMENT SERIES
    Select Small Cap Portfolio   Seeks capital appreciation by investing primarily   SSB Citi Fund Management LLC
                                 in the common stocks of small cap companies having  ("SSB Citi")
                                 market capitalization in the lowest 20% of all
                                 publicly traded U.S. companies.
    Select Growth Portfolio      Seeks capital appreciation by investing primarily   SSB Citi
                                 in U.S. common stocks and other equity securities,
                                 typically of established companies with large
                                 market capitalization.
    Select Growth and Income     Seeks both growth and income by investing princi-   SSB Citi
    Portfolio                    pally in equity securities which provide dividend
                                 and interest income but may invest in non-income
                                 producing investments for potential appreciation
                                 in value.
    Select Government Portfolio  Seeks high current return consistent with the       SSB Citi
                                 preservation of capital by investing primarily in
                                 debt instruments issued or guaranteed by the U.S.
                                 government, its agencies or instrumentalities.
    Select Mid Cap Portfolio     Seeks long-term growth of capital by investing at   SSB Citi
                                 least 65% of its assets in the equity securities
                                 of companies having a market capitalization within
                                 the range of the companies included in the
                                 Standard and Poor's MidCap 400 Index at the time
                                 of investment.

FRANKLIN TEMPLETON INSURANCE
PRODUCTS TRUST
    Franklin Small Cap Fund      Seeks long-term capital growth. The Fund seeks to   Franklin Advisers, Inc.
    (Class 2)                    accomplish its objective by investing primarily
                                 (normally at least 65% of its assets) in equity
                                 securities of smaller capitalization growth
                                 companies.
    Templeton International      Seeks long-term capital growth through a flexible   Templeton Investment Counsel,
    Securities Fund (Class 2)    policy of investing in stocks and debt obligations  Inc.
                                 of companies and governments outside the United
                                 States. Any income realized will be incidental.

FUNDING OPTION                                  INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
GREENWICH STREET SERIES FUND
    Equity Index Portfolio       Seeks to replicate, before deduction of expenses,   Travelers Investment Management
    Class II                     the total return performance of the S&P 500 index.  Co.

SALOMON BROTHERS VARIABLE
SERIES FUND, INC.
    Capital Fund                 Seeks capital appreciation, primarily through       Salomon Brothers Asset
                                 investments in common stocks which are believed to  Management ("SBAM")
                                 have above-average price appreciation potential
                                 and which may involve above average risk.
    High Yield Bond Fund         Seeks to maximize current income, and secondarily,  SBAM
                                 to seek capital appreciation through investments
                                 in medium or lower rating categories.
    Investors Fund               Seeks long-term growth of capital, and,             SBAM
                                 secondarily, current income, through investments
                                 in common stocks of well-known companies.
    Total Return Fund            Seeks above-average income (compared to a portfo-   SBAM
                                 lio invested entirely in equity securities).
                                 Secondarily, seeks opportunities for growth of
                                 capital and income.
THE TRAVELERS SERIES TRUST
    Equity Income Portfolio      Seeks reasonable income by investing at least 65%   Travelers Asset Management
                                 in income-producing equity securities. The balance  International Company ("TAMIC")
                                 may be invested in all types of domestic and        Subadviser: Fidelity Management
                                 foreign securities, including bonds. The Portfolio  & Research Co. ("FMR")
                                 seeks to achieve a yield that exceeds that of the
                                 securities comprising the S&P 500. The Subadviser
                                 also considers the potential for capital
                                 appreciation.
    Large Cap Portfolio          Seeks long-term growth of capital by investing      TAMIC
                                 primarily in equity securities of companies with    Subadviser: FMR
                                 large market capitalizations.
    MFS Emerging Growth          Seeks to provide long-term growth of capital.       TAMIC
    Portfolio                    Dividend and interest income from portfolio         Subadviser: Massachusetts
                                 securities, if any, is incidental to the MFS        Financial Services ("MFS")
                                 Portfolio's investment objective.
    MFS Mid Cap Growth           Seeks to obtain long-term growth of capital by      TAMIC
    Portfolio                    investing, under normal market conditions, at       Subadviser: MFS
                                 least 65% of its total assets in equity securities
                                 of companies with medium market capitalization
                                 which the investment adviser believes have
                                 above-average growth potential.
    MFS Research Portfolio       Seeks to provide long-term growth of capital and    TAMIC
                                 future income.                                      Subadviser: MFS
    Travelers Quality Bond       Seeks current income, moderate capital volatility   TAMIC
    Portfolio                    and total return.
TRAVELERS HIGH YIELD BOND TRUST  Generous income. The assets of the High Yield Bond  TAMIC
                                 Trust will be invested in bonds, which, as a
                                 class, sell at discounts from par value and are
                                 typically high risk securities.
TRAVELERS MONEY MARKET           Seeks high current income from short-term money     TAMIC
PORTFOLIO                        market instruments while preserving capital and
                                 maintaining a high degree of liquidity.
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation     Seeks capital appreciation by investing             Travelers Investment Advisers
    Portfolio                    principally in common stock, with emphasis on       ("TIA")
                                 medium-sized and smaller emerging growth            Subadviser: AIM Capital
                                 companies.                                          Management, Inc.
    MFS Total Return Portfolio   Seeks to obtain above-average income (compared to   TIA
                                 a portfolio entirely invested in equity             Subadviser: MFS
                                 securities) consistent with the prudent employment
                                 of capital. Generally, at least 40% of the
                                 Portfolio's assets will be invested in equity
                                 securities.
    Putnam Diversified Income    Seeks high current income consistent with           TIA
    Portfolio                    preservation of capital. The Portfolio will         Subadviser: Putnam Investment
                                 allocate its investments among the U.S. Government  Management, Inc.
                                 Sector, the High Yield Sector, and the
                                 International Sector of the fixed income
                                 securities markets.

FUNDING OPTION                                  INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
    CitiSelect VIP Folio 200     This portfolio seeks as high a total return over    Citibank, N.A.
    Conservative                 time as is consistent with primary emphasis on
                                 fixed income securities and a secondary emphasis
                                 on equity securities. Under normal circumstances,
                                 20%-40% of the portfolio's assets will be invested
                                 in equity securities and 60%-80% of the
                                 portfolio's assets will be invested in fixed
                                 income securities.
    CitiSelect VIP Folio 300     This portfolio seeks as high a total return over    Citibank, N.A.
    Balanced                     time as is consistent with a balanced emphasis on
                                 equity and fixed-income securities. Under normal
                                 circumstances, 40%-60% of the portfolio's assets
                                 will be invested in equity securities and 40%-60%
                                 of the portfolio's assets will be invested in
                                 fixed income securities.
    CitiSelect VIP Folio 400     This portfolio seeks as high a total return over    Citibank, N.A.
    Growth                       time as is consistent with a primary emphasis on
                                 equity securities and a secondary emphasis on
                                 fixed income securities. Under normal
                                 circumstances, 60%-80% of the portfolio's assets
                                 will be invested in equity securities and 20%-40%
                                 of the portfolio's assets will be invested in
                                 fixed income securities.
    CitiSelect VIP Folio 500     This portfolio seeks as high a total return over    Citibank, N.A.
    Growth Plus                  time as is consistent with a dominant emphasis on
                                 equity securities and a small allocation to fixed
                                 income. Under normal circumstances, 75%-100% of
                                 the portfolio's assets will be invested in equity
                                 securities and 0%-25% of the portfolio's assets
                                 will be invested in fixed income securities.
    CitiFunds Small Cap Growth   The fund seeks long-term capital growth by          Citibank, N.A.
    VIP Portfolio                investing in equity securities of U.S. companies
                                 with market capitalizations below the top 1,000
                                 stocks of the equity market. Under normal
                                 circumstances, at least 65% of the fund's total
                                 assets will be invested in such companies.
                                 Dividend income, if any, is incidental to this
                                 investment objective.

VARIABLE INSURANCE PRODUCTS
FUND II
    Contrafund Portfolio:        Seeks long term appreciation of capital by          SSB Citi
    Service Class 2              investing primarily in equity securities.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the contract owner, annuitant, or first of the joint contract owners,

     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to contract owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses including commission payments to your sales agent, and

     - other costs of doing business.

Risks we assume include:

     - that annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the contract value, and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

WITHDRAWAL CHARGE

We do not deduct a sales charge from purchase payments when they are made to the Contract. However, a withdrawal charge will apply if purchase payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the purchase payment withdrawn as follows:


 YEARS SINCE PURCHASE
     PAYMENT MADE                         WITHDRAWAL CHARGE
          <1                                  7    %
            1                                 7    %
            2                                 7    %
            3                                 6    %
            4                                 5    %
            5                                 4    %
            6                                 3    %
             7 and over                       0    %


For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

        (a) any purchase payment to which no withdrawal charge applies, and then

        (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

        (c) from any purchase payment to which a withdrawal charge applies (on a first-in, first-out basis), then

        (d) from any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge:

     - from payments we make due to the distribution of death proceeds;

     - upon election of a lifetime annuity payout taken after the first Contract year or,

     - due to a minimum distribution under our minimum distribution rules then in effect.

Note: Any free withdrawals taken will not reduce purchase payments still subject to a withdrawal charge.

FREE WITHDRAWAL ALLOWANCE

You may withdraw up to 15% of the contract value annually, without a withdrawal charge. (If you have purchase payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of purchase payments no longer subject to a withdrawal charge. Note: Any free withdrawal taken will reduce purchase payments no longer subject to a withdrawal charge.) For the first contract year, the available amount is 15% of the initial purchase payment. Beginning in the second contract year, the available free withdrawal amount is 15% of the contract value at the end of the previous contract year. The free withdrawal allowance applies to any partial withdrawals and to full withdrawals, except those transferred directly to annuity contracts issued by other financial institutions. In Washington State, the free withdrawal provision applies to all withdrawals.

ADMINISTRATIVE CHARGES

We deduct a contract administrative charge of $30 annually on each anniversary of the contract date. This charge compensates us for expenses incurred in establishing and maintaining the Contract. The $30 charge is deducted from the contract value by canceling accumulation units applicable to each variable funding option on a pro rata basis. For the first Contract year this charge will be prorated (i.e. calculated) from the date of purchase. A prorated charge will also be made if the Contract is completely withdrawn or terminated. We will not deduct a contract administrative charge:
        (1) from the distribution of death proceeds; or

        (2) after an annuity payout has begun.

An administrative expense charge (sometimes called "sub-account administrative charge") is deducted on each business day from amounts allocated to the variable funding options in order to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, the Company deducts a mortality and expense risk ("M&E") charge from amounts held in the variable funding options. The deduction is reflected in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge equals, on an annual basis, 1.25% of the amounts held in each variable funding option. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.


FUNDING OPTION EXPENSES

The charges and expenses of the funding options are summarized in the fee table and are described in the accompanying prospectuses.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. The Company is responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from the contract value either upon death, surrender, annuitization, or at the time purchase payments are made to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the contract, we reserve the right to charge you proportionately for this tax.

                                   TRANSFERS
--------------------------------------------------------------------------------

Up to 30 days before the maturity date, you may transfer all or part of the contract value between funding options. Transfers are made at the value(s) next determined after we receive your request at the Home Office. There are no charges or restrictions on the amount or frequency of transfers currently; however, we reserve the right to charge a fee for any transfer request, and to limit the number of transfers to one in any six-month period. We also reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.

Since different funding options have different expenses, a transfer of contract values from one funding option to another could result in your investment becoming subject to higher or lower expenses. After the maturity date, you may make transfers between funding options only with our consent. Please refer to Appendix B for information about transfers between the Fixed Account and the funding options.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, more accumulation units are purchased in a funding option if the value per unit is low and fewer accumulation units are purchased if the value per unit is high. Therefore, a lower-than-average cost per unit may be achieved over the long run.

You may elect the DCA Program through written request or other method acceptable to the Company. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $100.

You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.


In addition to the DCA Program, the Company may credit increased interest rates to contract owners under an administrative Special DCA Program established at the discretion of the Company, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on funds in the Special DCA Program and all purchase payments and accrued interest must be transferred on a level basis to the selected funding option in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and all purchase payments and accrued interest in this Program must be transferred on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by the Company. If complete Program enrollment instructions are not received by the Company within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, your contract value will be credited for the remainder of 6 or 12 months with the interest rate for non-Program funds.

A contract owner may only have one DCA Program or Special DCA Program in place at one time. Any subsequent purchase payments received by the Company within the Program period selected will be allocated to the current funding options over the remainder of that Program transfer period, unless otherwise directed by the contract owner.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between investment options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s) from which amounts are to be withdrawn, the withdrawal will be made on a pro rata basis. The cash surrender value will be determined as of the close of business after we receive your surrender request at the Customer Service Office. The cash surrender value may be more or less than the purchase payments made. Withdrawals during the annuity period are not allowed.

We may defer payment of any cash surrender value for a period of up to seven days after the written request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Beginning in the first contract year and before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. Any applicable premium taxes and withdrawal charge will be deducted. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form provided by the Company. We will surrender accumulation units pro rata from all investment options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. If available, all loan provisions are described in your Contract or loan agreement.


                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------


TYPES OF OWNERSHIP



CONTRACT OWNER



CONTRACT OWNER (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom the contract is subsequently assigned. An assignment of ownership or a collateral assignment may be made only for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the contract provided you have not named an irrevocable beneficiary and provided the Contract is not assigned.



You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.



Joint Owner. For nonqualified contracts only, joint owners (e.g. spouses) may be named in a written request before the contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.



BENEFICIARY



You name the beneficiary in a written request. The beneficiary has the right to receive any death proceeds under the contract upon the death of the annuitant or a contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless different shares are recorded with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the contract, the death benefit proceeds will be held in a fixed account until the beneficiary elects a Settlement Option or takes a distribution.



Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.



ANNUITANT



The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. The annuitant may not be changed after the contract is in effect.



A contingent annuitant may not be changed, deleted or added after the Contract becomes effective.


                                 DEATH BENEFIT
--------------------------------------------------------------------------------

Before the maturity date, when there is no contingent annuitant, a death benefit is payable when either the annuitant or a contract owner dies. The death benefit is calculated at the close of the business day on which the Company's Customer Service Office receives due proof of death and written payment instructions ("death report date").

DEATH PROCEEDS BEFORE THE MATURITY DATE

WHERE THE ANNUITANT WAS YOUNGER THAN AGE 68 ON THE CONTRACT DATE:

The death benefit payable will be the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax and outstanding loans:

        (1) the contract value;

        (2) the total purchase payments made under the Contract less all partial surrenders; or

        (3) the Step-Up value (if any, as described below).

We must be notified no later than six months from the date of death in order for Us to make payment of proceeds as described above. If we receive the notification more than six months after the date of death, the Death Benefit payable will be the Contract Value on the Death Report Date less any applicable premium tax and outstanding loans.

WHERE THE ANNUITANT WAS BETWEEN THE AGES OF 68 THROUGH 75 ON THE CONTRACT DATE:

The death benefit payable will be the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax and outstanding loans:

        (1) the contract value;

        (2) the total purchase payments made under the Contract less all partial surrender; or

        (3) the Step-Up value (as described below) associated with the seventh Contract Date Anniversary.

We must be notified no later than six months from the date of death in order for Us to make payment of proceeds as described above. When permitted by state law, if we receive the notification more than six months after the date of death, the Death Benefit payable will be the Contract Value on the Death Report Date less any applicable premium tax and outstanding loans.

WHERE ANNUITANT WAS AGE 76 OR OLDER ON THE CONTRACT DATE:

The death benefit payable will be the Contract Value on the Death Report Date, less any applicable premium tax and any outstanding loans.

STEP-UP VALUE:

The Step-Up Value will be established on the seventh Contract Date anniversary. The Step-Up Value will equal the Contract Value on that anniversary. For Contracts where the Annuitant was younger than 68 on the Contract Date, the Step-Up Value will be recalculated on each anniversary until the Annuitant's 76th birthday. If the Contract Value on the anniversary is greater than the Step-Up Value, the Step-Up Value will be reset to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value remains unchanged. For all contracts, each time a Purchase Payment is made we will increase the Step-Up Value by the amount of the payment and, when a partial surrender is taken, we will reduce the Step-Up Value by a Partial Surrender reduction (as described below).

The Partial Surrender Reduction equals:

        (1) the Step-Up Value immediately before the reduction for the partial surrender, multiplied by

        (2) the amount of the partial surrender divided by

        (3) the Contract Value immediately before the partial surrender.

For example, assume your current contract value is $55,000. If your original step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, the step-up value would be reduced as follows:


        50,000 x (10,000/55,000) = 9,090



Your new step-up value would be 50,000 - 9,090, or $40,910.


The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your original step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, the step-up value would be reduced as follows:

        50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000 - 16,666, or $33,334.


PAYMENT OF PROCEEDS



The process of paying death benefit proceeds before the maturity date under various situations for nonqualified contracts and qualified contracts is summarized in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.



                             NONQUALIFIED CONTRACTS



--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                            RULES APPLY*
--------------------------------------------------------------------------------------------------------------
 Owner (who is not the           The beneficiary (ies),     Unless, the beneficiary is      Yes
 annuitant) (with no joint       or if none, to the         the contract owner's spouse
 owner)                          contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Owner (who is the annuitant)    The beneficiary (ies),     Unless, the beneficiary is      Yes
 (with no joint owner)           or if none, to the         the contract owner's spouse
                                 contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Joint Owner (who is not the     The surviving joint        Unless the surviving joint      Yes
 annuitant)                      owner.                     owner is the spouse and
                                                            elects to assume and continue
                                                            the contract.
--------------------------------------------------------------------------------------------------------------
 Joint Owner (who is the         The beneficiary (ies),     Unless the beneficiary is the   Yes
 annuitant)                      or if none, to the         contract owner's spouse and
                                 contract owner's estate.   the spouse elects to assume
                                                            and continue the contract.
                                                            Or, unless there is a
                                                            contingent annuitant the
                                                            contingent annuitant becomes
                                                            the annuitant and the
                                                            proceeds will be paid to the
                                                            surviving joint owner. If the
                                                            surviving joint owner is the
                                                            spouse, the spouse may elect
                                                            to assume and continue the
                                                            contract.
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                            RULES APPLY*
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is not the       The beneficiary (ies).     Unless, there is a contingent   No
 contract owner)                                            annuitant. Then, the
                                                            contingent annuitant becomes
                                                            the annuitant and the
                                                            Contract continues in effect
                                                            (generally using the original
                                                            maturity date). The proceeds
                                                            will then be paid upon the
                                                            death of the contingent
                                                            annuitant or owner.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is the contract  See death of "owner who                                    N/A
 owner)                          is the annuitant" above.
--------------------------------------------------------------------------------------------------------------
 Annuitant (where owner is a     The beneficiary (ies)                                      Yes (Death of
 nonnatural person/trust)        (e.g. the trust).                                          annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
--------------------------------------------------------------------------------------------------------------
 Contingent Annuitant (assuming  No death proceeds are      N/A
 annuitant is still alive)       payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------



* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death.



                              QUALIFIED CONTRACTS



--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                         RULES APPLY (SEE *
                                                                                                  ABOVE)
--------------------------------------------------------------------------------------------------------------
 Owner/Annuitant                 The beneficiary (ies),                                     Yes
                                 or if none, >to the
                                 contract owner's estate.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------



DEATH PROCEEDS AFTER THE MATURITY DATE



If any owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income plans (annuity or income options) or elect a lump sum distribution. While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity or income payments will begin on the maturity date stated in the Contract unless the Contract has been fully surrendered or the proceeds have been paid to the beneficiary before that date, or unless you elect another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before annuity payments are made. Not all options may be available in all states.

Unless you elect otherwise, the maturity date will be the annuitant's 90th birthday or ten years after the effective date of the contract, if later. (For Contracts issued in certain states, the maturity date elected may not be later than the annuitant's 90th birthday.) Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. Independent tax advice should be sought regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

When an annuity option is elected, it may be elected as a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, no election has been made to the contrary, the cash surrender value will be applied to provide an annuity funded by the same investment options as you have selected during the accumulation period (contract value, in Oregon). At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which annuity payments will be determined. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. The number of annuity units credited to the Contract is determined by dividing the first monthly annuity payment attributable to each funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. An annuity unit is used to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. The Contract contains tables used to determine the first monthly annuity payment. If a variable annuity is elected, the amount applied to it will be the value of the funding options as of 14 days before the date annuity payments begin less any applicable premium taxes not previously deducted.

The amount of the first monthly payment depends on the annuity option elected and the annuitant's adjusted age. A formula for determining the adjusted age is contained in the Contract. The total first monthly annuity payment is determined by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of contract value applied to that annuity option and factors in an assumed daily net investment factor. The Assumed Daily

Net Investment factor corresponds to an annual interest rate of 3%, used to determine the guaranteed payout rates shown. If investment rates are higher at the time annuitization is selected, payout rates will be higher than those shown. The Company reserves the right to require satisfactory proof of age of any person on whose life annuity payments are based before making the first payment under any of the payment options.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will be equal to the sum of the basic payments in each funding option. The actual amounts of these payments are determined by multiplying the number of annuity units credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount applied to begin the annuity will be the cash surrender value, determined as of the date annuity payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity or income option selection any time up to the maturity date. Once annuity or income payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Joint Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $1,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, all or any part of the cash surrender value (less any applicable premium taxes) may be paid under one or more of the following annuity options. Payments under the annuity options may be elected on a monthly, quarterly, semiannual or annual basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. One will be designated the primary payee, the other will be designated the secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for annuity payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's cash surrender value (or, if required by state law, contract value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. The Company will make equal payments of the amount elected until the cash surrender value applied under this option has been exhausted. The first payment and all later payments will be paid from each funding option or the Fixed Account in proportion to the cash surrender value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. The Company will make payments for the period selected. The amount of each payment will be equal to the remaining cash surrender value applied under this option divided by the number of remaining payments. If, at the death of the annuitant, the total number of fixed payments has not been made, the payments will be made to the beneficiary.

Option 3 -- Other Income Options. The Company will make any other arrangements for Income Options as may be mutually agreed upon.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the contract value (including charges) within twenty days after you receive it (the "right to return period"). You bear the investment risk on the purchase payment during the right to return period; therefore, the contract value returned may be greater or less than your purchase payment.

If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your purchase payment will be refunded in full; during the remainder of the right to return period, the contract value (including charges) will be refunded.

The contract value will be determined following the close of the business day on which we receive the Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, the Company will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if the contract value as of that date is less than $1,000 and no purchase payments have been made for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after the Company has mailed notice of termination to the contract owner's last known address and to any assignee of record. If the Contract is terminated, we will pay you the cash surrender value less any applicable premium tax, and any applicable administrative charge.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

TRANSFERS OF CONTRACT VALUES TO OTHER ANNUITIES

Where state law permits, we may allow contract owners to transfer their contract values into other annuities offered by us or our affiliated insurance companies under rules then in effect.

                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

First Citicorp Life Variable Annuity ("Separate Account") was established on July 6, 1994 and is registered with the SEC as a unit investment trust (separate account) under the Investment Company Act of 1940, as amended (the "1940 Act"). The Separate Account assets attributable to the Contracts will be invested exclusively in the shares of the variable funding options.

The Separate Account assets are held for the exclusive benefit of the owners of this separate account, according to the laws of New York. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business which the Company may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. All such income and/or distributions are reinvested in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's funding options. We may advertise the "standardized average annual total returns" of the funding option, calculated in a manner prescribed by the SEC, and the "non-standardized total return," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual administrative charge is converted to a percentage of assets based on the actual fee collected (or anticipated to be collected, if a new product), divided by the average net assets for Contracts sold (or anticipated to be sold). Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

For funding options that were in existence before they became available under the Separate Account, the nonstandardized average annual total return quotations will reflect the investment performance that such funding options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.


TAX-FREE EXCHANGES: The Internal Revenue Codes provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endownment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.


TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED


If you purchase an annuity contract with proceeds of an eligible rollover distribution from any pension plan, specially sponsored program, or individual retirement annuity (IRA) with pre-tax dollars, your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities, pension and profit-sharing plans (including 401(k) plans), Keogh Plans, and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRA, after tax contributions accumulate until Maturity, when amounts (including earnings) may be withdrawn tax-free. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.


NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the contract value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the surviving joint owner, or the beneficiary, will have to pay taxes prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

Assets in the separate accounts, also referred to as segregated asset accounts, must be owned by the Company and not by the Contract Owner for federal income tax purposes. Otherwise, the deferral of taxes is lost and income and gains from the accounts would be includable annually in the Contract Owner's gross income.

The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses an incident of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department announced, in connection with the issuance of temporary regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets of the account." This announcement, dated September 15, 1986, also stated that the guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The Company does not know if such guidance will be issued, or if it is, what standards it may set. Furthermore, the Company does not know if such guidance may be issued with retroactive effect. New regulations are generally issued with a prospective-only effect as to future sales or as to future voluntary transactions in existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent Contract Owners from being considered the owner of the assets of the separate account.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANY

First Citicorp Life Insurance Company is a stock life insurance company organized under the laws of the State of New York in 1978. First Citicorp Life is wholly owned by Citicorp Life Insurance Company, an Arizona insurer, which in turn, is wholly owned by Citibank Delaware. Citibank Delaware is a wholly owned subsidiary of Citicorp Holdings Inc., which in turn, is a wholly owned subsidiary of Citigroup Inc. one of the world's largest bank holding companies.


First Citicorp Life engages in the reinsurance of credit life insurance issued by other insurance companies. First Citicorp Life also issues term life insurance and fixed and variable annuities on a direct basis. The Company's Home Office is located at 333 West 34th Street, New York, NY 10001.


FINANCIAL STATEMENTS


The financial statements for the insurance company and the separate account are located in the Statement of Additional Information. These reports are accessible through the SEC's website that appears on page 1 of the prospectus.


DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business and where the Contract is approved. Any sales representative or employee who sells the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is CFBDS, Inc., 21 Milk St., Boston, MA. CFBDS, Inc. is not affiliated with the Company or the Separate Account. However, it is currently anticipated that Travelers Distribution LLC, an affiliated broker-dealer, may become the principal underwriter for the Contracts during the year 2000.


Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, the Company may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The Contract is governed by the laws of the state in which it is delivered. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which the Contract is delivered. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the funding options. However, we believe that when a funding option solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

LEGAL PROCEEDINGS AND OPINIONS

There are no pending legal proceedings affecting the Separate Account or the Company. Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under New York law and the validity of the forms of the variable annuity contracts under New York law, have been passed on by the General Counsel of the Company.

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                          FIRST CITICORP LIFE VARIABLE
                            ANNUITY SEPARATE ACCOUNT
                            ACCUMULATION UNIT VALUES




                       PORTFOLIO NAME
----------------------------------------------------------------------------
TRAVELERS HIGH YIELD BOND TRUST
Unit Value at beginning of year.............................               1
Unit Value at end of year...................................        0.989639
Number of units outstanding at end of year..................    229,710.5728

TRAVELERS MONEY MARKET PORTFOLIO
Unit Value at beginning of year.............................               1
Unit Value at end of year...................................        1.020466
Number of units outstanding at end of year..................    325,541.8238

VARIABLE ANNUITY PORTFOLIOS
CITISELECT FOLIO 200 CONSERVATIVE
Unit Value at beginning of year.............................               1
Unit Value at end of year...................................        1.019241
Number of units outstanding at end of year..................    217,156.1554

CITISELECT FOLIO 300 BALANCED
Unit Value at beginning of year.............................               1
Unit Value at end of year...................................        1.046945
Number of units outstanding at end of year..................    182,037.3579

CITISELECT FOLIO 400 GROWTH
Unit Value at beginning of year.............................               1
Unit Value at end of year...................................        1.072726
Number of units outstanding at end of year..................     82,096.2979

CITISELECT FOLIO 500 GROWTH PLUS
Unit Value at beginning of year.............................               1
Unit Value at end of year...................................        1.092684
Number of units outstanding at end of year..................     26,368.7837

CITISELECT SMALL CAP GROWTH VIP
Unit Value at beginning of year.............................               1
Unit Value at end of year...................................        1.447874
Number of units outstanding at end of year..................    114,352.0200

SELECT CONCERT INVESTMENT SERIES
GOVERNMENT PORTFOLIO
Unit Value at beginning of year.............................               1
Unit Value at end of year...................................        0.987866
Number of units outstanding at end of year..................    118,578.6986

SELECT GROWTH & INCOME PORTFOLIO
Unit Value at beginning of year.............................               1
Unit Value at end of year...................................        1.081850
Number of units outstanding at end of year..................    481,692.8138

SELECT GROWTH PORTFOLIO
Unit Value at beginning of year.............................               1
Unit Value at end of year...................................        1.182107
Number of units outstanding at end of year..................  1,085,789.6581

SELECT MID CAP PORTFOLIO
Unit Value at beginning of year.............................               1
Unit Value at end of year...................................        1.189776
Number of units outstanding at end of year..................    395,923.4556

SELECT SMALL CAP PORTFOLIO
Unit Value at beginning of year.............................               1
Unit Value at end of year...................................        1.238916
Number of units outstanding at end of year..................    535,120.0303

GREENWICH STREET SERIES FUND
EQUITY INDEX PORTFOLIO CLASS II
Unit Value at beginning of year.............................               1
Unit Value at end of year...................................        3.566304
Number of units outstanding at end of year..................    653,332.3396

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


                          FIRST CITICORP LIFE VARIABLE
                            ANNUITY SEPARATE ACCOUNT
                      ACCUMULATION UNIT VALUES (CONTINUED)



                       PORTFOLIO NAME
----------------------------------------------------------------------------

THE TRAVELERS SERIES TRUST
MFS MID CAP GROWTH PORTFOLIO
Unit Value at beginning of year.............................               1
Unit Value at end of year...................................        1.570453
Number of units outstanding at end of year..................  1,542,217.5836

TRAVELERS QUALITY BOND PORTFOLIO
Unit Value at beginning of year.............................               1
Unit Value at end of year...................................        1.006447
Number of units outstanding at end of year..................  1,879,152.8900

LARGE CAP PORTFOLIO (FIDELITY)
Unit Value at beginning of year.............................               1
Unit Value at end of year...................................        1.225365
Number of units outstanding at end of year..................  8,172,389.3013

MFS RESEARCH PORTFOLIO
Unit Value at beginning of year.............................               1
Unit Value at end of year...................................        1.206176
Number of units outstanding at end of year..................  3,145,553.2237

TRAVELERS SERIES FUND INC.
MFS TOTAL RETURN PORTFOLIO
Unit Value at beginning of year.............................               1
Unit Value at end of year...................................        0.986723
Number of units outstanding at end of year..................  4,154,043.1836

AIM CAPITAL APPRECIATION PORTFOLIO
Unit Value at beginning of year.............................               1
Unit Value at end of year...................................        1.393933
Number of units outstanding at end of year..................  3,443,558.9144

PUTNAM DIVERSIFIED INCOME PORTFOLIO
Unit Value at beginning of year.............................          1.0000
Unit Value at end of year...................................        1.007736
Number of units outstanding at end of year..................    976,460.7314

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN SMALL CAP FUND -- CLASS 2
Unit Value at beginning of year.............................               1
Unit Value at end of year...................................        1.606265
Number of units outstanding at end of year..................    610,330.6357

TEMPLETON INTERNATIONAL SECURITIES FUND -- CLASS 2
Unit Value at beginning of year.............................               1
Unit Value at end of year...................................        1.154708
Number of units outstanding at end of year..................  1,695,046.7013

SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
CAPITAL FUND
Unit Value at beginning of year.............................               1
Unit Value at end of year...................................        1.110208
Number of units outstanding at end of year..................  5,371,395.2079

HIGH YIELD BOND FUND
Unit Value at beginning of year.............................               1
Unit Value at end of year...................................        1.026291
Number of units outstanding at end of year..................    720,017.8980

TOTAL RETURN FUND
Unit Value at beginning of year.............................               1
Unit Value at end of year...................................        0.976196
Number of units outstanding at end of year..................  2,312,186.4827

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


                          FIRST CITICORP LIFE VARIABLE
                            ANNUITY SEPARATE ACCOUNT
                      ACCUMULATION UNIT VALUES (CONTINUED)



                       PORTFOLIO NAME
----------------------------------------------------------------------------

INVESTORS FUND
Unit Value at beginning of year.............................               1
Unit Value at end of year...................................        1.013551
Number of units outstanding at end of year..................  5,822,883.1527

                                   APPENDIX B

--------------------------------------------------------------------------------

                               THE FIXED ACCOUNT

The Fixed Account is secured by part of the general assets of the Company. The general assets of the Company include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account portion of the contract owner's contract value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior surrenders.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

The initial rate for any allocations into the Fixed Account is guaranteed for one year from the date of such allocation. Subsequent renewal rates will be guaranteed for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any other available funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract effective date. The transfers are limited to an amount of up to 15% of the Fixed Account Value on the semiannual contract effective date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to other funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX C

--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the insurance company. A list of the contents of the Statement of Additional Information is set forth below:

     The Insurance Company
     Principal Underwriter

     Distribution and Principal Underwriting Agreement

     Valuation of Assets
     Performance Information

     Federal Tax Considerations

     Independent Accountants
     Financial Statements

--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated May 1, 2000 (Form No. L-20675s) are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Company's Customer Service Office.


Name:

--------------------------------------------------------------------------------

Address:

--------------------------------------------------------------------------------

                      THIS PAGE INTENTIONALLY LEFT BLANK.

L-20675                                                              May 1, 2000

                                     PART B

         Information Required in a Statement of Additional Information

                                   CitiElite

                      STATEMENT OF ADDITIONAL INFORMATION

                                     dated

                                  May 1, 2000

                                      for

             FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

                                   ISSUED BY

                     FIRST CITICORP LIFE INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Contract Prospectus dated May 1, 2000. A copy of the Prospectus may be obtained by writing to First Citicorp Life Insurance Company, One Tower Square, Hartford, CT 06183 or by calling (800) 497-4857.

                               TABLE OF CONTENTS

THE INSURANCE COMPANY  .............................................   1

PRINCIPAL UNDERWRITER  .............................................   1

DISTRIBUTION AND PRINCIPAL UNDERWRITNG AGREEMENT ...................   2

VALUATION OF ASSETS ................................................   2

PERFORMANCE INFORMATION ............................................   3

FEDERAL TAX CONSIDERATIONS .........................................   7

INDEPENDENT ACCOUNTANTS ............................................   10

FINANCIAL STATEMENTS ...............................................   F-1

                             THE INSURANCE COMPANY

         First Citicorp Life Insurance Company is a stock insurance company organized under the laws of the State of New York in 1978. First Citicorp Life is wholly owned by Citicorp Life Insurance Company, an Arizona insurer, which in turn, is wholly owned by Citibank Delaware. Citibank Delaware is a wholly owned subsidiary of Chicago Holdings Inc., which in turn, is a wholly owned subsidiary of Citigroup, one of the world's largest bank holding companies.

         First Citicorp Life engages in the reinsurance of credit life insurance issued by other insurance companies. First Citicorp Life also issues term life insurance and fixed and variable annuities on a direct basis.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of New York, New York. An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

         The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Separate Account meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of New York laws.

It is conceivable that in the future it may be disadvantageous for both variable annuity and variable life insurance separate accounts, or for variable separate accounts of different insurance companies, to invest simultaneously in the same portfolios (called "mixed" and "shared" funding) . Currently neither the insurance companies nor the portfolios foresee any such disadvantages to the companies or to variable contract owners. Each portfolio's board of trustees, directors or managers intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.

                             PRINCIPAL UNDERWRITER

         CFBDS, Inc. serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. CFBDS, Inc. is not affiliated with the Company or the Separate Account. Its principal executive offices are located at 21 Milk Street, Boston, MA. However, it is currently anticipated that Travelers Distribution LLC, an affiliated broker dealer, may become the principal underwriter for the Contracts during the year 2000.

               DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

         Under the terms of the Distribution and Principal Underwriting Agreement among Fund ABD, CFBDS and the Company, CFBDS acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses CFBDS for certain sales and overhead expenses connected with sales functions.

                              VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each funding option is determined at 4:00 p.m. Eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

         Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

         Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

         Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a funding option from one valuation period to the next. The net investment factor for a funding option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable funding option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a funding option is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);
     (b) = any deduction for applicable taxes (presently zero); and
     (c) = the value of the assets of the funding option at the beginning of the valuation period.

         The gross investment rate may be either positive or negative. A funding option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each funding option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each funding option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit Value applicable to each funding option was established at $1.00. An annuity unit value as of any business day is equal to (a) the value of the annuity unit on the immediately preceding business day, multiplied by (b) the corresponding net investment factor for the valuation period just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is 1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                            PERFORMANCE INFORMATION

         From time to time, the Company may advertise several types of historical performance for the Funding Options of the Separate Account. The Company may advertise the "standardized average annual total returns" of the Funding Option, calculated in a manner prescribed by the Securities and Exchange Commission, as well as the "nonstandardized total return," as described below:

         STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the Funding Option has been in existence, if less. If a Funding Option has been in existence for less than one year, the "since inception" total return performance quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual administrative charge is converted to a percentage of assets based on the actual fee collected, divided by the average net assets for contracts sold under the Prospectus to which this Statement of Additional Information relates. Each quotation assumes a total redemption at the end of each period with the assessment of any applicable withdrawal charge at that time.

         NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of any applicable withdrawal charge or the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

         For Funding Options that were in existence before they became available under the Separate Account, the nonstandardized average annual total return quotations may be accompanied by returns showing the investment performance that such Funding Options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance. An Owner's Contract Value at redemption may be more or less than original cost.

         GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the Funding Options.

         Average annual total returns for each of the Funding Options computed according to the standardized and nonstandardized methods for the period ending December 31, 1999 are set forth in the following tables.

                           CitiElite Variable Annuity

                  SEC STANDARDIZED PERFORMANCE AS OF 12/31/99

                                                           Inception Date      1 Year    5 Years     10 years or
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Since Inception
-----------------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS
-----------------------------------------------------------------------------------------------------------------------------------
CitiSelect VIP Folio 200 Conservative                           06/99        ---        ---                   -6.86%
-----------------------------------------------------------------------------------------------------------------------------------
CitiSelect VIP Folio 300 Balanced                               06/99        ---        ---                   -3.94%
-----------------------------------------------------------------------------------------------------------------------------------
CitiSelect VIP Folio 400 Growth                                 06/99        ---        ---                   -0.54%
-----------------------------------------------------------------------------------------------------------------------------------
CitiSelect VIP Folio 500 Growth Plus                            06/99        ---        ---                    2.54%
-----------------------------------------------------------------------------------------------------------------------------------
Citifunds Small Cap Growth VIP Portfolio                        06/99        ---        ---                   26.18%
-----------------------------------------------------------------------------------------------------------------------------------
Concert Emerging Growth Portfolio                                ---         ---        ---              ---
-----------------------------------------------------------------------------------------------------------------------------------
Concert Mid Cap Portfolio                                        ---         ---        ---              ---
-----------------------------------------------------------------------------------------------------------------------------------
Concert Growth Portfolio                                         ---         ---        ---              ---
-----------------------------------------------------------------------------------------------------------------------------------
Concert Growth and Income Portfolio                              ---         ---        ---              ---
-----------------------------------------------------------------------------------------------------------------------------------
Concert Government Portfolio                                     ---         ---        ---              ---
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)                                  06/99        ---        ---                   18.61%
-----------------------------------------------------------------------------------------------------------------------------------
AIM Capital Appreciation Portfolio                              06/99        ---        ---                   31.12%
-----------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                                    06/99        ---        ---                   50.56%
-----------------------------------------------------------------------------------------------------------------------------------
MFS Research Portfolio                                          06/99        ---        ---                   13.43%
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Investors Fund                                 06/99        ---        ---                    2.40%
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Capital Fund                                   06/99        ---        ---                   11.98%
-----------------------------------------------------------------------------------------------------------------------------------
Franklin/Templeton Small Cap Investments Fund                   06/99        ---        ---                   59.91%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton International Fund II                                 06/99        ---        ---                   13.03%
-----------------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Portfolio                             06/99        ---        ---                   -7.28%
-----------------------------------------------------------------------------------------------------------------------------------
Travelers High Yield Bond Trust                                 06/99        ---        ---                   -4.22%
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers High Yield Fund                                06/99        ---        ---                   -3.22%
-----------------------------------------------------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio                                06/99        ---        ---                   -7.28%
-----------------------------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                                      06/99        ---        ---                   -5.88%
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Total Return Fund                              06/99        ---        ---                   -7.56%
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------------------------
Travelers Money Market Portfolio                                06/99        ---        ---                   -3.73%
-----------------------------------------------------------------------------------------------------------------------------------
INDEX ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------------------------
Greenwich Street Series Equity Index Portfolio Class II         11/99                                         11.24%
-----------------------------------------------------------------------------------------------------------------------------------


The inception date used to calculate standardized performance is based on the date that the investment option commenced operations.

                           CITIELITE VARIABLE ANNUITY

                   NONSTANDARDIZED PERFORMANCE AS OF 12/31/99

                                                                 Cumulative Returns
---------------------------------------------------------------------------------------------------
                                                 YTD       1 YR      3 YR      5 YR       10 YR
---------------------------------------------------------------------------------------------------
STOCK ACCOUNTS
---------------------------------------------------------------------------------------------------
CitiSelect VIP Folio 200 Conservative              0.15%     0.15%   ---       ---        ---
---------------------------------------------------------------------------------------------------
CitiSelect VIP Folio 300 Balanced                  3.29%     3.29%   ---       ---        ---
---------------------------------------------------------------------------------------------------
CitiSelect VIP Folio 400 Growth                    6.95%     6.95%   ---       ---        ---
---------------------------------------------------------------------------------------------------
CitiSelect VIP Folio 500 Growth Plus              10.25%    10.25%   ---       ---        ---
---------------------------------------------------------------------------------------------------
Citifunds Small Cap Growth VIP Portfolio          35.67%    35.67%   ---       ---        ---
---------------------------------------------------------------------------------------------------
Concert Emerging Growth Portfolio                ---       ---       ---       ---        ---
---------------------------------------------------------------------------------------------------
Concert Mid Cap Portfolio                        ---       ---       ---       ---        ---
---------------------------------------------------------------------------------------------------
Concert Growth Portfolio                         ---       ---       ---       ---        ---
---------------------------------------------------------------------------------------------------
Concert Growth and Income Portfolio              ---       ---       ---       ---        ---
---------------------------------------------------------------------------------------------------
Concert Government Portfolio                     ---       ---       ---       ---        ---
---------------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)                    27.53%    27.53%   ---       ---        ---
---------------------------------------------------------------------------------------------------
AIM Capital Appreciation Portfolio                40.99%    40.99%    80.23%   ---        ---
---------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                      61.90%    61.90%   ---       ---        ---
---------------------------------------------------------------------------------------------------
MFS Research Portfolio                            21.97%    21.97%   ---       ---        ---
---------------------------------------------------------------------------------------------------
Salomon Brothers Investors Fund                   10.11%    10.11%   ---       ---        ---
---------------------------------------------------------------------------------------------------
Salomon Brothers Capital Fund                     20.40%    20.40%   ---       ---        ---
---------------------------------------------------------------------------------------------------
Franklin/Templeton Small Cap Investments Fund     71.94%    71.94%   ---       ---        ---
---------------------------------------------------------------------------------------------------
Templeton International Fund II                   21.53%    21.53%    46.51%    104.72%   ---
---------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
---------------------------------------------------------------------------------------------------
Putnam Diversified Income Portfolio               -0.31%    -0.31%     5.10%   ---        ---
---------------------------------------------------------------------------------------------------
Travelers High Yield Bond Trust                    2.99%     2.99%    24.40%     62.16%     117.79%
---------------------------------------------------------------------------------------------------
Salomon Brothers High Yield Fund                   4.06%     4.06%   ---       ---        ---
---------------------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio                  -0.30%    -0.30%   ---       ---        ---
---------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
---------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                         1.21%     1.21%    33.22%   ---        ---
---------------------------------------------------------------------------------------------------
Salomon Brothers Total Return Fund                -0.61%    -0.61%   ---       ---        ---
---------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
---------------------------------------------------------------------------------------------------
Travelers Money Market Portfolio                   3.52%     3.52%    11.10%     17.30%      36.70%
---------------------------------------------------------------------------------------------------
INDEX ACCOUNTS:
---------------------------------------------------------------------------------------------------
Greenwich Street Series Equity Index
  Portfolio Class II                              18.91%    18.91%    98.43%    228.46%   ---
---------------------------------------------------------------------------------------------------

                                                          Average Annual Returns               Calendar Year Returns
----------------------------------------------------------------------------------------------------------------------
                                                 3 YR    5 YR    10 YR  Inception               1998     1997    1996
----------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS
----------------------------------------------------------------------------------------------------------------------
CitiSelect VIP Folio 200 Conservative            ---     ---     ---         4.27% (2/97)      5.83% ---      ---
----------------------------------------------------------------------------------------------------------------------
CitiSelect VIP Folio 300 Balanced                ---     ---     ---         5.60% (2/97)      5.60% ---      ---
----------------------------------------------------------------------------------------------------------------------
CitiSelect VIP Folio 400 Growth                  ---     ---     ---         5.79% (2/97)      1.97% ---      ---
----------------------------------------------------------------------------------------------------------------------
CitiSelect VIP Folio 500 Growth Plus             ---     ---     ---         6.76% (2/97)      0.17% ---      ---
----------------------------------------------------------------------------------------------------------------------
Citifunds Small Cap Growth VIP Portfolio         ---     ---     ---        13.04% (2/97)     -5.15% ---      ---
----------------------------------------------------------------------------------------------------------------------
Concert Emerging Growth Portfolio                ---     ---     ---        23.90% (9/99)    ---     ---      ---
----------------------------------------------------------------------------------------------------------------------
Concert Mid Cap Portfolio                        ---     ---     ---        18.98% (9/99)    ---     ---      ---
----------------------------------------------------------------------------------------------------------------------
Concert Growth Portfolio                         ---     ---     ---        18.22% (9/99)    ---     ---      ---
----------------------------------------------------------------------------------------------------------------------
Concert Growth and Income Portfolio              ---     ---     ---         8.19% (9/99)    ---     ---      ---
----------------------------------------------------------------------------------------------------------------------
Concert Government Portfolio                     ---     ---     ---        -1.21% (9/99)    ---     ---      ---
----------------------------------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)                   ---     ---     ---        29.02% (8/96)     33.69%   21.74% ---
----------------------------------------------------------------------------------------------------------------------
AIM Capital Appreciation Portfolio                21.70% ---     ---        17.19% (10/95     15.59%   10.60%  13.31%
----------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                     ---     ---     ---        30.79% (3/98)    ---     ---      ---
----------------------------------------------------------------------------------------------------------------------
MFS Research Portfolio                           ---     ---     ---        15.13% (3/98)    ---     ---      ---
----------------------------------------------------------------------------------------------------------------------
Salomon Brothers Investors Fund                  ---     ---     ---        10.39% (2/98)    ---     ---      ---
----------------------------------------------------------------------------------------------------------------------
Salomon Brothers Capital Fund                    ---     ---     ---        19.88% (2/98)    ---     ---      ---
----------------------------------------------------------------------------------------------------------------------
Franklin/Templeton Small Cap Investments Fund    ---     ---                31.14% (5/98)    ---     ---      ---
----------------------------------------------------------------------------------------------------------------------
Templeton International Fund II                   13.58%  15.41%            13.65% (5/92)      7.48%   12.16%  22.37%
-------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
-------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Portfolio                1.67%                     4.97% (6/94)        -0.73%    6.20%   6.72%
-------------------------------------------------------------------------------------------------------------------------
Travelers High Yield Bond Trust                    7.55%  10.15%  8.09%      7.62% (5/83)         5.08%   14.95%  14.43%
-------------------------------------------------------------------------------------------------------------------------
Salomon Brothers High Yield Fund                                             1.91% (5/98)       ---     ---      ---
-------------------------------------------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio                                             4.58% (8/96)         6.98%    5.65% ---
-------------------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
-------------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                        10.03%                    11.46% (6/94)        10.11%   19.50%  12.90%
-------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Total Return Fund                                           1.98% (2/98)       ---     ---      ---
-------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
-------------------------------------------------------------------------------------------------------------------------
Travelers Money Market Portfolio                   3.57%   3.24%  3.18%      3.62% (12/87)        3.59%    3.60%   2.72%
-------------------------------------------------------------------------------------------------------------------------
INDEX ACCOUNTS:
-------------------------------------------------------------------------------------------------------------------------
Greenwich Street Series Equity Index
  Portfolio Class II                              25.66%  26.85% ---        19.54% (11/91)       26.81%   31.59%  21.78%
-------------------------------------------------------------------------------------------------------------------------

The inception date is the date that the underlying fund commenced operations.

                           FEDERAL TAX CONSIDERATIONS

         The following description of the federal income tax consequences under this Contract is not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, tax advice may be needed by a person contemplating purchase of an annuity contract and by a contract owner or beneficiary who may make elections under a contract. For further information, please consult a qualified tax adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

         Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which a participant under a qualified plan, a Section 403(b) annuity, or an IRA attains age 70 1/2. Distributions must also begin or be continued according to required patterns following the death of the contract owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

         Individuals may purchase tax-deferred annuities without tax law funding limits. The purchase payments receive no tax benefit, deduction or deferral, but increases in the value of the contract are generally deferred from tax until distribution. If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), the increases in value attributable to purchase payments made after February 28, 1986 are includable in income annually. Furthermore, for contracts issued after April 22, 1987, all deferred increases in value will be includable in the income of a contract owner when the contract owner transfers the contract without adequate consideration.

         If two or more annuity contracts are purchased from the same insurer within the same calendar year, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

         Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

         The federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. Failure to meet these requirements will cause the surviving joint owner, or the beneficiary, to lose the tax benefits associated with annuity contracts, i.e., primarily the tax deferral prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. Contracts will be administered by the

Company in accordance with these rules and the Company will make a notification when payments should be commenced.

INDIVIDUAL RETIREMENT ANNUITIES

         To the extent of earned income for the year and not exceeding $2,000 per individual, an individual may make deductible contributions to an individual retirement annuity (IRA). There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit of $4,000.

         The Code provides for the purchase of a Simplified Employee Pension
(SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of 15% of compensation up to $30,000 for each participant.

SIMPLE Plan IRA Form

         Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to $6,000. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution of 100% on the first 3% or 7% contribution for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

         Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations ($2,000 per year for annual contributions), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

         Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

         Under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

         Distributions are taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Certain lump-sum distributions may be eligible for special forward averaging tax treatment for certain classes of individuals.

FEDERAL INCOME TAX WITHHOLDING

         The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS OR FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS

         There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another retirement plan but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

      (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

      (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

      (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law.

         A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and a 10% additional tax penalty may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.    OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

         To the extent not described as requiring 20% withholding in 1 above, the portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

         The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 2000, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option) which total $14,850 or less per year, will generally be exempt from periodic withholding.

         Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. All recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

         Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are not permitted to elect out of withholding.

                            INDEPENDENT ACCOUNTANTS

        The statutory financial statements of First Citicorp Life Insurance Company as of December 31, 1999 and 1998, and for each of the years in the three-year period ended December 31, 1999, included herein, and the financial statements of First Citicorp Life Variable Annuity Separate Account as of and for the year ended December 31, 1999, also included herein, have been included in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

[KPMG LOGO]
                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                        Financial Statements and Schedule

                           December 31, 1999 and 1998

                   (With Independent Auditors' Report Thereon)

[KPMG LETTERHEAD]
                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
First Citicorp Life Insurance Company and
     Contractholders of First Citicorp Life Insurance Company
     Variable Annuity Separate Account:

We have audited the accompanying statement of net assets, including the schedule of investments, of the AIM V.I. Capital Appreciation Fund, AIM V.I. Government Series Fund, AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, Fidelity VIP Equity Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Contrafund Portfolio, Fidelity VIP II Index 500 Portfolio, CitiFunds Small Cap Growth V.I.P. Portfolio, MFS Bond Series, MFS Emerging Growth Series, MFS Money Market Series, MFS Research Series, MFS Total Return Series, MFS World Government Series, Travelers High Yield Bond Trust Fund, Travelers Money Market Portfolio, Salomon Brothers Variable Capital Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Total Return Fund, Smith Barney AIM Capital Appreciation Fund, Smith Barney MFS Total Return Portfolio, Smith Barney Putnam Diversified Income Portfolio, Franklin Small Cap Investment Portfolio, Templeton International Fund Class II, Smith Barney Large Cap Portfolio, Smith Barney MFS Research Portfolio, Smith Barney MFS Mid Cap Growth Portfolio, Travelers Quality Bond Portfolio, CIS Emerging Growth Portfolio, CIS Mid Cap Growth Portfolio, CIS Growth Portfolio, CIS Growth & Income Portfolio, CIS Government Portfolio, and Equity Index Portfolio Class II divisions of First Citicorp Life Insurance Company Variable Annuity Separate Account as of December 31, 1999, and the related statement of operations for the year then ended and the related statements of changes in net assets for each of the years in the two-year period ended December 31, 1999. These financial statements are the responsibility of First Citicorp Life Insurance Company Variable Annuity Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 1999, by correspondence with the transfer agents of the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the AIM V.I. Capital Appreciation Fund, AIM V.I. Government Series Fund, AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, Fidelity VIP Equity Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Contrafund Portfolio, Fidelity VIP II Index 500 Portfolio, CitiFunds Small Cap Growth V.I.P. Portfolio, MFS Bond Series, MFS Emerging Growth Series, MFS Money Market Series, MFS

Research Series, MFS Total Return Series, MFS World Government Series, Travelers High Yield Bond Trust Fund, Travelers Money Market Portfolio, Salomon Brothers Variable Capital Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Total Return Fund, Smith Barney AIM Capital Appreciation Fund, Smith Barney MFS Total Return Portfolio, Smith Barney Putnam Diversified Income Portfolio, Franklin Small Cap Investment Portfolio, Templeton International Fund Class II, Smith Barney Large Cap Portfolio, Smith Barney MFS Research Portfolio, Smith Barney MFS Mid Cap Growth Portfolio, Travelers Quality Bond Portfolio, CIS Emerging Growth Portfolio, CIS Mid Cap Growth Portfolio, CIS Growth Portfolio, CIS Growth & Income Portfolio, CIS Government Portfolio, and Equity Index Portfolio Class II divisions of First Citicorp Life Insurance Company Variable Annuity Separate Account as of December 31, 1999, and the results of their operations for the year then ended and changes in their net assets for each of the years in the two-year period ended December 31, 1999, in conformity with generally accepted accounting principles.

                            /s/ KPMG LLP

March 31, 2000

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                            Statement of Net Assets

                               December 31, 1999

-------------------------------------------------------------------------------------------------------------------
                                                      AIM V.I.     AIM V.I.      AIM       AIM V.I.      AIM V.I.
                                                       Capital    Government     V.I.     Growth and  International
                                                    Appreciation    Series      Growth      Income        Equity
                                                        Fund         Fund        Fund        Fund          Fund
-------------------------------------------------------------------------------------------------------------------
 Net assets:
     Investments at market value                   $ 36,945,644   13,811,710  18,143,205  38,820,692    27,203,320

 Payable to First Citicorp Life
     Insurance Company                                    1,031          436         559       1,161           785
-------------------------------------------------------------------------------------------------------------------

 Total net assets                                  $ 36,944,613   13,811,274  18,142,646  38,819,531    27,202,535
-------------------------------------------------------------------------------------------------------------------

 Total net assets represented by:
     Variable annuity cash value invested in
        separate account by contractholders -
        Base 99 Basis Points                         33,563,619    8,646,888  12,056,398  28,847,965    23,073,941
     Variable annuity cash value invested in
        separate account by contractholders -
        Base 140 Basis Points                         3,380,994    5,164,386   6,086,248   9,971,566     4,128,594
     Variable annuity cash value invested in
        separate account by contractholders -
        CitiEite                                              -            -           -           -             -
-------------------------------------------------------------------------------------------------------------------

 Total net assets represented                      $ 36,944,613   13,811,274  18,142,646  38,819,531    27,202,535
-------------------------------------------------------------------------------------------------------------------

 Total units held by contractholders -
     Base - 99 Basis Points                          11,899,636    7,835,868   5,608,680  14,517,356    12,561,783
 Total units held by contractholders -
     Base - 140 Basis Points                          1,211,084    4,697,585   2,865,017   5,084,679     2,271,268
 Total units held by contractholders - Citi-Elite             -            -           -           -             -
 Accumulated unit value - Base - 99 Basis Points   $       2.82         1.10        2.15        1.99          1.84
 Accumulated unit value - Base - 140 Basis Points          2.79         1.10        2.12        1.96          1.82
 Accumulated unit value - Citi-Elite                          -            -           -           -             -
 Cost of investments                               $ 23,555,521   14,410,358  14,213,633  27,344,121    17,868,426
-------------------------------------------------------------------------------------------------------------------

 Number of shares                                     1,038,382    1,299,314     562,580   1,228,892       928,758
-------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

-----------------------------------------------------------------------------------------------
    AIM     CitiSelect  CitiSelect  CitiSelect  CitiSelect   Fidelity     Fidelity    Fidelity
   V.I.        VIP         VIP         VIP         VIP      VIP Equity       VIP      VIP High
   Value      Folio       Folio       Folio       Folio       Income       Growth      Income
   Fund        200         300         400         500       Portfolio    Portfolio  Portfolio
-----------------------------------------------------------------------------------------------

65,393,490  8,309,180  12,921,257   7,649,933   2,903,893   48,288,014  63,340,230  17,757,703


     1,989        232         354         211          79        1,390       1,947         522
-----------------------------------------------------------------------------------------------

65,391,501  8,308,948  12,920,903   7,649,722   2,903,814   48,286,624  63,338,283  17,757,181
-----------------------------------------------------------------------------------------------




45,746,269  7,613,881  12,438,255   7,151,130   2,863,066   41,030,584  43,101,019  14,399,303


19,645,232    473,731     292,062     410,523      11,935    7,256,040  20,237,264   3,357,878


         -    221,336     190,586      88,069      28,813            -           -           -
-----------------------------------------------------------------------------------------------

65,391,501  8,308,948  12,920,903   7,649,722   2,903,814   48,286,624  63,338,283  17,757,181
-----------------------------------------------------------------------------------------------


22,849,391  6,697,215  10,546,543   6,033,213   2,351,968   29,019,677  12,745,698  12,487,773

 9,936,964    418,239     248,559     349,928       9,906    5,183,696   6,054,067   2,922,891
         -    217,156     182,037      82,097      26,368            -           -           -
      2.00       1.14        1.18        1.19        1.22         1.41        3.38        1.15
      1.98       1.13        1.18        1.17        1.20         1.40        3.34        1.15
         -       1.02        1.05        1.07        1.09            -           -           -
50,803,195  8,321,059  12,488,193   7,424,227   3,047,937   45,642,865  46,636,424  18,706,409
-----------------------------------------------------------------------------------------------

 1,952,044    791,351   1,159,897     691,676     301,860    1,878,180   1,153,108   1,570,089
-----------------------------------------------------------------------------------------------

                                                                     (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                            Statement of Net Assets


--------------------------------------------------------------------------------------------------------------------
                                                        Fidelity    Fidelity     Fidelity     CitiFunds
                                                          VIP        VIP II       VIP II      Small Cap     MFS
                                                        Overseas   Contrafund   Index 500   Growth V.I.P.   Bond
                                                       Portfolio   Portfolio    Portfolio     Portfolio    Series
--------------------------------------------------------------------------------------------------------------------
Net assets:
     Investments at market value                    $  15,192,411   50,666,361  106,304,073    3,080,585  8,168,448

 Payable to First Citicorp Life
     Insurance Company                                        426        1,520        3,176           85        253
--------------------------------------------------------------------------------------------------------------------

 Total net assets                                   $  15,191,985   50,664,841  106,300,897    3,080,500  8,168,195
--------------------------------------------------------------------------------------------------------------------

 Total net assets represented by:
     Variable annuity cash value invested in
        separate account by contractholders -
        Base 99 Basis Points                           14,012,561   37,649,008   80,833,910    2,633,867  5,527,445
     Variable annuity cash value invested in
        separate account by contractholders -
        Base 140 Basis Points                           1,179,424   13,015,833   25,466,987      281,060  2,640,750
     Variable annuity cash value invested in
        separate account by contractholders -
        CitiEite                                                -            -            -      165,573          -
--------------------------------------------------------------------------------------------------------------------

 Total net assets represented                       $  15,191,985   50,664,841  106,300,897    3,080,500  8,168,195
--------------------------------------------------------------------------------------------------------------------

 Total units held by contractholders -
     Base - 99 Basis Points                             8,189,584   19,684,081   43,186,834    1,834,606  4,981,425
 Total units held by contractholders -
     Base - 140 Basis Points                              696,431    6,894,076   13,803,243      197,794  2,384,560
 Total units held by contractholders - Citi-Elite               -            -            -      114,352          -
 Accumulated unit value - Base - 99 Basis Points    $        1.71         1.91         1.87         1.44       1.11
 Accumulated unit value - Base - 140 Basis Points            1.69         1.89         1.85         1.42       1.11
 Accumulated unit value - Citi-Elite                            -            -            -         1.45          -
 Cost of investments                                $  11,219,484   39,320,611   81,937,269    2,574,002  8,357,636
--------------------------------------------------------------------------------------------------------------------

 Number of shares                                         553,659    1,738,126      634,992      233,201    747,342
--------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

---------------------------------------------------------------------------------------------------
   MFS          MFS                    MFS         MFS      Travelers   Travelers  Salomon Brothers
 Emerging      Money        MFS       Total       World     High Yield    Money        Variable
  Growth       Market    Research     Return   Government   Bond Trust    Market       Capital
  Series       Series     Series      Series     Series        Fund     Portfolio        Fund
---------------------------------------------------------------------------------------------------

65,041,771   8,923,044  37,085,472  31,856,282  2,170,037     227,340    331,410         5,964,786


     1,862         252       1,050         955         62           7          9               161
---------------------------------------------------------------------------------------------------

65,039,909   8,922,792  37,084,422  31,855,327  2,169,975     227,333    331,401         5,964,625
---------------------------------------------------------------------------------------------------




54,633,943   8,112,474  33,020,495  24,052,544  1,965,574           -          -                 -


10,405,966     810,318   4,063,927   7,802,783    204,401           -          -                 -


         -           -           -           -          -     227,333    331,401         5,964,625
---------------------------------------------------------------------------------------------------

65,039,909   8,922,792  37,084,422  31,855,327  2,169,975     227,333    331,401         5,964,625
---------------------------------------------------------------------------------------------------


20,174,491   6,895,732  19,122,690  18,218,623  1,740,631           -          -                 -

 3,879,175     689,526   2,373,664   5,952,785    181,566           -          -                 -
         -           -           -           -          -     229,710    325,542         5,371,395
      2.71        1.18        1.73        1.32       1.13           -          -                 -
      2.68        1.18        1.71        1.31       1.13           -          -                 -
         -           -           -           -          -        0.99       1.02              1.11
32,483,597   8,923,045  26,479,099  31,104,827  2,213,850     225,706    331,410         5,705,003
---------------------------------------------------------------------------------------------------

 1,714,332   8,923,045   1,588,923   1,794,720    216,355      24,006    331,410           436,341
---------------------------------------------------------------------------------------------------

                                                                    (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                            Statement of Net Assets


------------------------------------------------------------------------------------------------------------------------------
                                                      Salomon Brothers   Salomon Brothers   Salomon Brothers     Smith Barney
                                                        Variable High        Variable           Variable         AIM Capital
                                                         Yield Bond          Investors        Total Return       Appreciation
                                                            Fund               Fund               Fund            Portfolio
------------------------------------------------------------------------------------------------------------------------------
 Net assets:
     Investments at market value                        $   738,670          5,903,165           2,257,541          4,800,342

 Payable to First Citicorp Life
     Insurance Company                                           20                160                  62                129
------------------------------------------------------------------------------------------------------------------------------

 Total net assets                                       $   738,650          5,903,005           2,257,479          4,800,213
------------------------------------------------------------------------------------------------------------------------------

 Total net assets represented by:
     Variable annuity cash value invested in
        separate account by contractholders -
        Base 99 Basis Points                                      -                  -                   -                  -
     Variable annuity cash value invested in
        separate account by contractholders -
        Base 140 Basis Points                                     -                  -                   -                  -
     Variable annuity cash value invested in
        separate account by contractholders -
        CitiEite                                            738,650          5,903,005           2,257,479          4,800,213
------------------------------------------------------------------------------------------------------------------------------

 Total net assets represented                           $   738,650          5,903,005           2,257,479          4,800,213
------------------------------------------------------------------------------------------------------------------------------

 Total units held by contractholders -
     Base - 99 Basis Points                                       -                  -                   -                  -
 Total units held by contractholders -
     Base - 140 Basis Points                                      -                  -                   -                  -
 Total units held by contractholders - Citi-Elite           720,019          5,822,883           2,312,186          3,443,558
 Accumulated unit value - Base - 99 Basis Points                  -                  -                   -                  -
 Accumulated unit value - Base - 140 Basis Points                 -                  -                   -                  -
 Accumulated unit value - Citi-Elite                           1.03               1.01                0.98               1.39
 Cost of investments                                    $   780,236          5,810,925           2,328,687          3,819,542
------------------------------------------------------------------------------------------------------------------------------

 Number of shares                                            80,116            482,679             220,678            231,901
------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

------------------------------------------------------------------------------------------------------------
Smith Barney     Smith Barney      Franklin      Templeton                                  Smith Barney
 MFS Total    Putnam Diversified   Small Cap   International  Smith Barney   Smith Barney    MFS Mid Cap
   Return           Income        Investment        Fund       Large Cap     MFS Research      Growth
 Portfolio        Portfolio        Portfolio      Class II     Portfolio       Portfolio      Portfolio
------------------------------------------------------------------------------------------------------------

 4,099,056          984,054         980,399     1,957,367      10,014,562    3,794,262       2,422,124


       112               27              26            53             273          103              65
------------------------------------------------------------------------------------------------------------

 4,098,944          984,027         980,373     1,957,314      10,014,289    3,794,159       2,422,059
------------------------------------------------------------------------------------------------------------




         -                -               -             -               -            -               -


         -                -               -             -               -            -               -


 4,098,944          984,027         980,373     1,957,314      10,014,289    3,794,159       2,422,059
------------------------------------------------------------------------------------------------------------

 4,098,944          984,027         980,373     1,957,314      10,014,289    3,794,159       2,422,059
------------------------------------------------------------------------------------------------------------


         -                -               -             -               -            -               -

         -                -               -             -               -            -               -
 4,154,044          976,461         610,331     1,695,046       8,172,389    3,145,553       1,542,218
         -                -               -             -               -            -               -
         -                -               -             -               -            -               -
      0.99             1.01            1.61          1.15            1.23         1.21            1.57
 4,089,486          969,589         780,718     1,787,308       9,281,316    3,339,758       1,828,349
------------------------------------------------------------------------------------------------------------

   252,560           85,944          62,287        88,449         474,399      290,525         147,421
------------------------------------------------------------------------------------------------------------

                                                                     (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                            Statement of Net Assets


-----------------------------------------------------------------------------------------------------------------------
                                                        Travelers           CIS               CIS
                                                         Quality          Emerging          Mid Cap            CIS
                                                          Bond             Growth           Growth            Growth
                                                        Portfolio        Portfolio         Portfolio        Portfolio
-----------------------------------------------------------------------------------------------------------------------
 Net assets:
     Investments at market value                    $   1,891,337           664,623          470,962         1,287,862

 Payable to First Citicorp Life
     Insurance Company                                         52                18               13                35
-----------------------------------------------------------------------------------------------------------------------

 Total net assets                                   $   1,891,285           664,605          470,949         1,287,827
-----------------------------------------------------------------------------------------------------------------------

 Total net assets represented by:
     Variable annuity cash value invested in
        separate account by contractholders -
        Base 99 Basis Points                                    -                 -                -                 -
     Variable annuity cash value invested in
        separate account by contractholders -
        Base 140 Basis Points                                   -                 -                -                 -
     Variable annuity cash value invested in
        separate account by contractholders -
        CitiEite                                        1,891,285           664,605          470,949         1,287,827
-----------------------------------------------------------------------------------------------------------------------

 Total net assets represented                       $   1,891,285           664,605          470,949         1,287,827
-----------------------------------------------------------------------------------------------------------------------

 Total units held by contractholders -
     Base - 99 Basis Points                                     -                 -                -                 -
 Total units held by contractholders -
     Base - 140 Basis Points                                    -                 -                -                 -
 Total units held by contractholders - Citi-Elite       1,879,153           535,119          395,924         1,085,790
 Accumulated unit value - Base - 99 Basis Points                -                 -                -                 -
 Accumulated unit value - Base - 140 Basis Points               -                 -                -                 -
 Accumulated unit value - Citi-Elite                         1.01              1.24             1.19              1.19
 Cost of investments                                $   1,882,204           585,966          410,213         1,173,372
-----------------------------------------------------------------------------------------------------------------------

 Number of shares                                         174,800            53,642           39,477           108,589
-----------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------
         CIS
       Growth &                 CIS               Equity Index
        Income               Government             Portfolio
      Portfolio              Portfolio              Class II
--------------------------------------------------------------------

               523,220                117,144             2,330,077


                    14                      3                    62
--------------------------------------------------------------------

               523,206                117,141             2,330,015
--------------------------------------------------------------------




                     -                      -                     -


                     -                      -                     -


               523,206                117,141             2,330,015
--------------------------------------------------------------------

               523,206                117,141             2,330,015
--------------------------------------------------------------------


                     -                      -                     -

                     -                      -                     -
               481,693                118,578               653,333
                     -                      -                     -
                     -                      -                     -
                  1.09                   0.99                  3.57
               493,177                120,643             2,199,384
--------------------------------------------------------------------

                48,268                 12,002                65,068
--------------------------------------------------------------------

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                            Statement of Operations

                      For the year ended December 31, 1999

--------------------------------------------------------------------------------------------------------------------
                                               AIM V.I.            AIM V.I.              AIM              AIM V.I.
                                                Capital           Government            V.I.             Growth and
                                             Appreciation           Series             Growth              Income
                                                 Fund                Fund               Fund                Fund
--------------------------------------------------------------------------------------------------------------------

 Investment income - dividends             $     24,342              516,671            34,961              192,716

 Expenses:
     Mortality and expense risk fees            236,244              127,174           122,043              263,572
     Daily administrative charges                39,284               17,198            16,762               38,538
--------------------------------------------------------------------------------------------------------------------

 Total expenses                                 275,528              144,372           138,805              302,110
--------------------------------------------------------------------------------------------------------------------

 Net investment income (loss)                  (251,186)             372,299          (103,844)            (109,394)
--------------------------------------------------------------------------------------------------------------------

 Realized and unrealized gain (loss)
     on investments:
        Realized gain distribution              759,482                    -           612,847              133,063
        Realized gain (loss) on sale of
           investments                        1,089,338              190,945           566,349              634,287
        Change in unrealized gain
           (loss) on investments              9,472,133             (846,154)        3,012,193            8,070,307
--------------------------------------------------------------------------------------------------------------------

 Net gain (loss) on investments              11,320,953             (655,209)        4,191,389            8,837,657
--------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets
     resulting from operations             $ 11,069,767             (282,910)        4,087,545            8,728,263
--------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

---------------------------------------------------------------------------------------------------------------------------
   AIM V.I.              AIM            CitiSelect         CitiSelect       CitiSelect         CitiSelect         Fidelity
International            V.I.               VIP               VIP               VIP               VIP            VIP Equity
    Equity              Value              Folio             Folio             Folio             Folio             Income
     Fund                Fund               200               300               400               500             Portfolio
---------------------------------------------------------------------------------------------------------------------------

    166,457            172,581            17,131             45,225            26,825              6,491           585,347


    157,684            440,479            77,083            115,710            72,073             27,510           409,202
     24,583             61,751            13,204             20,311            12,481              4,891            65,771
---------------------------------------------------------------------------------------------------------------------------

    182,267            502,230            90,287            136,021            84,554             32,401           474,973
---------------------------------------------------------------------------------------------------------------------------

    (15,810)          (329,649)          (73,156)           (90,796)          (57,729)           (25,910)          110,374
---------------------------------------------------------------------------------------------------------------------------



    698,533            902,484            37,671                  -                 -                  -         1,293,924

    205,690          1,161,963          (106,669)           208,273            15,534           (335,561)          576,823

  8,242,982         10,641,792           170,998            324,917           537,826            652,225            87,043
---------------------------------------------------------------------------------------------------------------------------

  9,147,205         12,706,239           102,000            533,190           553,360            316,664         1,957,790
---------------------------------------------------------------------------------------------------------------------------


  9,131,395         12,376,590            28,844            442,394           495,631            290,754         2,068,164
---------------------------------------------------------------------------------------------------------------------------


                                                                     (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                            Statement of Operations

------------------------------------------------------------------------------------------------------------------------
                                                   Fidelity           Fidelity            Fidelity            Fidelity
                                                     VIP              VIP High               VIP               VIP II
                                                    Growth             Income             Overseas           Contrafund
                                                  Portfolio           Portfolio           Portfolio           Portfolio
------------------------------------------------------------------------------------------------------------------------

 Investment income - dividends                $      47,164           1,281,555             144,060             131,143

 Expenses:
     Mortality and expense risk fees                418,089             153,033              98,733             353,880
     Daily administrative charges                    57,547              24,128              16,543              51,745
------------------------------------------------------------------------------------------------------------------------

 Total expenses                                     475,636             177,161             115,276             405,625
------------------------------------------------------------------------------------------------------------------------

 Net investment income (loss)                      (428,472)          1,104,394              28,784            (274,482)
------------------------------------------------------------------------------------------------------------------------

 Realized and unrealized gain (loss)
     on investments:
        Realized gain distribution                2,965,433              47,908             232,356             961,718
        Realized gain (loss) on sale of
            investments                           1,033,467            (391,788)            215,031             764,241
        Change in unrealized gain
            (loss) on investments                11,028,307             232,494           3,786,188           6,939,240
------------------------------------------------------------------------------------------------------------------------

 Net gain (loss) on investments                  15,027,207            (111,386)          4,233,575           8,665,199
------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets
     resulting from operations                $  14,598,735             993,008           4,262,359           8,390,717
------------------------------------------------------------------------------------------------------------------------


    See accompanying notes to financial statements

-----------------------------------------------------------------------------------------------------------------------------------
   Fidelity           CitiFunds                           MFS              MFS                              MFS              MFS
    VIP II            Small Cap            MFS          Emerging          Money             MFS            Total            World
  Index 500         Growth V.I.P.         Bond           Growth           Market         Research          Return        Government
  Portfolio           Portfolio          Series          Series           Series          Series           Series          Series
-----------------------------------------------------------------------------------------------------------------------------------

    611,241                  -           188,437               -          365,196          58,009          659,947         125,616


    788,058             14,963            76,179         355,884           78,520         268,340          260,594          19,460
    117,287              2,409            10,945          55,094           12,924          44,123           38,955           3,262
-----------------------------------------------------------------------------------------------------------------------------------

    905,345             17,372            87,124         410,978           91,444         312,463          299,549          22,722
-----------------------------------------------------------------------------------------------------------------------------------

   (294,104)           (17,372)          101,313        (410,978)         273,752        (254,454)         360,398         102,894
-----------------------------------------------------------------------------------------------------------------------------------



    414,771                  -             4,125               -           38,659         306,553          718,110               -

  1,386,756            (28,756)           53,268         726,956                -         505,041          375,311          (3,251)

 13,759,990            696,373          (387,195)     26,770,394               (1)      6,253,060         (979,034)       (179,471)
-----------------------------------------------------------------------------------------------------------------------------------

 15,561,517            667,617          (329,802)     27,497,350           38,658       7,064,654          114,387        (182,722)
-----------------------------------------------------------------------------------------------------------------------------------


 15,267,413            650,245          (228,489)     27,086,372          312,410       6,810,200          474,785         (79,828)
-----------------------------------------------------------------------------------------------------------------------------------


                                                                     (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                            Statement of Operations

----------------------------------------------------------------------------------------------------------------------------------
                                                    Travelers         Travelers          Salomon Brothers         Salomon Brothers
                                                   High Yield           Money                Variable              Variable High
                                                   Bond Trust           Market               Capital                 Yield Bond
                                                      Fund            Portfolio                Fund                     Fund
----------------------------------------------------------------------------------------------------------------------------------

 Investment income - dividends                 $          -              5,161                   27,611                   64,982

 Expenses:
     Mortality and expense risk fees                    732              1,391                   18,367                    2,452
     Daily administrative charges                        86                161                    2,116                      290
----------------------------------------------------------------------------------------------------------------------------------

 Total expenses                                         818              1,552                   20,483                    2,742
----------------------------------------------------------------------------------------------------------------------------------

 Net investment income (loss)                          (818)             3,609                    7,128                   62,240
----------------------------------------------------------------------------------------------------------------------------------

 Realized and unrealized gain (loss)
     on investments:
        Realized gain distribution                        -                  -                  160,109                        -
        Realized gain (loss) on sale of
            investments                                (136)                 -                    4,348                      508
        Change in unrealized gain
            (loss) on investments                     1,634                  -                  259,783                  (41,566)
----------------------------------------------------------------------------------------------------------------------------------

 Net gain (loss) on investments                       1,498                  -                  424,240                  (41,058)
----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets
     resulting from operations                 $        680              3,609                  431,368                   21,182
----------------------------------------------------------------------------------------------------------------------------------


    See accompanying notes to financial statements

-----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers    Salomon Brothers      Smith Barney      Smith Barney         Smith Barney        Franklin           Templeton
    Variable            Variable           AIM Capital        MFS Total        Putnam Diversi-       Small Cap        International
   Investors          Total Return        Appreciation         Return            fied Income        Investment             Fund
      Fund                Fund              Portfolio         Portfolio           Portfolio          Portfolio           Class II
-----------------------------------------------------------------------------------------------------------------------------------

     29,355              54,853                  -             7,537                1,315                   -                  -


     18,864               7,475             13,555            13,677                3,279               1,370              5,443
      2,168                 869              1,569             1,611                  379                 245                604
-----------------------------------------------------------------------------------------------------------------------------------

     21,032               8,344             15,124            15,288                3,658               1,615              6,047
-----------------------------------------------------------------------------------------------------------------------------------

      8,323              46,509            (15,124)           (7,751)              (2,343)             (1,615)            (6,047)
-----------------------------------------------------------------------------------------------------------------------------------



          -                   -                  -            13,016                    -                   -                  -

     (4,694)              3,075             26,840           (18,454)                (785)              1,389              1,677

     92,240             (71,146)           980,800             9,570               14,465             199,681            170,059
-----------------------------------------------------------------------------------------------------------------------------------

     87,546             (68,071)         1,007,640             4,132               13,680             201,070            171,736
-----------------------------------------------------------------------------------------------------------------------------------


     95,869             (21,562)           992,516            (3,619)              11,337             199,455            165,689
-----------------------------------------------------------------------------------------------------------------------------------


                                                                     (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                            Statement of Operations

----------------------------------------------------------------------------------------------------------------------------
                                                                                             Smith Barney          Travelers
                                              Smith Barney           Smith Barney            MFS Mid Cap            Quality
                                               Large Cap             MFS Research               Growth                Bond
                                               Portfolio               Portfolio              Portfolio            Portfolio
----------------------------------------------------------------------------------------------------------------------------

 Investment income - dividends                $    12,601                       -                     77                110

 Expenses:
     Mortality and expense risk fees               29,804                  11,709                  6,171              6,149
     Daily administrative charges                   3,443                   1,359                    687                710
----------------------------------------------------------------------------------------------------------------------------

 Total expenses                                    33,247                  13,068                  6,858              6,859
----------------------------------------------------------------------------------------------------------------------------

 Net investment income (loss)                     (20,646)                (13,068)                (6,781)            (6,749)
----------------------------------------------------------------------------------------------------------------------------

 Realized and unrealized gain (loss)
     on investments:
        Realized gain distribution                432,614                       -                      -                  2
        Realized gain (loss) on sale of
            investments                             8,521                   6,908                  4,927                494
        Change in unrealized gain
            (loss) on investments                 733,246                 454,504                593,775              9,133
----------------------------------------------------------------------------------------------------------------------------

 Net gain (loss) on investments                 1,174,381                 461,412                598,702              9,629
----------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets
     resulting from operations                $ 1,153,735                 448,344                591,921              2,880
----------------------------------------------------------------------------------------------------------------------------


    See accompanying notes to financial statements

--------------------------------------------------------------------------------------------------------------------------
        CIS                 CIS                                    CIS
     Emerging             Mid Cap               CIS             Growth &                CIS               Equity Index
      Growth               Growth              Growth            Income              Government            Portfolio
     Portfolio           Portfolio           Portfolio          Portfolio            Portfolio              Class II
--------------------------------------------------------------------------------------------------------------------------

              2,040                  650              1,072             1,119                    1,891                  -


              1,096                  947              1,971               859                      153              3,207
                105                   97                213                91                       17                372
--------------------------------------------------------------------------------------------------------------------------

              1,201                1,044              2,184               950                      170              3,579
--------------------------------------------------------------------------------------------------------------------------

                839                 (394)            (1,112)              169                    1,721             (3,579)
--------------------------------------------------------------------------------------------------------------------------



                  -                    -                  -                 -                        -                  -

              4,187                3,961                197                88                       (1)             2,118

             78,657               60,749            114,490            30,043                   (3,499)           130,693
--------------------------------------------------------------------------------------------------------------------------

             82,844               64,710            114,687            30,131                   (3,500)           132,811
--------------------------------------------------------------------------------------------------------------------------


             83,683               64,316            113,575            30,300                   (1,779)           129,232
--------------------------------------------------------------------------------------------------------------------------

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                       Statement of Changes in Net Assets

                      For the year ended December 31, 1999

----------------------------------------------------------------------------------------------------------------------------------
                                                      AIM V.I.         AIM V.I.         AIM           AIM V.I.         AIM V.I.
                                                       Capital        Government        V.I.         Growth and      International
                                                    Appreciation        Series         Growth          Income           Equity
                                                        Fund             Fund           Fund            Fund             Fund
----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets
     resulting from operations:
        Net investment income (loss)              $   (251,186)         372,299        (103,844)        (109,394)         (15,810)
        Realized gain distributions                    759,482                -         612,847          133,063          698,533
        Realized gain (loss) on sale of
           investments                               1,089,338          190,945         566,349          634,287          205,690
        Change in unrealized gain (loss)
           on investments                            9,472,133         (846,154)      3,012,193        8,070,307        8,242,982
----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from operations                                11,069,767         (282,910)      4,087,545        8,728,263        9,131,395
----------------------------------------------------------------------------------------------------------------------------------

 Capital transactions:
     Contract deposits                               3,409,350        6,352,027       5,822,215        9,616,499        3,366,232
     Transfers between funds                        (1,974,776)      (1,276,459)      1,048,057          548,080          982,092
     Transfers to (from)  First Citicorp Life
        Insurance Company                              783,525          661,544         766,342        1,946,432          658,817
     Annual administrative charges                      (1,747)            (174)           (453)          (1,230)            (475)
     Death benefits                                    (10,430)               -               -          (20,943)         (10,070)
     Contract withdrawals                           (1,538,385)        (773,443)       (556,457)      (1,060,718)        (748,611)
----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from capital transactions                         667,537        4,963,495       7,079,704       11,028,120        4,247,985
----------------------------------------------------------------------------------------------------------------------------------

 Total increase in net assets                       11,737,304        4,680,585      11,167,249       19,756,383       13,379,380

 Net assets at beginning of period                  25,207,309        9,130,689       6,975,397       19,063,148       13,823,155
----------------------------------------------------------------------------------------------------------------------------------

 Net assets at end of period                      $ 36,944,613       13,811,274      18,142,646       38,819,531       27,202,535
----------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
      AIM            CitiSelect       CitiSelect       CitiSelect      CitiSelect      Fidelity         Fidelity         Fidelity
      V.I.              VIP               VIP              VIP            VIP         VIP Equity           VIP           VIP High
     Value             Folio             Folio            Folio          Folio          Income           Growth           Income
      Fund              200               300              400            500          Portfolio        Portfolio        Portfolio
-----------------------------------------------------------------------------------------------------------------------------------



   (329,649)          (73,156)         (90,796)         (57,729)        (25,910)         110,374         (428,472)       1,104,394
    902,484            37,671                -                -               -        1,293,924        2,965,433           47,908

  1,161,963          (106,669)         208,273           15,534        (335,561)         576,823        1,033,467         (391,788)

 10,641,792           170,998          324,917          537,826         652,225           87,043       11,028,307          232,494
-----------------------------------------------------------------------------------------------------------------------------------


 12,376,590            28,844          442,394          495,631         290,754        2,068,164       14,598,735          993,008
-----------------------------------------------------------------------------------------------------------------------------------


 19,710,606           690,934          699,678          600,761         128,059       10,160,017       18,260,421        4,702,923
  3,068,672        (1,271,996)      (3,253,972)      (2,815,181)     (1,179,288)      (1,932,115)       4,913,300       (1,581,274)

  4,932,805          (346,375)          73,054          (22,376)       (107,743)       1,769,249        3,105,686          879,547
     (1,601)             (552)            (904)          (1,004)           (347)          (2,340)          (1,506)            (541)
    (12,059)                -                -                -               -           (6,782)          (8,823)               -
 (1,693,589)         (386,367)        (739,387)        (737,961)       (167,087)      (1,939,821)      (2,185,220)        (750,880)
-----------------------------------------------------------------------------------------------------------------------------------


 26,004,833        (1,314,356)      (3,221,533)      (2,975,762)     (1,326,405)       8,048,207       24,083,858        3,249,775
-----------------------------------------------------------------------------------------------------------------------------------

 38,381,423        (1,285,512)      (2,779,139)      (2,480,131)     (1,035,651)      10,116,371       38,682,593        4,242,783

 27,010,078         9,594,460       15,700,042       10,129,853       3,939,465       38,170,253       24,655,690       13,514,398
-----------------------------------------------------------------------------------------------------------------------------------

 65,391,501         8,308,948       12,920,903        7,649,722       2,903,814       48,286,624       63,338,283       17,757,181
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                       Statement of Changes in Net Assets

----------------------------------------------------------------------------------------------------------------------------------
                                                     Fidelity          Fidelity          Fidelity        CitiFunds
                                                       VIP              VIP II            VIP II         Small Cap          MFS
                                                     Overseas         Contrafund        Index 500      Growth V.I.P.       Bond
                                                    Portfolio         Portfolio         Portfolio        Portfolio        Series
----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets
     resulting from operations:
        Net investment income (loss)              $     28,784          (274,482)         (294,104)        (17,372)       101,313
        Realized gain distributions                    232,356           961,718           414,771               -          4,125
        Realized gain (loss) on sale of
            investments                                215,031           764,241         1,386,756         (28,756)        53,268
        Change in unrealized gain (loss)
            on investments                           3,786,188         6,939,240        13,759,990         696,373       (387,195)
----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from operations                                 4,262,359         8,390,717        15,267,413         650,245       (228,489)
----------------------------------------------------------------------------------------------------------------------------------

 Capital transactions:
     Contract deposits                               1,609,386        13,334,863        27,190,674         321,034      4,123,210
     Transfers between funds                            90,598         1,651,961         2,480,942         622,123       (792,643)
     Transfers to (from)  First Citicorp Life
        Insurance Company                              650,421         3,298,589         6,362,710          77,438        317,108
     Annual administrative charges                        (412)           (1,769)           (3,109)            (85)          (305)
     Death benefits                                          -                 -           (41,646)              -        (27,119)
     Contract withdrawals                             (435,588)       (1,453,166)       (3,546,913)        (94,948)      (454,701)
----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from capital transactions                       1,914,406        16,830,477        32,442,659         925,562      3,165,550
----------------------------------------------------------------------------------------------------------------------------------

 Total increase in net assets                        6,176,765        25,221,194        47,710,072       1,575,807      2,937,061

 Net assets at beginning of period                   9,015,220        25,443,647        58,590,825       1,504,693      5,231,134
----------------------------------------------------------------------------------------------------------------------------------

 Net assets at end of period                      $ 15,191,985        50,664,841       106,300,897       3,080,500      8,168,195
----------------------------------------------------------------------------------------------------------------------------------


    See accompanying notes to financial statements

----------------------------------------------------------------------------------------------------------------------------------
      MFS             MFS                               MFS             MFS          Travelers       Travelers    Salomon Brothers
   Emerging          Money             MFS             Total           World         High Yield        Money          Variable
    Growth           Market         Research          Return         Government      Bond Trust        Market         Capital
    Series           Series          Series           Series           Series           Fund         Portfolio          Fund
----------------------------------------------------------------------------------------------------------------------------------



   (410,978)        273,752         (254,454)         360,398         102,894            (818)          3,609               7,128
          -          38,659          306,553          718,110               -               -               -             160,109

    726,956               -          505,041          375,311          (3,251)           (136)              -               4,348

 26,770,394              (1)       6,253,060         (979,034)       (179,471)          1,634               -             259,783
----------------------------------------------------------------------------------------------------------------------------------


 27,086,372         312,410        6,810,200          474,785         (79,828)            680           3,609             431,368
----------------------------------------------------------------------------------------------------------------------------------


  7,822,447       1,503,085        4,290,033        8,729,999         285,777         115,202         450,365           3,879,427
  1,581,124        (303,860)         (97,782)        (291,124)       (216,481)        (26,493)       (203,190)             23,760

  1,640,043        (157,950)       1,076,734        2,764,053          96,682         141,197          80,617           1,893,582
     (1,606)           (176)          (1,410)          (1,178)            (68)              -               -                   -
    (12,578)              -                -          (28,792)         (5,989)              -               -                   -
 (1,329,202)       (531,065)      (1,477,326)      (1,209,022)       (140,334)         (3,253)              -            (263,512)
----------------------------------------------------------------------------------------------------------------------------------


  9,700,227         510,034        3,790,249        9,963,934          19,588         226,653         327,792           5,533,257
----------------------------------------------------------------------------------------------------------------------------------

 36,786,599         822,444       10,600,449       10,438,719         (60,240)        227,333         331,401           5,964,625

 28,253,310       8,100,348       26,483,973       21,416,608       2,230,215               -               -                   -
----------------------------------------------------------------------------------------------------------------------------------

 65,039,909       8,922,792       37,084,422       31,855,327       2,169,975         227,333         331,401           5,964,625
----------------------------------------------------------------------------------------------------------------------------------

                                                                     (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                       Statement of Changes in Net Assets

------------------------------------------------------------------------------------------------------------------------------
                                                 Salomon Brothers       Salomon Brothers      Salomon Brothers    Smith Barney
                                                  Variable High             Variable              Variable        AIM Capital
                                                    Yield Bond              Investors           Total Return      Appreciation
                                                       Fund                   Fund                  Fund           Portfolio
------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets
     resulting from operations:
        Net investment income (loss)            $     62,240                   8,323                46,509            (15,124)
        Realized gain distributions                        -                       -                     -                  -
        Realized gain (loss) on sale of
            investments                                  508                  (4,694)                3,075             26,840
        Change in unrealized gain (loss)
            on investments                           (41,566)                 92,240               (71,146)           980,800
------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from operations                                  21,182                  95,869               (21,562)           992,516
------------------------------------------------------------------------------------------------------------------------------

 Capital transactions:
     Contract deposits                               437,372               4,109,653             1,446,978          2,853,899
     Transfers between funds                             578                 (53,147)              (17,068)           118,853
     Transfers to (from)  First Citicorp Life
        Insurance Company                            365,309               1,822,838               879,344          1,070,189
     Annual administrative charges                         -                       -                     -                  -
     Death benefits                                        -                       -                     -                  -
     Contract withdrawals                            (85,791)                (72,208)              (30,213)          (235,244)
------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from capital transactions                       717,468               5,807,136             2,279,041          3,807,697
------------------------------------------------------------------------------------------------------------------------------

 Total increase in net assets                        738,650               5,903,005             2,257,479          4,800,213

 Net assets at beginning of period                         -                       -                     -                  -
------------------------------------------------------------------------------------------------------------------------------

 Net assets at end of period                    $    738,650               5,903,005             2,257,479          4,800,213
------------------------------------------------------------------------------------------------------------------------------


    See accompanying notes to financial statements

--------------------------------------------------------------------------------------------------------------------------------
Smith Barney         Smith Barney            Franklin          Templeton                                            Smith Barney
 MFS Total        Putnam Diversified         Small Cap       International      Smith Barney       Smith Barney      MFS Mid Cap
   Return               Income              Investment           Fund             Large Cap        MFS Research        Growth
 Portfolio            Portfolio              Portfolio         Class II           Portfolio         Portfolio         Portfolio
--------------------------------------------------------------------------------------------------------------------------------



    (7,751)                (2,343)             (1,615)           (6,047)            (20,646)          (13,068)           (6,781)
    13,016                      -                   -                 -             432,614                 -                 -

   (18,454)                  (785)              1,389             1,677               8,521             6,908             4,927

     9,570                 14,465             199,681           170,059             733,246           454,504           593,775
--------------------------------------------------------------------------------------------------------------------------------


    (3,619)                11,337             199,455           165,689           1,153,735           448,344           591,921
--------------------------------------------------------------------------------------------------------------------------------


 2,822,334                337,370             507,533         1,150,001           6,111,584         2,015,558         1,104,231
   (50,145)               (19,751)             22,886            22,574             117,030            16,668            61,689

 1,507,812                666,276             251,868           738,267           2,891,180         1,355,043           696,427
         -                      -                   -                 -                   -                 -                 -
         -                      -                   -                 -                   -                 -                 -
  (177,438)               (11,205)             (1,369)         (119,217)           (259,240)          (41,454)          (32,209)
--------------------------------------------------------------------------------------------------------------------------------


 4,102,563                972,690             780,918         1,791,625           8,860,554         3,345,815         1,830,138
--------------------------------------------------------------------------------------------------------------------------------

 4,098,944                984,027             980,373         1,957,314          10,014,289         3,794,159         2,422,059

         -                      -                   -                 -                   -                 -                 -
--------------------------------------------------------------------------------------------------------------------------------

 4,098,944                984,027             980,373         1,957,314          10,014,289         3,794,159         2,422,059
--------------------------------------------------------------------------------------------------------------------------------

                                                                     (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                       Statement of Changes in Net Assets

------------------------------------------------------------------------------------------------------------------------
                                                      Travelers             CIS               CIS
                                                       Quality            Emerging          Mid Cap             CIS
                                                        Bond               Growth           Growth             Growth
                                                      Portfolio          Portfolio         Portfolio         Portfolio
------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets
     resulting from operations:
        Net investment income (loss)                $    (6,749)               839              (394)            (1,112)
        Realized gain distributions                           2                  -                 -                  -
        Realized gain (loss) on sale of
            investments                                     494              4,187             3,961                197
        Change in unrealized gain (loss)
            on investments                                9,133             78,657            60,749            114,490
------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from operations                                      2,880             83,683            64,316            113,575
------------------------------------------------------------------------------------------------------------------------

 Capital transactions:
     Contract deposits                                  938,174            553,982           349,607            992,329
     Transfers between funds                             (5,903)                                                 10,143
     Transfers to (from)  First Citicorp Life
        Insurance Company                               979,519             28,948            58,630            181,733
     Annual administrative charges                            -                  -                 -                  -
     Death benefits                                           -                  -                 -                  -
     Contract withdrawals                               (23,385)            (2,008)           (1,604)            (9,953)
------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from capital transactions                        1,888,405            580,922           406,633          1,174,252
------------------------------------------------------------------------------------------------------------------------

 Total increase in net assets                         1,891,285            664,605           470,949          1,287,827

 Net assets at beginning of period                            -                  -                 -                  -
------------------------------------------------------------------------------------------------------------------------

 Net assets at end of period                        $ 1,891,285            664,605           470,949          1,287,827
------------------------------------------------------------------------------------------------------------------------


    See accompanying notes to financial statements

---------------------------------------------------
        CIS
     Growth &            CIS           Equity Index
      Income         Government         Portfolio
     Portfolio        Portfolio          Class II
---------------------------------------------------



          169             1,721             (3,579)
            -                 -                  -

           88                (1)             2,118

       30,043            (3,499)           130,693
---------------------------------------------------


       30,300            (1,779)           129,232
---------------------------------------------------


      404,475            89,002          1,901,410
                                           (18,492)

       93,019            30,081            336,991
            -                 -                  -
            -                 -                  -
       (4,588)             (163)           (19,126)
---------------------------------------------------


      492,906           118,920          2,200,783
---------------------------------------------------

      523,206           117,141          2,330,015

            -                 -                  -
---------------------------------------------------

      523,206           117,141          2,330,015
---------------------------------------------------

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                       Statement of Changes in Net Assets

                      For the year ended December 31, 1998

----------------------------------------------------------------------------------------------------------------------------------
                                                         AIM V.I.        AIM V.I.         AIM          AIM V.I.        AIM V.I.
                                                          Capital       Government        V.I.        Growth and     International
                                                       Appreciation       Series         Growth         Income          Equity
                                                           Fund            Fund           Fund           Fund            Fund
----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets
     resulting from operations:
        Net investment income (loss)                $      (181,730)       188,855        (22,114)        (57,624)        (11,954)
        Realized gain distributions                         635,653              -        407,901         182,511               -
        Realized gain (loss) on sale of
           investments                                      264,574         28,266         43,418          77,011          58,512
        Change in unrealized gain (loss)
           on investments                                 2,612,146        129,785        851,618       2,984,696       1,194,349
----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from operations                                      3,330,643        346,906      1,280,823       3,186,594       1,240,907
----------------------------------------------------------------------------------------------------------------------------------

 Capital transactions:
     Contract deposits                                    7,740,252      4,965,328      3,401,874       9,762,303       4,853,547
     Transfers between funds                             (1,033,718)       919,280        198,698         264,997        (255,178)
     Transfers to (from)  First Citicorp Life
        Insurance Company                                   270,751        431,053        263,980          92,109          (6,048)
     Annual administrative charges                           (4,691)          (389)          (700)         (1,280)         (1,786)
     Death benefits                                         (56,638)             -        (11,663)       (109,134)         (9,517)
     Contract withdrawals                                  (734,675)      (272,638)      (104,341)       (304,900)       (417,582)
----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from capital transactions                            6,181,281      6,042,634      3,747,848       9,704,095       4,163,436
----------------------------------------------------------------------------------------------------------------------------------

 Total increase in net assets                             9,511,924      6,389,540      5,028,671      12,890,689       5,404,343

 Net assets at beginning of period                       15,695,385      2,741,149      1,946,726       6,172,459       8,418,812
----------------------------------------------------------------------------------------------------------------------------------

 Net assets at end of period                        $    25,207,309      9,130,689      6,975,397      19,063,148      13,823,155
----------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

---------------------------------------------------------------------------------------------------------------------------------

        AIM          CitiSelect      CitiSelect      CitiSelect        CitiSelect      Fidelity        Fidelity         Fidelity
        V.I.            VIP              VIP             VIP              VIP         VIP Equity          VIP           VIP High
       Value           Folio            Folio           Folio            Folio          Income          Growth           Income
        Fund            200              300             400              500          Portfolio       Portfolio        Portfolio
---------------------------------------------------------------------------------------------------------------------------------



      (48,167)        320,691          310,044          80,831          134,452         (68,917)       (127,597)         324,178
    1,096,684         111,989          161,191         188,899          561,131         787,658       1,638,156          274,204

       22,455          86,486          107,903          27,088           19,525         155,321         202,217          (27,400)

    3,770,427        (116,105)         143,788        (203,940)        (777,018)      1,162,382       4,026,684       (1,545,816)
---------------------------------------------------------------------------------------------------------------------------------


    4,841,399         403,061          722,926          92,878          (61,910)      2,036,444       5,739,460         (974,834)
---------------------------------------------------------------------------------------------------------------------------------


   14,481,943       4,850,064        6,248,896       3,153,769        1,858,410      22,291,643       8,889,225        9,224,401
      675,855        (235,424)        (952,262)       (709,625)        (221,168)       (269,855)       (828,373)         252,852

      391,394        (642,730)        (464,608)       (140,345)         (64,895)        803,351         206,844           41,693
       (2,019)           (767)          (1,708)         (1,750)            (689)         (3,330)         (3,469)            (947)
      (88,072)        (20,424)         (18,520)         (9,742)          (1,188)        (34,826)        (83,994)         (30,842)
     (435,073)       (280,800)        (558,495)       (479,377)        (120,203)       (964,393)       (942,639)        (321,143)
---------------------------------------------------------------------------------------------------------------------------------


   15,024,028       3,669,919        4,253,303       1,812,930        1,450,267      21,822,590       7,237,594        9,166,014
---------------------------------------------------------------------------------------------------------------------------------

   19,865,427       4,072,980        4,976,229       1,905,808        1,388,357      23,859,034      12,977,054        8,191,180

    7,144,651       5,521,480       10,723,813       8,224,045        2,551,108      14,311,219      11,678,636        5,323,218
---------------------------------------------------------------------------------------------------------------------------------

   27,010,078       9,594,460       15,700,042      10,129,853        3,939,465      38,170,253      24,655,690       13,514,398
---------------------------------------------------------------------------------------------------------------------------------

                                                                     (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                       Statement of Changes in Net Assets

                      For the year ended December 31, 1998


-----------------------------------------------------------------------------------------------------------------------------------
                                                       Fidelity         Fidelity         Fidelity        CitiFunds
                                                          VIP            VIP II           VIP II         Small Cap          MFS
                                                       Overseas        Contrafund        Index 500     Growth V.I.P.       Bond
                                                       Portfolio       Portfolio         Portfolio       Portfolio        Series
-----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets
     resulting from operations:
        Net investment income (loss)                      22,766          (112,633)        (148,676)        (13,252)        54,126
        Realized gain distributions                      294,636           494,360          646,740         155,804            916
        Realized gain (loss) on sale of
            investments                                    9,475           175,168          329,545           1,380         20,559
        Change in unrealized gain (loss)
            on investments                               203,596         3,646,901        8,381,550        (262,235)       105,644
-----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from operations                                     530,473         4,203,796        9,209,159        (118,303)       181,245
-----------------------------------------------------------------------------------------------------------------------------------

 Capital transactions:
     Contract deposits                                 3,848,922        13,182,572       28,649,048         954,889      3,294,019
     Transfers between funds                             (59,100)         (452,920)        (142,535)       (115,922)       333,904
     Transfers to (from)  First Citicorp Life
        Insurance Company                                 28,197           214,639          398,799         (16,235)       (48,863)
     Annual administrative charges                        (1,004)           (2,916)          (5,039)           (142)          (213)
     Death benefits                                         (664)          (20,189)         (25,038)              -        (35,396)
     Contract withdrawals                               (159,156)         (364,169)      (1,127,428)        (97,993)      (135,490)
-----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from capital transactions                         3,657,195        12,557,017       27,747,807         724,597      3,407,961
-----------------------------------------------------------------------------------------------------------------------------------

 Total increase in net assets                          4,187,668        16,760,813       36,956,966         606,294      3,589,206

 Net assets at beginning of period                     4,827,552         8,682,834       21,633,859         898,399      1,641,928
-----------------------------------------------------------------------------------------------------------------------------------

 Net assets at end of period                           9,015,220        25,443,647       58,590,825       1,504,693      5,231,134
-----------------------------------------------------------------------------------------------------------------------------------


    See accompanying notes to financial statements

------------------------------------------------------------------------------------------------------
         MFS                  MFS                                       MFS                MFS
      Emerging               Money                 MFS                 Total              World
       Growth               Market              Research              Return           Government
       Series               Series               Series               Series             Series
------------------------------------------------------------------------------------------------------



              (95,703)            171,629               165,149             120,634             2,661
               35,238                   -                37,864              84,940                 -

               85,201                   -                54,095              38,497             1,528

            5,111,014                  (1)            3,412,274           1,199,825           133,770
------------------------------------------------------------------------------------------------------


            5,135,750             171,628             3,669,382           1,443,896           137,959
------------------------------------------------------------------------------------------------------


           14,047,640           2,569,452             9,825,945          12,539,757           251,986
              205,628           1,681,111               434,889             346,836           (37,973)

              171,768          (1,030,178)               87,611             527,252           (12,596)
               (2,212)               (664)               (2,933)             (1,747)             (276)
               (1,300)            (66,618)              (31,803)             (5,772)           (8,592)
             (363,902)           (206,625)             (569,232)           (469,295)          (88,439)
------------------------------------------------------------------------------------------------------


           14,057,622           2,946,478             9,744,477          12,937,031           104,110
------------------------------------------------------------------------------------------------------

           19,193,372           3,118,106            13,413,859          14,380,927           242,069

            9,059,938           4,982,242            13,070,114           7,035,681         1,988,146
------------------------------------------------------------------------------------------------------

           28,253,310           8,100,348            26,483,973          21,416,608         2,230,215
------------------------------------------------------------------------------------------------------

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                          Notes to Financial Statements

                           December 31, 1999 and 1998

  (1)   HISTORY

        First Citicorp Life Insurance Company Variable Annuity Separate Account (the Account) is a separate investment account maintained under the provisions of New York Insurance Law by First Citicorp Life Insurance Company (the Company), a subsidiary of Citicorp Life Insurance Company and an indirect subsidiary of Citigroup. The Account operates as a unit investment trust registered under the Investment Company Act of 1940, as amended, and supports the operations of the Company's individual flexible premium deferred variable annuity contracts (the contracts). The Account invests in portfolios of the following funds:

              -   Variable Annuity Portfolios:
                   -   CitiSelect VIP Folio 200,
                   -   CitiSelect VIP Folio 300,
                   -   CitiSelect VIP Folio 400,
                   -   CitiSelect VIP Folio 500, and
                   -   CitiFunds Small Cap Growth V.I.P. Portfolio.*
              -   AIM Variable Insurance Funds, Inc.:
                   -   AIM V.I. Capital Appreciation Fund,
                   -   AIM V.I. Government Series Fund,
                   -   AIM V.I. Growth Fund,
                   -   AIM V.I. Growth and Income Fund,
                   -   AIM V.I. International Equity Fund, and
                   -   AIM V.I. Value Fund.
              -   Fidelity Variable Insurance Products Funds:
                   -   Fidelity VIP Equity Income Portfolio,
                   -   Fidelity VIP Growth Portfolio,
                   -   Fidelity VIP High Income Portfolio,
                   -   Fidelity VIP Overseas Portfolio,
                   -   Fidelity VIP II Contrafund Portfolio, and
                   -   Fidelity VIP II Index 500 Portfolio.
              -   MFS Variable Insurance Trust:
                   -   MFS Bond Series,
                   -   MFS Emerging Growth Series,
                   -   MFS Money Market Series,
                   -   MFS Research Series,
                   -   MFS Total Return Series, and
                   -   MFS World Government Series.
              -    The Travelers Series Trust
                   -   Large Cap Portfolio,
                   -   MFS Mid Cap Stock Portfolio
                   -   MFS Research Portfolio, and
                   -   Travelers Quality Bond Portfolio.
              -    The Travelers Money Market Portfolio.
              -    The Travelers High Yield Bond Trust.
              -    The Travelers Series Funds
                   -   AIM Capital Appreciation Portfolio,
                   -   MFS Total Return Portfolio, and
                   -   Putnam Diversified Income Portfolio.
              -    Salomon Brothers Variable Series Funds, Inc.

                                       31                            (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                          Notes to Financial Statements

                           December 31, 1999 and 1998

                   -   Capital Fund,
                   -   Investors Fund,
                   -   Total Return Fund, and
                   -   High Yield Bond Fund.
              -    Templeton Variable Products Series Fund
                   -   Franklin Small Cap Investments Fund, and
                   -   Templeton International Fund.
              -    Concert Investments Series
                   -   Select Emerging Growth Portfolio,
                   -   Select Mid Cap Portfolio,
                   -   Select Growth Portfolio,
                   -   Select Growth and Income Portfolio, and
                   -   Select Government Portfolio.
              -    Greenwich Street Series Fund
                   -   Equity Index Portfolio Class II.

                     * Formerly known as Landmark Small Cap Equity VIP Fund
                       through February 28, 1998.

        The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the contracts are not chargeable with liabilities arising out of any other business conducted by the Company.

        In addition to the Account, a contract owner may also allocate funds to the General Account, which is part of the Company's general account. Amounts allocated to the General Account are credited with a guaranteed rate of interest for one year. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933, and the General Account has not been registered as an investment company under the Investment Company Act of 1940.

  (2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        The following is a summary of significant accounting policies followed by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

        (a)   INVESTMENT VALUATION

        The investment in the fund is stated at market value, which is the net asset value of each of the respective series as determined by the Fund at the close of business on the last working day of the period.

        (b)   ACCOUNTING FOR INVESTMENTS

        Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. The cost of investments sold is generally determined on the specific identification method.

                                       32                            (Continued)

                     FIRST CITICORP LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT

                         Notes to Financial Statements

                           December 31, 1999 and 1998

        (c)   FEDERAL INCOME TAXES

        The Company is taxed under federal law as a life insurance company. The Account is part of the Company's total operations and is not taxed separately. Under existing law, no taxes are payable on investment income and realized capital gains of the Account.

        (d)   USE OF ESTIMATES

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

  (3)   CONTRACT CHARGES

        Daily charges for mortality and expense risks assumed by the Company for are assessed through the daily unit value calculation, and are equivalent on an annual basis to 1.25% ("Base - 140 Basis Points" and "Citi-Elite") and 0.84% ("Base - 99 Basis Points") of the net assets of the contracts.

        An annual contract fee of $30 is assessed against each contract on its anniversary date by surrendering units. Daily charges for administrative expenses are assessed through the daily unit value calculation, and are equivalent on an annual basis to 0.15% of the net assets of the contracts.

        The contracts provide that in the event a contract owner withdraws all or a portion of the contract value within five contract years, a deferred sales charge will be assessed. The deferred sales charge is based on a table of charges of which the maximum charge is currently 7% of the purchase payments withdrawn. During each contract year, up to 10% of purchase payments less any prior withdrawal of purchase payments may be withdrawn without a deferred sales charge.

        Premium taxes may be applicable, depending on the laws of various jurisdictions. Various states and other governmental entities levy a premium tax on annuity contracts issued by insurance companies.

                                       33                            (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                          Notes to Financial Statements

                           December 31, 1999 and 1998


  (4)   PURCHASE OF INVESTMENTS

        For the twelve months ended December 31, 1999, investment activity in each of the respective funds is as follows:


                                                                                                      1999
                                                                                        ---------------------------------
                                                                                            COST OF          PROCEEDS
                       SHARES OF                                                           PURCHASES        FROM SALES
                                                                                        -----------------  --------------
        Variable Annuity Portfolios:                                                  $
            CitiSelect VIP Folio 200 Conservative                                              1,483,935       2,842,286
            CitiSelect VIP Folio 300 Balanced                                                    664,260       3,990,507
            CitiSelect VIP Folio 400 Growth                                                      567,766       3,610,183
            CitiSelect VIP Folio 500 Growth Plus                                                 115,525       1,471,306
            CitiFunds Small Cap Growth V.I.P. Portfolio                                        1,364,205         457,249

        AIM Variable Insurance Funds, Inc:
            AIM V.I. Capital Appreciation Fund                                                 4,376,473       3,221,181
            AIM V.I. Government Securities Fund                                                8,458,143       3,130,219
            AIM V.I. Growth Fund                                                               9,576,204       1,992,816
            AIM V.I. Growth and Income Fund                                                   12,561,019       1,524,668
            AIM V.I. International Equity Fund                                                 5,737,478         818,277
            AIM V.I. Value Fund                                                               29,185,889       2,629,478

        Fidelity Variable Insurance Products Funds:
            Fidelity VIP Equity Income Portfolio                                              12,023,360       2,603,672
            Fidelity VIP Growth Portfolio                                                     29,360,226       2,759,082
            Fidelity VIP High Income Portfolio                                                 7,633,100       3,242,955
            Fidelity VIP Overseas Portfolio                                                    3,147,037         979,215
            Fidelity VIP II Contrafund Portfolio                                              19,561,627       2,064,223
            Fidelity VIP II Index 500 Portfolio                                               35,809,295       3,294,607

        MFS Variable Insurance Trust:
            MFS Bond Series                                                                    5,580,405       2,313,920
            MFS Emerging Growth Series                                                        10,712,075       1,445,388
            MFS Money Market Series                                                            7,257,024       6,441,738
            MFS Research Series                                                                5,380,276       1,560,166
            MFS Total Return Series                                                           12,875,092       1,851,045
            MFS Global Government Series                                                         519,453         398,966

                                       34                            (Continued)

                     FIRST CITICORP LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT

                         Notes to Financial Statements

                           December 31, 1999 and 1998

        The Travelers High Yield Bond Trust                                                      258,352          32,508

        Travelers Money Market Portfolio                                                         721,793         390,384

        The Traveler Series Trust:
            Large Cap Portfolio                                                                9,387,354         114,558
            MFS Mid Cap Stock Portfolio                                                        1,840,366          16,944
            MFS Research Portfolio                                                             3,406,297          73,449
            Travelers Quality Bond Portfolio                                                   1,925,322          43,614

        The Travelers Series Fund:
            AIM Capital Appreciation Fund                                                      4,045,604         252,901
            MFS Total Return Portfolio                                                         4,489,241         381,300
            Putnam Diversified Income Portfolio                                                1,031,064          60,691

        Salomon Brothers Variable Series Funds, Inc.:
            Capital Fund                                                                       5,866,058         165,402
            Investors Fund                                                                     5,937,445         121,824
            Total Return Fund                                                                  2,631,266         305,654
            High Yield Bond Fund                                                                 833,753          54,023

        Templeton Variable Products Series Fund:
            Franklin Small Cap Investment Fund                                                   784,220           4,891
            Templeton International Fund                                                       1,860,198          74,566

        Concert Investment Series:
            Select Emerging Growth Portfolio                                                     609,421          27,642
            Select Mid Cap Portfolio                                                             437,048          30,797
            Select Growth Portfolio                                                            1,175,058           1,883
            Select Growth and Income Portfolio                                                   495,210           2,121
            Select Government Portfolio                                                          120,959             316

        Greenwich Street Series Fund -
            Equity Index Portfolio Class II                                                    2,300,244         102,979
                                                                                        =================  ==============


                                       35                            (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                          Notes to Financial Statements

                           December 31, 1999 and 1998


-----------------------------------------------------------------------------------------------------------------------------------
(5)   NET INCREASE IN ACCUMULATION UNITS

      For the years ended December 31, 1999 and 1998, transactions in accumulation units of contractholders of the account were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                      1999
-----------------------------------------------------------------------------------------------------------------------------------
                                            AIM V.I.         AIM V.I.        AIM         AIM V.I.         AIM V.I.          AIM
                                            Capital         Government       V.I.       Growth and     International        V.I.
                                          Appreciation        Series        Growth        Income           Equity          Value
                                              Fund             Fund          Fund          Fund             Fund            Fund
-----------------------------------------------------------------------------------------------------------------------------------

       BASE - 99 BASIS POINTS
Units purchased                               620,939       1,306,700      798,304      1,401,793          730,716       3,052,961
Units withdrawn and contract charges         (706,797)       (597,739)    (268,593)      (593,218)        (542,834)       (841,139)
Units transferred between funds              (810,485)       (958,427)     734,162        957,724          821,265       3,286,842
-----------------------------------------------------------------------------------------------------------------------------------

Net increase                                 (896,343)       (249,466)   1,263,873      1,766,299        1,009,147       5,498,664

Units at beginning of period               12,795,979       8,085,334    4,344,807     12,751,057       11,552,636      17,350,727
-----------------------------------------------------------------------------------------------------------------------------------

Units at end of period                     11,899,636       7,835,868    5,608,680     14,517,356       12,561,783      22,849,391
-----------------------------------------------------------------------------------------------------------------------------------

      BASE - 140 BASIS POINTS
Units purchased                             1,041,815       4,386,693    2,597,501      4,575,319        2,029,591       8,596,583
Units withdrawn and contract charges          (14,526)        (99,720)     (44,880)       (59,019)         (25,681)       (134,344)
Units transferred between funds               183,795         410,612      312,396        568,379          267,358       1,474,725
-----------------------------------------------------------------------------------------------------------------------------------

Net increase                                1,211,084       4,697,585    2,865,017      5,084,679        2,271,268       9,936,964

Units at beginning of period                        -               -            -              -                -               -
-----------------------------------------------------------------------------------------------------------------------------------

Units at end of period                      1,211,084       4,697,585    2,865,017      5,084,679        2,271,268       9,936,964
-----------------------------------------------------------------------------------------------------------------------------------

       CITI-ELITE
Units purchased                                     -               -            -              -                -               -
Units withdrawn and contract charges                -               -            -              -                -               -
Units transferred between funds                     -               -            -              -                -               -
-----------------------------------------------------------------------------------------------------------------------------------

Net increase                                        -               -            -              -                -               -

Units at beginning of period                        -               -            -              -                -               -
-----------------------------------------------------------------------------------------------------------------------------------

Units at end of period                              -               -            -              -                -               -
-----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------





-------------------------------------------------------------------------------------------------------------------------

                                      1999
-------------------------------------------------------------------------------------------------------------------------
   CitiSelect        CitiSelect       CitiSelect       CitiSelect        Fidelity         Fidelity         Fidelity
       VIP               VIP              VIP             VIP           VIP Equity           VIP           VIP High
      Folio             Folio            Folio           Folio            Income           Growth           Income
       200               300              400             500            Portfolio        Portfolio        Portfolio
-------------------------------------------------------------------------------------------------------------------------


          138,413           258,024         147,634           84,342         2,642,331       1,328,570         1,782,114
         (300,186)         (615,201)       (663,361)        (150,517)       (1,285,625)       (664,103)         (620,615)
       (1,627,960)       (2,903,803)     (2,628,961)      (1,164,800)         (759,832)      2,159,784        (1,224,376)
-------------------------------------------------------------------------------------------------------------------------

       (1,789,733)       (3,260,980)     (3,144,688)      (1,230,975)          596,874       2,824,251           (62,877)

        8,486,948        13,807,523       9,177,901        3,582,943        28,422,803       9,921,447        12,550,650
-------------------------------------------------------------------------------------------------------------------------

        6,697,215        10,546,543       6,033,213        2,351,968        29,019,677      12,745,698        12,487,773
-------------------------------------------------------------------------------------------------------------------------


          436,465           242,643         340,546            9,906         4,680,355       5,422,609         2,354,671
          (43,645)          (35,942)              -                -           (96,594)       (107,423)          (41,892)
           25,419            41,858           9,382                -           599,935         738,881           610,112
-------------------------------------------------------------------------------------------------------------------------

          418,239           248,559         349,928            9,906         5,183,696       6,054,067         2,922,891

                -                 -               -                -                 -               -                 -
-------------------------------------------------------------------------------------------------------------------------

          418,239           248,559         349,928            9,906         5,183,696       6,054,067         2,922,891
-------------------------------------------------------------------------------------------------------------------------


           47,472           136,031          61,213           23,136                 -               -                 -
           (3,052)           (4,391)           (311)            (127)                -               -                 -
          172,736            50,397          21,195            3,359                 -               -                 -
-------------------------------------------------------------------------------------------------------------------------

          217,156           182,037          82,097           26,368                 -               -                 -

                -                 -               -                -                 -               -                 -
-------------------------------------------------------------------------------------------------------------------------

          217,156           182,037          82,097           26,368                 -               -                 -
-------------------------------------------------------------------------------------------------------------------------

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                          Notes to Financial Statements

                           December 31, 1999 and 1998


----------------------------------------------------------------------------------------------------------------------------------
(5)   NET INCREASE IN ACCUMULATION UNITS

      For the years ended December 31, 1999 and 1998, transactions in accumulation units of contractholders of the account were as follows:

----------------------------------------------------------------------------------------------------------------------------------
                                                                      1999
----------------------------------------------------------------------------------------------------------------------------------
                                          Fidelity      Fidelity        Fidelity       CitiFunds                       MFS
                                            VIP          VIP II          VIP II        Small Cap       MFS           Emerging
                                          Overseas     Contrafund       Index 500    Growth V.I.P.     Bond           Growth
                                         Portfolio      Portfolio       Portfolio      Portfolio      Series          Series
----------------------------------------------------------------------------------------------------------------------------------

         BASE - 99 BASIS POINTS
Units purchased                            701,538      2,241,960       4,172,373       109,826      1,475,604      1,271,597
Units withdrawn and contract charges      (318,114)      (782,958)     (1,899,386)      (85,647)      (331,666)      (718,252)
Units transferred between funds            365,619      1,859,156       3,563,863       382,531       (754,743)     1,367,525
----------------------------------------------------------------------------------------------------------------------------------

Net increase                               749,043      3,318,158       5,836,850       406,710        389,195      1,920,870

Units at beginning of period             7,440,541     16,365,923      37,349,984     1,427,896      4,592,230     18,253,621
----------------------------------------------------------------------------------------------------------------------------------

Units at end of period                   8,189,584     19,684,081      43,186,834     1,834,606      4,981,425     20,174,491
----------------------------------------------------------------------------------------------------------------------------------

         BASE - 140 BASIS POINTS
Units purchased                            559,320      5,837,330      12,219,141       112,086      2,161,551      3,446,003
Units withdrawn and contract charges        (2,458)       (82,292)       (209,235)       (2,789)       (97,024)       (31,525)
Units transferred between funds            139,569      1,139,038       1,793,337        88,497        320,033        464,697
----------------------------------------------------------------------------------------------------------------------------------

Net increase                               696,431      6,894,076      13,803,243       197,794      2,384,560      3,879,175

Units at beginning of period                     -              -               -             -              -              -
----------------------------------------------------------------------------------------------------------------------------------

Units at end of period                     696,431      6,894,076      13,803,243       197,794      2,384,560      3,879,175
----------------------------------------------------------------------------------------------------------------------------------

         CITI-ELITE
Units purchased                                  -              -               -        87,741              -              -
Units withdrawn and contract charges             -              -               -             -              -              -
Units transferred between funds                  -              -               -        26,611              -              -
----------------------------------------------------------------------------------------------------------------------------------

Net increase                                     -              -               -       114,352              -              -

Units at beginning of period
----------------------------------------------------------------------------------------------------------------------------------

Units at end of period                           -              -               -       114,352              -              -
----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------------------------------------------------

                                      1999
--------------------------------------------------------------------------------------------------------------------------
       MFS                                MFS              MFS           Travelers      Travelers      Salomon Brothers
      Money              MFS             Total            World         High Yield        Money            Variable
     Market           Research           Return         Government      Bond Trust        Market           Capital
     Series            Series            Series           Series           Fund         Portfolio            Fund
--------------------------------------------------------------------------------------------------------------------------


          498,796           927,613        1,558,892          118,109               -              -                    -
         (383,312)         (935,643)        (895,497)         (92,489)              -              -                    -
         (350,451)          295,014        1,001,095         (191,422)              -              -                    -
--------------------------------------------------------------------------------------------------------------------------

         (234,967)          286,984        1,664,490         (165,802)              -              -                    -

        7,130,699        18,835,706       16,554,133        1,906,433               -              -                    -
--------------------------------------------------------------------------------------------------------------------------

        6,895,732        19,122,690       18,218,623        1,740,631               -              -                    -
--------------------------------------------------------------------------------------------------------------------------


          811,223         2,061,755        5,095,403          128,820               -              -                    -
          (73,239)          (57,727)         (46,178)         (35,159)              -              -                    -
          (48,458)          369,636          903,560           87,905               -              -                    -
--------------------------------------------------------------------------------------------------------------------------

          689,526         2,373,664        5,952,785          181,566               -              -                    -

                -                 -                -                -               -              -                    -
--------------------------------------------------------------------------------------------------------------------------

          689,526         2,373,664        5,952,785          181,566               -              -                    -
--------------------------------------------------------------------------------------------------------------------------


                -                 -                -                -         116,393        445,226            3,775,204
                -                 -                -                -          (3,326)             -             (244,986)
                -                 -                -                -         116,643       (119,684)           1,841,177
--------------------------------------------------------------------------------------------------------------------------

                -                 -                -                -         229,710        325,542            5,371,395


--------------------------------------------------------------------------------------------------------------------------

                -                 -                -                -         229,710        325,542            5,371,395
--------------------------------------------------------------------------------------------------------------------------

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                          Notes to Financial Statements

                           December 31, 1999 and 1998


-----------------------------------------------------------------------------------------------------------------------------------
(5)   NET INCREASE IN ACCUMULATION UNITS

      For the years ended December 31, 1999 and 1998, transactions in accumulation units of contractholders of the account were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                      1999
-----------------------------------------------------------------------------------------------------------------------------------
                                         Salomon Brothers   Salomon Brothers    Salomon Brothers    Smith Barney    Smith Barney
                                          Variable High         Variable            Variable         AIM Capital     MFS Total
                                            Yield Bond          Investors         Total Return      Appreciation       Return
                                               Fund               Fund                Fund            Portfolio      Portfolio
-----------------------------------------------------------------------------------------------------------------------------------

         BASE - 99 BASIS POINTS
Units purchased                                     -                   -                   -               -              -
Units withdrawn and contract charges                -                   -                   -               -              -
Units transferred between funds                     -                   -                   -               -              -
-----------------------------------------------------------------------------------------------------------------------------------

Net increase                                        -                   -                   -               -              -

Units at beginning of period                        -                   -                   -               -              -
-----------------------------------------------------------------------------------------------------------------------------------

Units at end of period                              -                   -                   -               -              -
-----------------------------------------------------------------------------------------------------------------------------------

         BASE - 140 BASIS POINTS
Units purchased                                     -                   -                   -               -              -
Units withdrawn and contract charges                -                   -                   -               -              -
Units transferred between funds                     -                   -                   -               -              -
-----------------------------------------------------------------------------------------------------------------------------------

Net increase                                        -                   -                   -               -              -

Units at beginning of period                        -                   -                   -               -              -
-----------------------------------------------------------------------------------------------------------------------------------

Units at end of period                              -                   -                   -               -              -
-----------------------------------------------------------------------------------------------------------------------------------

         CITI-ELITE
Units purchased                               439,099           4,105,969           1,459,581       2,598,540      2,841,345
Units withdrawn and contract charges          (84,196)            (73,484)            (30,713)       (179,976)      (181,819)
Units transferred between funds               365,116           1,790,398             883,318       1,024,994      1,494,518
-----------------------------------------------------------------------------------------------------------------------------------

Net increase                                  720,019           5,822,883           2,312,186       3,443,558      4,154,044

Units at beginning of period
-----------------------------------------------------------------------------------------------------------------------------------

Units at end of period                        720,019           5,822,883           2,312,186       3,443,558      4,154,044
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------






-----------------------------------------------------------------------------------------------------------------------------

                                                          1999
-----------------------------------------------------------------------------------------------------------------------------
   Smith Barney          Franklin        Templeton                                             Smith Barney        Travelers
Putnam Diversified      Small Cap      International      Smith Barney       Smith Barney       MFS Mid Cap         Quality
      Income            Investment          Fund            Large Cap        MFS Research         Growth              Bond
    Portfolio           Portfolio         Class II          Portfolio          Portfolio         Portfolio         Portfolio
-----------------------------------------------------------------------------------------------------------------------------

              -                -                -                   -                 -                 -                  -
              -                -                -                   -                 -                 -                  -
              -                -                -                   -                 -                 -                  -
-----------------------------------------------------------------------------------------------------------------------------

              -                -                -                   -                 -                 -                  -

              -                -                -                   -                 -                 -                  -
-----------------------------------------------------------------------------------------------------------------------------

              -                -                -                   -                 -                 -                  -
-----------------------------------------------------------------------------------------------------------------------------


              -                -                -                   -                 -                 -                  -
              -                -                -                   -                 -                 -                  -
              -                -                -                   -                 -                 -                  -
-----------------------------------------------------------------------------------------------------------------------------

              -                -                -                   -                 -                 -                  -

              -                -                -                   -                 -                 -                  -
-----------------------------------------------------------------------------------------------------------------------------

              -                -                -                   -                 -                 -                  -
-----------------------------------------------------------------------------------------------------------------------------


        338,650          403,930        1,087,852           5,677,911         1,902,466           955,368            934,781
        (11,171)            (975)        (106,410)           (222,171)          (38,158)          (21,787)           (23,230)
        648,982          207,376          713,604           2,716,649         1,281,245           608,637            967,602
-----------------------------------------------------------------------------------------------------------------------------

        976,461          610,331        1,695,046           8,172,389         3,145,553         1,542,218          1,879,153


-----------------------------------------------------------------------------------------------------------------------------

        976,461          610,331        1,695,046           8,172,389         3,145,553         1,542,218          1,879,153
-----------------------------------------------------------------------------------------------------------------------------

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                          Notes to Financial Statements

                           December 31, 1999 and 1998


----------------------------------------------------------------------------------------------------------------------
(5)   NET INCREASE IN ACCUMULATION UNITS

      For the years ended December 31, 1999 and 1998, transactions in accumulation units of contractholders of the account were as follows:

----------------------------------------------------------------------------------------------------------------------
                                                                      1999
----------------------------------------------------------------------------------------------------------------------
                                          CIS          CIS                        CIS
                                        Emerging     Mid Cap        CIS        Growth &        CIS        Equity Index
                                         Growth      Growth       Growth        Income      Government      Portfolio
                                       Portfolio    Portfolio    Portfolio     Portfolio    Portfolio       Class II
----------------------------------------------------------------------------------------------------------------------

        BASE - 99 BASIS POINTS
Units purchased                              -            -            -             -            -               -
Units withdrawn and contract charges         -            -            -             -            -               -
Units transferred between funds              -            -            -             -            -               -
----------------------------------------------------------------------------------------------------------------------

Net increase                                 -            -            -             -            -               -

Units at beginning of period                 -            -            -             -            -               -
----------------------------------------------------------------------------------------------------------------------

Units at end of period                       -            -            -             -            -               -
----------------------------------------------------------------------------------------------------------------------

       BASE - 140 BASIS POINTS
Units purchased                              -            -            -             -            -               -
Units withdrawn and contract charges         -            -            -             -            -               -
Units transferred between funds              -            -            -             -            -               -
----------------------------------------------------------------------------------------------------------------------

Net increase                                 -            -            -             -            -               -

Units at beginning of period                 -            -            -             -            -               -
----------------------------------------------------------------------------------------------------------------------

Units at end of period                       -            -            -             -            -               -
----------------------------------------------------------------------------------------------------------------------

       CITI-ELITE
Units purchased                        512,140      342,039      927,240       398,807       88,732         565,645
Units withdrawn and contract charges    (1,795)      (1,471)      (8,776)       (4,506)        (161)         (5,847)
Units transferred between funds         24,774       55,356      167,326        87,392       30,007          93,535
----------------------------------------------------------------------------------------------------------------------

Net increase                           535,119      395,924    1,085,790       481,693      118,578         653,333

Units at beginning of period
----------------------------------------------------------------------------------------------------------------------

Units at end of period                 535,119      395,924    1,085,790       481,693      118,578         653,333
----------------------------------------------------------------------------------------------------------------------

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                          Notes to Financial Statements

                           December 31, 1999 and 1998



-----------------------------------------------------------------------------------------------------------------------------------

(5)    NET INCREASE IN ACCUMULATION UNITS

       For the years ended December 31, 1999 and 1998, transactions in accumulation units of contractholders of the account were as follows:

-----------------------------------------------------------------------------------------------------------------------------------

                                                                  1998
-----------------------------------------------------------------------------------------------------------------------------------
                                                      AIM V.I.        AIM V.I.          AIM            AIM V.I.          AIM V.I.
                                                      Capital        Government         V.I.          Growth and      International
                                                    Appreciation       Series          Growth           Income            Equity
                                                        Fund            Fund            Fund             Fund              Fund
-----------------------------------------------------------------------------------------------------------------------------------

  Units purchased                                    4,328,493       4,533,419       2,503,555        7,586,850          4,121,465
  Units withdrawn and contract charges                (449,457)       (247,482)        (86,347)        (319,221)          (370,575)
  Units transferred between funds                     (488,249)      1,212,259         318,423          267,252           (238,283)
-----------------------------------------------------------------------------------------------------------------------------------

  Net increase                                       3,390,787       5,498,196       2,735,631        7,534,881          3,512,607

  Units at beginning of period                       9,405,192       2,587,138       1,609,176        5,216,176          8,040,029
-----------------------------------------------------------------------------------------------------------------------------------

  Units at end of period                            12,795,979       8,085,334       4,344,807       12,751,057         11,552,636
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------






-----------------------------------------------------------------------------------------------------------------------------------

                                                                  1998
-----------------------------------------------------------------------------------------------------------------------------------
     AIM           CitiSelect        CitiSelect       CitiSelect     CitiSelect        Fidelity         Fidelity         Fidelity
     V.I.              VIP              VIP              VIP             VIP          VIP Equity           VIP           VIP High
    Value             Folio            Folio            Folio           Folio           Income           Growth           Income
    Fund               200              300              400             500           Portfolio        Portfolio        Portfolio
-----------------------------------------------------------------------------------------------------------------------------------

  10,962,298       4,416,440          5,635,753      2,800,165       1,631,801        17,156,046       4,339,777         7,961,371
    (394,104)       (276,154)          (523,847)      (454,752)       (107,671)         (783,330)       (499,768)         (313,149)
     769,614        (840,188)        (1,298,940)      (791,982)       (273,472)          280,585        (404,522)          222,704
-----------------------------------------------------------------------------------------------------------------------------------

  11,337,808       3,300,098          3,812,966      1,553,431       1,250,658        16,653,301       3,435,487         7,870,926

   6,012,919       5,186,850          9,994,557      7,624,470       2,332,285        11,769,502       6,485,960         4,679,724
-----------------------------------------------------------------------------------------------------------------------------------

  17,350,727       8,486,948         13,807,523      9,177,901       3,582,943        28,422,803       9,921,447        12,550,650
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                          Notes to Financial Statements

                           December 31, 1999 and 1998

-----------------------------------------------------------------------------------------------------------------------------------

(5)    NET INCREASE IN ACCUMULATION UNITS, CONTINUED

       For the years ended December 31, 1999 and 1998, transactions in accumulation units of contractholders of the account were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                    1998
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Fidelity         Fidelity          Fidelity         CitiFunds
                                                      VIP             VIP II            VIP II          Small Cap          MFS
                                                    Overseas        Contrafund         Index 500      Growth V.I.P.        Bond
                                                   Portfolio         Portfolio         Portfolio        Portfolio         Series
-----------------------------------------------------------------------------------------------------------------------------------

Units purchased                                     3,181,038         9,830,482        20,660,162         846,161        2,971,843
Units withdrawn and contract charges                 (138,029)         (288,454)         (840,681)        (86,932)        (154,573)
Units transferred between funds                       (47,374)         (358,646)           19,873        (142,823)         251,914
-----------------------------------------------------------------------------------------------------------------------------------

Net increase                                        2,995,635         9,183,382        19,839,354         616,406        3,069,184

Units at beginning of period                        4,444,906         7,182,541        17,510,630         811,490        1,523,046
-----------------------------------------------------------------------------------------------------------------------------------

Units at end of period                              7,440,541        16,365,923        37,349,984       1,427,896        4,592,230
-----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------

                                               1998
----------------------------------------------------------------------------------------------------
         MFS                  MFS                                    MFS                MFS
      Emerging               Money               MFS                Total              World
       Growth               Market             Research            Return            Government
       Series               Series              Series             Series              Series
----------------------------------------------------------------------------------------------------

    10,548,138           2,309,841          7,598,069          10,190,977            226,274
      (282,619)           (246,613)          (474,173)           (385,015)           (87,465)
       218,323             514,633            363,365             703,577            (46,808)
----------------------------------------------------------------------------------------------------

    10,483,842           2,577,861          7,487,261          10,509,539             92,001

     7,769,779           4,552,838         11,348,445           6,044,594          1,814,432
----------------------------------------------------------------------------------------------------

    18,253,621           7,130,699         18,835,706          16,554,133          1,906,433
----------------------------------------------------------------------------------------------------

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                             Schedule of Investments

                                December 31, 1999


----------------------------------------------------------------------------------------------------------------------------

                                                          Number                      Market
                                                        of shares                      value                        Cost
----------------------------------------------------------------------------------------------------------------------------
Variable Annuity Portfolios:
    CitiSelect VIP Folio 200                              791,351                 $   8,309,181                    8,321,059
    CitiSelect VIP Folio 300                            1,159,897                    12,921,257                   12,488,193
    CitiSelect VIP Folio 400                              691,676                     7,649,933                    7,424,227
    CitiSelect VIP Folio 500                              301,860                     2,903,893                    3,047,937
    CitiFunds Small Cap Growth V.I.P. Portfolio           233,201                     3,080,586                    2,574,002

AIM Variable Insurance Funds, Inc.:
    AIM V.I. Capital Appreciation Fund                  1,038,382                    36,945,644                   23,555,521
    AIM V.I. Government Series Fund                     1,299,314                    13,811,710                   14,410,358
    AIM V.I. Growth Fund                                  562,580                    18,143,205                   14,213,633
    AIM V.I. Growth and Income Fund                     1,228,892                    38,820,692                   27,344,121
    AIM V.I. International Equity Fund                    928,758                    27,203,320                   17,868,426
    AIM V.I. Value Fund                                 1,952,044                    65,393,490                   50,803,195

Fidelity Variable Insurance Products Funds:
    Fidelity VIP Equity Income Portfolio                1,878,180                    48,288,014                   45,642,865
    Fidelity VIP Growth Portfolio                       1,153,108                    63,340,230                   46,636,424
    Fidelity VIP High Income Portfolio                  1,570,089                    17,757,703                   18,706,409
    Fidelity VIP Overseas Portfolio                       553,659                    15,192,411                   11,219,484
    Fidelity VIP II Contrafund Portfolio                1,738,126                    50,666,361                   39,320,611
    Fidelity VIP II Index 500 Portfolio                   634,992                   106,304,073                   81,937,269

MFS Variable Insurance Trust:
    MFS Bond Series                                       747,342                     8,168,448                    8,357,636
    MFS Emerging Growth Series                          1,714,332                    65,041,771                   32,483,597
    MFS Money Market Series                             8,923,044                     8,923,044                    8,923,045
    MFS Research Series                                 1,588,923                    37,085,472                   26,479,099
    MFS Total Return Series                             1,794,720                    31,856,282                   31,104,827
    MFS World Government Series                           216,355                     2,170,037                    2,213,850

The Travelers High Yield Bond Trust                        24,006                       227,340                      225,706

The Travelers Money Market Portfolio                      331,410                       331,410                      331,410

                                                                Schedule, Cont.
                     FIRST CITICORP LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT

                            Schedule of Investments



----------------------------------------------------------------------------------------------

                                                                Market
                                                                 value           Cost
----------------------------------------------------------------------------------------------
The Traveler Series Trust:
    Large Cap Portfolio                           474,399    $ 10,014,562      9,281,316
    MFS Mid Cap Stock Portfolio                   147,421       2,422,124      1,828,349
    MFS Research Portfolio                        290,525       3,794,262      3,339,758
    Travelers Quality Bond Portfolio              174,800       1,891,337      1,882,204

The Travelers Series Fund:
    AIM Capital Appreciation Portfolio            231,901       4,800,342      3,819,542
    MFS Total Return Portfolio                    252,560       4,099,056      4,089,486
    Putnam Diversified Income Portfolio            85,944         984,054        969,589

Salomon Brothers Variable Series Funds, Inc.:
    Capital Fund                                  436,341       5,964,786      5,705,003
    Investors Fund                                482,679       5,903,165      5,810,925
    Total Return Fund                             220,678       2,257,541      2,328,687
    High Yield Fund                                80,116         738,670        780,236

Templeton Variable Products Series Fund:
    Franklin Small Cap Investments Fund            62,287         980,399        780,718
    Templeton International Fund                   88,449       1,957,367      1,787,308

Concert Investment Series:
    Select Emerging Growth Portfolio               53,642         664,623        585,966
    Select Mid Cap Portfolio                       39,477         470,962        410,213
    Select Growth Portfolio                       108,589       1,287,862      1,173,372
    Select Growth and Income Portfolio             48,268         523,220        493,177
    Select Government Portfolio                    12,002         117,144        120,643

Greenwich Street Series Fund -
    Equity Index Portfolio Class II                65,068       2,330,077      2,199,384

-----------------------------------------------------------------------------------------

                                                                    (Continued)

[KPMG LOGO]


                                           First Citicorp Life Insurance Company
                                           Audited Financial Report 220













                      FIRST CITICORP LIFE INSURANCE COMPANY
                          (a wholly owned subsidiary of
                        Citicorp Life Insurance Company)

                   Statutory Financial Statements and Schedule

                        December 31, 1999, 1998, and 1997

                   (With Independent Auditors' Report Thereon)








                            ------------------------

[KPMG LOGO]

          CityPlace II
          Hartford, CT 06103-4103






                          INDEPENDENT AUDITORS' REPORT



     The Board of Directors
     First Citicorp Life Insurance Company:


     We have audited the accompanying statutory statements of admitted assets, liabilities, and capital and surplus of First Citicorp Life Insurance Company (a wholly owned subsidiary of Citicorp Life Insurance Company) as of December 31, 1999 and 1998, and the related statutory statements of operations, capital and surplus, and cash flows for each of the years in the three-year period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As described more fully in note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from generally accepted accounting principles. The effect on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, is presumed to be material.

     In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of First Citicorp Life Insurance Company as of December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the years in the three-year period then ended.

     Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of First Citicorp Life Insurance Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1999 on the basis of accounting as described in note 1.




[KPMG LOGO]

     Our audit was made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included in the accompanying Schedule of Selected Financial Data From Annual Statement is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.


                                    KPMG LLP

     March 30, 2000

                      FIRST CITICORP LIFE INSURANCE COMPANY

                    Statutory Statements of Admitted Assets,
                      Liabilities, and Capital and Surplus

                           December 31, 1999 and 1998




                                                    ADMITTED ASSETS                             1999               1998
                                                                                          ------------------  ----------------
Cash and investments:
   Bonds                                                                                $       431,253,168       379,632,866
   Mortgage loans                                                                                   431,707           604,606
   Cash on hand and on deposit                                                                    6,235,409         1,714,654
   Short-term investments                                                                        24,455,521        29,615,624
                                                                                          ------------------  ----------------

             Total cash and investments                                                         462,375,805       411,567,750

Due from reinsurers                                                                                  83,875           134,467
Accrued investment income                                                                         5,411,563         5,004,937
Transfers from separate accounts due                                                             14,992,874        12,283,644
Other assets                                                                                             --            10,036
                                                                                          ------------------  ----------------

             Total admitted assets excluding separate account assets                            482,864,117       429,000,834

Separate account assets                                                                         741,737,057       403,540,180
                                                                                          ------------------  ----------------

             Total admitted assets                                                      $     1,224,601,174       832,541,014
                                                                                          ==================  ================

                                          LIABILITIES AND CAPITAL AND SURPLUS

Liabilities:
   Future policy benefit reserves:
      Life insurance                                                                    $         4,656,177         2,895,220
      Accident and health insurance                                                                  41,292            26,564
      Policyholder account balances - annuities                                                 436,889,353       374,232,095
   Supplementary contracts without life contingencies                                               808,444           730,645
   Policy and contract claim reserves:
      Life insurance                                                                              1,105,917         1,285,652
      Accident and health insurance                                                                  12,071            65,753
   Federal income taxes due to (from) parent                                                     (1,709,671)        1,986,101
   Asset valuation reserve                                                                          791,701         1,418,378
   Interest maintenance reserve                                                                     647,829         3,326,975
   Other liabilities                                                                              6,325,499         2,338,893
                                                                                          ------------------  ----------------

             Total liabilities excluding separate account liabilities                           449,568,612       388,306,276

Separate account liabilities                                                                    741,737,057       403,540,180
                                                                                          ------------------  ----------------

             Total liabilities                                                                1,191,305,669       791,846,456
                                                                                          ------------------  ----------------

Commitments and contingencies

Capital and surplus:
   Capital stock - $5 par value per share; 400,000 shares
      authorized, issued, and outstanding                                                         2,000,000         2,000,000
   Surplus:
      Paid-in                                                                                    32,000,000        32,000,000
      Unassigned                                                                                   (704,495)        6,694,558
                                                                                          ------------------  ----------------

             Total capital and surplus                                                           33,295,505        40,694,558
                                                                                          ------------------  ----------------

             Total liabilities and capital and surplus                                  $     1,224,601,174       832,541,014
                                                                                          ==================  ================


See accompanying notes to statutory financial statements.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                       Statutory Statements of Operations

                  Years ended December 31, 1999, 1998, and 1997


                                                                            1999               1998               1997
                                                                       ----------------   ----------------   ----------------
Revenues:
   Premiums and annuity considerations:
      Life insurance                                                 $       2,522,901          2,265,209          4,403,236
      Annuities                                                            328,785,289        290,839,483        242,832,491
      Accident and health insurance                                             96,153            112,524          3,270,262
      Supplementary contracts without life
        contingencies                                                           85,325             93,131             60,000
                                                                       ----------------   ----------------   ----------------

             Total premiums and annuity considerations                     331,489,668        293,310,347        250,565,989

   Net investment income                                                    28,517,412         24,939,020         20,772,942
   Amortization of interest maintenance
      reserve                                                                  353,714            433,566            220,878
   Net loss from operations in separate account                                     --                 --           (472,560)
   Other                                                                     6,694,390          6,254,278          1,194,706
                                                                       ----------------   ----------------   ----------------

             Total revenues                                                367,055,184        324,937,211        272,281,955
                                                                       ----------------   ----------------   ----------------

Benefits and expenses:
   Death and other policy benefits:
      Life insurance                                                         2,187,622          1,954,962          3,091,336
      Accident and health insurance                                            (33,037)           292,994            999,422
      Annuities                                                              7,306,095          6,459,356          5,891,652
      Surrenders                                                            69,781,364         50,627,956         36,676,368
      Payments on supplementary contracts                                      393,885            100,823             87,389
   Change in future policy benefits:
      Annuities                                                             62,657,258         66,100,047         65,117,211
      Life insurance                                                         1,760,957            170,455            621,754
      Accident and health insurance                                             14,728           (181,176)           (47,248)
   Change in reserves for supplementary
      contracts                                                                 77,799             27,587             18,555
   Other operating costs and expenses:
      Commissions                                                           21,068,211         17,413,060         14,200,628
      General insurance expenses and
        taxes, licenses, and fees                                            8,521,885          8,515,881          5,260,127
      Net transfer to separate accounts                                    204,573,640        177,175,741        141,267,186
      Other                                                                         --             (5,061)               (45)
                                                                       ----------------   ----------------   ----------------

             Total benefits and expenses                                   378,310,407        328,652,625        273,184,335
                                                                       ----------------   ----------------   ----------------

             Loss from operations before federal income
               tax expense and net realized capital gains                  (11,255,223)        (3,715,414)          (902,380)

Federal income tax expense (benefit)                                        (5,317,493)          (463,095)         1,848,635
                                                                       ----------------   ----------------   ----------------

             Loss from operations before net
               realized capital gains                                       (5,937,730)        (3,252,319)        (2,751,015)

Net realized capital losses, net of IMR transfers                           (2,088,000)                --                 --
                                                                       ----------------   ----------------   ----------------

             Net loss                                                $      (8,025,730)        (3,252,319)        (2,751,015)
                                                                       ================   ================   ================


See accompanying notes to statutory financial statements.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                   Statutory Statements of Capital and Surplus

                  Years ended December 31, 1999, 1998, and 1997




                                                                          1999             1998             1997
                                                                     ---------------  ---------------  ----------------
Capital and surplus at beginning of year                           $     40,694,558       25,211,816        19,152,189

Net loss                                                                 (8,025,730)      (3,252,319)       (2,751,015)

Change in nonadmitted assets                                                     --               --               197

Change in asset valuation reserve                                           626,677         (264,939)         (189,555)

Surplus paid in                                                                  --       19,000,000         9,000,000
                                                                     ---------------  ---------------  ----------------

Capital and surplus at end of year                                 $     33,295,505       40,694,558        25,211,816
                                                                     ===============  ===============  ================


See accompanying notes to statutory financial statements.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                       Statutory Statements of Cash Flows

                  Years ended December 31, 1999, 1998, and 1997




                                                                           1999               1998                1997
                                                                     -----------------  -----------------   -----------------
Cash from operating activities:
   Premiums and annuity considerations                             $      331,404,343        293,849,091         250,512,274
   Net investment income received                                          27,844,154         23,585,121          20,506,033
   Other income received                                                    6,778,284          4,094,765           1,091,035
   Life and accident and health claims
      and other benefits paid                                             (79,869,347)       (60,209,869)        (47,362,201)
   Commissions, other expenses, and taxes paid                            (28,405,407)       (25,407,949)        (19,410,754)
   Federal income taxes                                                     2,873,876         (1,425,291)         (1,703,703)
   Other                                                                      180,960          2,252,644              61,099
   Net transfers to separate accounts                                    (207,462,398)      (182,139,489)       (148,230,813)
                                                                     -----------------  -----------------   -----------------

             Net cash provided by operating activities                     53,344,465         54,599,023          55,462,970
                                                                     -----------------  -----------------   -----------------

Cash from investing activities:
   Proceeds from investments sold, matured,
      or repaid:
        Bonds                                                             296,291,961        116,339,838         183,393,541
        Mortgage loans                                                        172,899            715,670              97,294
        Other                                                                    (502)              (415)                (73)
   Cost of investments acquired:
      Cost of bonds acquired                                             (353,085,717)      (176,363,599)       (238,051,758)
   Other invested assets, net                                                      --            135,192            (135,192)
                                                                     -----------------  -----------------   -----------------

             Total cash used in investing activities                      (56,621,359)       (59,173,314)        (54,696,188)
                                                                     -----------------  -----------------   -----------------

Cash from financing activities:
   Surplus paid in                                                                 --         19,000,000           9,000,000
   Other cash provided                                                      3,529,533            547,296           3,565,220
   Other cash applied                                                        (891,987)          (564,970)         (4,379,471)
                                                                     -----------------  -----------------   -----------------

             Total cash provided by financing activities                    2,637,546         18,982,326           8,185,749
                                                                     -----------------  -----------------   -----------------

             Net change in cash on hand and on deposit
               and short-term investments                                    (639,348)        14,408,035           8,952,531

Cash on hand and on deposit and short-term
   investments, beginning of year                                          31,330,278         16,922,243           7,969,712
                                                                     -----------------  -----------------   -----------------

Cash on hand and on deposit and short-term
   investments, end of year                                        $       30,690,930         31,330,278          16,922,243
                                                                     =================  =================   =================


See accompanying notes to statutory financial statements.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1999, 1998, and 1997





  (1)   BASIS OF PRESENTATION AND SUMMARY
         OF SIGNIFICANT ACCOUNTING POLICIES

        First Citicorp Life Insurance Company (the Company) is a wholly owned subsidiary of Citicorp Life Insurance Company (the Parent), which is a third-tier, 78%-owned subsidiary of Citigroup. The Company issues term life insurance, single and flexible premium deferred annuity policies, variable deferred annuity policies, and accident and health policies. The majority of the Company's business is generated through customers of Citigroup and its subsidiaries. The Company also assumes credit life insurance policies. The Company is licensed to issue insurance in the State of New York.

        The accompanying statutory financial statements have been prepared in accordance with insurance accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which vary in some respects from generally accepted accounting principles (GAAP) as discussed more fully in note 10. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. In March 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles (Codification). The Codification, if adopted by an insurer's state of domicile, will constitute the only source of "prescribed" statutory accounting practices. Accordingly, once implemented, the definition of what comprises prescribed versus permitted statutory accounting practices may result in changes to the accounting policies that insurance enterprises use to prepare their statutory financial statements. The implementation date is ultimately dependent on an insurer's state of domicile. The Company is currently evaluating the impact of the Codification on its statutory financial statements. All material transactions recorded by the Company are in conformity with current prescribed practices. The preparation of statutory financial statements requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities as of the date of the financial statements. Actual results could differ from these estimates.

        The significant statutory accounting policies are as follows:

              REVENUES AND EXPENSES

              Life premiums are reflected as earned on the policy anniversary date. Annuity considerations are reported as income when received. Accident and health premiums are reported as revenue when due and earned on a pro rata basis over the period covered by the policy. Deferred life premiums represent modal premiums (other than annual) to be billed in the year subsequent to the commencement of the policy year. Uncollected premiums represent premiums due less accident and health premiums over 90 days past due. Expenses, including acquisition costs related to acquiring new business and interest credited to policyholder account balances, are charged to operations as incurred. Investment income is recognized as earned.

              POLICY RESERVES

              The liability for future life policy benefits is based on statutory mortality and interest requirements without consideration of withdrawals. The mortality table, and interest assumptions, currently utilized is the 1980 Commissioners Standard Ordinary (CSO) table, with interest rates ranging from 4.5% to 6% for ordinary business, and from 5.5% to 6% for credit business. For new business, the interest assumptions are 5.5% for credit business, and from 4.5%

                                       7                             (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1999, 1998, and 1997


              to 5.25% for ordinary business. Life reserves are generally calculated on either the net level or Commissioners Reserve Valuation Method (CRVM) basis.

              For deferred annuities, reserves are computed on the Commissioners Annuity Reserve Valuation Method (CARVM) using appropriate issue-year interest rates ranging from 5.0% to 6.5%.

              The Company provides a liability for accident and health policies which represents an estimate of the ultimate costs of unpaid claims incurred through December 31 of each year. Management believes this liability will be adequate to cover such costs; however, the ultimate liability may be more or less than the estimated liability.

              INVESTMENTS

              Bonds and short-term investments, which consist primarily of U.S. Treasury, corporate, and mortgage-backed securities, are valued as prescribed by the National Association of Insurance Commissioners
              (NAIC) and are generally carried at amortized cost. Mortgage loans are stated at the unpaid principal balance and represent first liens on residential properties located in the United States.

              Life insurance companies are required to establish an Asset Valuation Reserve (AVR) and an Interest Maintenance Reserve (IMR). The AVR provides for a standardized statutory investment valuation reserve for bonds, preferred stocks, short-term investments, mortgage loans, common stocks, real estate, and other invested assets and is recorded as a direct charge to surplus in accordance with statutory accounting principles. The IMR is designed to defer net realized capital gains and losses resulting from changes in the level of interest rates in the market and to amortize them into income over the remaining life of the bond or mortgage loan sold. The IMR represents the unamortized portion not yet taken into income.

              CAPITAL GAINS AND LOSSES

              The cost of investments sold is generally determined on the first-in, first-out method and includes the effects of any related amortization of premium or accretion of discount. Realized investment gains and losses are reported net of income tax expense (benefit) of ($1,252,155), $454,191, and $805,989 for the years ended December 31, 1999, 1998, and 1997, respectively, and are included in the determination of net income. Realized investment gains (losses) in 1999, 1998, and 1997 of ($2,325,432), $843,497, and $1,496,838, respectively, were excluded from net income by a transfer to the IMR, net of Federal income taxes.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES

              The assets and liabilities of the separate account represent segregated funds administered and invested by the Company for purposes of funding variable annuity contracts for the exclusive benefit of variable annuity contractholders. The Company receives administrative fees from the separate accounts and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contractholders. The amount of the asset balance in excess of liabilities included within surplus represents policy surrender charges which are permitted to be recorded to surplus under statutory accounting practices. The assets and liabilities of the separate accounts are carried at fair value.

                                       8                             (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1999, 1998, and 1997


              NONADMITTED ASSETS

              Assets included in the statutory statements of admitted assets, liabilities, and capital and surplus are at "admitted asset values." Nonadmitted assets, principally capitalized expenditures for furniture and equipment, are excluded from the accompanying statutory financial statements through a charge against unassigned surplus.

              FEDERAL INCOME TAXES

              Federal income taxes are charged to operations based on income that is currently taxable. No charge to operations is made or liability established for the tax effects of temporary differences between the financial reporting and tax basis of assets and liabilities.

              FAIR MARKET DISCLOSURES

              Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could significantly affect the estimates and such estimates should be used with care. The following methods and assumptions were used to estimate the fair market value of each class of financial instrument for which it was practicable to estimate fair value:

                    INVESTMENT SECURITIES

                    Fixed maturities are based on market prices obtained from a pricing service which approximates fair value.

                    MORTGAGE LOANS

                    First mortgages on real estate are carried at the unpaid principal balance. As discussed in note 3, the Company bears no credit risk as all mortgage loans were purchased, with recourse, from an affiliate. The carrying value of mortgage loans approximates fair value.

                    POLICYHOLDER ACCOUNT BALANCES

                    The liability for policyholder account balances is related to investment-type annuity contracts for which crediting rates are subject to adjustment annually, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. The carrying value approximates fair value at December 31, 1999 and 1998.

                    CASH AND SHORT-TERM INVESTMENTS

                    The carrying amount is a reasonable estimate of fair value.

                                       9                             (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1999, 1998, and 1997


              CASH AND CASH EQUIVALENTS

              For purposes of reporting cash flows, cash and cash equivalents represent demand deposits and highly liquid short-term investments, which include discount notes, commercial paper, and repurchase agreements with original or remaining maturities of 90 days or less when purchased.

              RECLASSIFICATIONS

              Certain reclassifications have been made to the 1998 and 1997 information to conform with the 1999 presentation.

 (2)    REINSURANCE

        Insurance is assumed from other companies in areas where the Company had or has limited authority to write business. Normally, a commission based on net written premiums is charged by the ceding company under the terms of the agreement.

        Effective August 1, 1998, the Company entered into an assumption reinsurance agreement to cede its obligation for certain term life and accident and health policies to unaffiliated third parties. The Company recorded a pre-tax gain of $775,806 on the transaction and included this amount in other income in the annual statement filed with regulators.

        Effective January 1, 1998, the Company entered into an assumption reinsurance agreement to cede its obligation for certain accident and health policies to unaffiliated third parties. The Company recorded a pre-tax gain of $56,547 on the transaction and included this amount in other income in the annual statement filed with regulators.

        Effective January 1, 1998, the Company entered into reinsurance agreements to cede its obligation for certain term life and accident and health policies to an unaffiliated third party. The Company recorded $2,100,000 in ceding fees included in commissions and expense allowances on reinsurance ceded on the statements of operations and transferred $885,657 in policy liabilities to the reinsurer related to this transaction.

                                       10                            (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1999, 1998, and 1997


        The effect of reinsurance on premiums for the years ended December 31, 1999, 1998, and 1997 is as follows:

                                                                       1999               1998               1997
                                                                  ----------------  -----------------  -----------------
        Direct premiums and annuity considerations:
            Annuities                                          $      328,797,393       290,839,483        242,832,491
            Life                                                        4,200,901         3,552,617          4,568,893
            Accident and health                                         1,298,976         1,537,721          2,337,584
            Premiums assumed - life                                       265,539           252,752            274,757
            Premiums assumed - accident and health                        509,696           728,139            932,678
            Premiums ceded - annuities                                    (12,105)               --                 --
            Premiums ceded - life                                      (1,943,539)       (1,540,160)          (440,414)
            Premiums ceded - accident and health                       (1,712,518)       (2,153,336)                --
                                                                  ----------------  -----------------  -----------------

                   Net premiums earned                         $      331,404,343       293,217,216        250,505,989
                                                                  ================  =================  =================

        Reserve credits taken with respect to risks ceded to other companies amounted to $2,417,114, $2,480,850, and $58,769 at December 31, 1999,
        1998, and 1997, respectively. The Company remains contingently liable with respect to any reinsurance ceded and would become actually liable if the assuming company was unable to meet its obligations under the reinsurance treaty.

  (3)   INVESTMENTS

        Major categories of net investment income for the years ended December 31, 1999, 1998, and 1997 consist of the following:

                                                                         1999              1998              1997
                                                                    ----------------  ----------------  ----------------
        Bonds                                                     $     27,363,542        23,872,163        20,469,123
        Mortgage loans                                                      39,781            91,059           116,139
        Short-term investments                                           1,860,381         1,371,008           861,812
        Other                                                                3,038            20,774            63,433
                                                                    ----------------  ----------------  ----------------

                 Total investment revenue                               29,266,742        25,355,004        21,510,507

        Investment expense                                                 749,330           415,984           737,565
                                                                    ----------------  ----------------  ----------------

                 Net investment income                            $     28,517,412        24,939,020        20,772,942
                                                                    ================  ================  ================

                                       11                            (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1999, 1998, and 1997


        Investments in bonds at December 31, 1999 and 1998 are summarized below.

                                                                                  1999
                                                 -----------------------------------------------------------------------
                                                                         GROSS            GROSS
                                                     CARRYING         UNREALIZED        UNREALIZED        ESTIMATED
                                                      VALUE              GAINS            LOSSES          FAIR VALUE
                                                 -----------------  ----------------  ---------------  -----------------
         Bonds:
            U.S. Treasury securities           $     32,881,604                --          (597,046)       32,284,558
            U.S. government agencies                133,572,963            78,620        (4,494,756)      129,156,827
            Industrial and miscellaneous            264,798,601         2,090,137       (12,810,755)      254,077,983
                                                 -----------------  ----------------  ---------------  -----------------

               Total bonds                     $    431,253,168         2,168,757       (17,902,557)      415,519,368
                                                 =================  ================  ===============  =================

                                                                                  1998
                                                 -----------------------------------------------------------------------
                                                                         GROSS            GROSS
                                                     CARRYING         UNREALIZED        UNREALIZED        ESTIMATED
                                                      VALUE              GAINS            LOSSES          FAIR VALUE
                                                 -----------------  ----------------  ---------------  -----------------

         Bonds:
            U.S. Treasury securities           $      1,317,973            41,973                --         1,359,946
            U.S. government agencies                123,016,337         2,090,419           (28,909)      125,077,847
            Industrial and miscellaneous            255,298,556         6,476,935        (2,841,473)      258,934,018
                                                 -----------------  ----------------  ---------------  -----------------

               Total bonds                     $    379,632,866         8,609,327        (2,870,382)      385,371,811
                                                 =================  ================  ===============  =================

        The carrying and estimated fair values of bonds at December 31, 1999, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                        CARRYING          ESTIMATED
                                                                                         VALUE            FAIR VALUE
                                                                                    -----------------  -----------------
        Within 1 year                                                             $       7,349,430          7,110,260
        After 1 year through 5 years                                                    109,060,471        106,375,398
        After 5 years through 10 years                                                   93,860,289         90,767,007
        After 10 years through 20 years                                                   7,767,766          7,240,950
        After 20 years                                                                   24,515,594         21,184,340
        Mortgage-backed and asset-backed securities                                     188,699,618        182,841,413
                                                                                    -----------------  -----------------

                                                                                  $     431,253,168        415,519,368
                                                                                    =================  =================

        Proceeds from sale of bonds during 1999, 1998, and 1997 were $262,197,676, $80,744,910, and $154,306,338, respectively. Gross gains of $578,587, $1,363,299, and $2,720,547, and gross losses of
        $6,244,174, $65,611, and $417,720 were realized on those sales in 1999,
        1998, and 1997, respectively.

                                       12                            (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1999, 1998, and 1997


        Investments in mortgage loans were purchased from Citicorp Mortgage, Inc. (CMI), an affiliate of the Company, pursuant to a Mortgage Loan Purchase and Sale Agreement. In the event of default by the borrower, CMI has agreed to take back the related loans at current book value.

  (4)   INVESTMENTS ON DEPOSIT

        At December 31, 1999 and 1998, investments with a carrying value of $573,067 and $574,609, respectively, were on deposit with the Department of Insurance of the State of New York, as required by law, and $76,654 and $500,429, respectively, were on deposit in escrow accounts under the terms of certain of the Company's reinsurance agreements.

  (5)   FEDERAL INCOME TAXES

        The Company's Federal income tax return is consolidated with its Parent. The method of allocation is subject to written agreement with the allocation based upon taxable income calculations. Intercompany tax balances payable are settled annually.

        Federal income tax expense on income from operations varies from amounts computed by applying the current federal corporate income tax rate to income (loss) from operations before Federal income tax expense and net realized capital gains. The reasons for these differences, and the tax effects thereof, are as follows:

                                              1999                        1998                         1997
                                   -------------------------  --------------------------  ------------------------------
                                       AMOUNT        PERCENT       AMOUNT        PERCENT       AMOUNT        PERCENT
        Computed "expected" tax
           at U.S. corporate
           tax rate              $    (3,939,328)    35.00%   $   (1,300,395)    35.00%   $     (315,833)     35.00%
        Difference between
           changes in
           statutory reserves
           as compared to tax
           reserves                       81,663      (.73)          120,767     (3.25)          133,000     (14.74)
        Policy acquisition
           expenses capitalized,
           net of amortization           877,194     (7.79)        1,103,469    (29.70)          995,623    (110.33)
        Provision to return and
           other, net                 (2,337,022)    20.76          (386,936)    10.42         1,035,845    (114.79)
                                   --------------- --------------------------- ------------ -------------- -------------

                                 $    (5,317,493)    47.24%   $     (463,095)    12.47%   $    1,848,635    (204.86)%
                                   =============== =========  ================ =========  ================ =============

                                       13                            (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1999, 1998, and 1997


  (6)   RELATED-PARTY TRANSACTIONS

        The Company has entered into various service agreements with the Parent and other affiliates which cover management, investment, and information processing services. Expenses incurred under such agreements were $5,080,680, $5,432,438, and $3,462,644 in 1999, 1998, and 1997,
        respectively.

        The Company occupies certain facilities which are leased by an affiliate. The Company is allocated a portion of the lease expense by the affiliate. Allocated rent expense totaled $50,491, $341,222, and $260,401 in 1999, 1998, and 1997, respectively.

        The Company utilizes the services of Citicorp Insurance Services, Inc. Employees of this company are eligible to participate in defined benefit plans provided by Citicorp. Charges for these services are based on the actual salary and benefit costs of employees providing service to the Company. Included in these charges are costs associated with Citicorp's benefit plans.

  (7)   DIVIDEND RESTRICTIONS

        A New York domestic life insurance company shall not distribute a dividend to its stockholders unless a notice of its intention and the amount thereof has been filed with the Superintendent of Insurance not less than 30 days in advance of such declaration. Such dividends may not exceed the lessor of 10% of surplus as of December 31 of the preceding year or 100% of net investment income, subject to certain adjustments, of the preceding year. The Company did not pay a dividend in 1999, 1998, or 1997.

  (8)   RISK-BASED CAPITAL

        The insurance departments of various states, including the Company's domiciliary state of New York, impose risk-based capital (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of life insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.

        The RBC guidelines define specific capital levels where action by the Company or regulatory intervention is required based on the ratio of a Company's actual total adjusted capital (sum of capital and surplus and asset valuation reserve) to control levels determined by the RBC formula. At December 31, 1999, the Company's total adjusted capital exceeded all regulatory requirements, thus no action by the Company or its regulators is required.

  (9)   CONTINGENCIES

        The Company is involved in various litigation arising in the ordinary course of operations. Management is of the opinion, after reviewing these matters with legal counsel, that the ultimate liability, if any, resulting from any or all of the above matters would not have a material adverse effect on the Company's financial position.

                                       14                            (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1999, 1998, and 1997


(10)    DIFFERENCES BETWEEN GENERALLY ACCEPTED ACCOUNTING
              PRINCIPLES AND STATUTORY ACCOUNTING PRACTICES

        Statutory accounting practices differ in some respects from generally accepted accounting principles. Under generally accepted accounting principles (GAAP), the following applies:

        (a) The liability for future policy benefits is computed using the rule-of-78s and pro rata methods.

        (b) Life premiums are reflected as earned when due. Annuity considerations and other fund deposits are reflected as deposits rather than revenue.

        (c) Acquisition costs are capitalized and amortized generally over the premium paying period for individual life contracts in relation to the estimated present value of gross profits of the underlying business for interest-sensitive life and investment contracts.

        (d) Deferred income taxes are provided for the tax effects of temporary differences between the financial reporting and tax bases of assets and liabilities.

        (e) Nonadmitted assets, less applicable allowance accounts, are restored to the financial statements.

        (f) Asset valuation and interest maintenance reserves are not provided.

        (g) Realized investment gains (losses) resulting from changes in interest rates are recognized when the related security is sold.

        (h) Debt securities are classified into one of three categories: held to maturity, trading, or available for sale. Held-to-maturity securities are carried at amortized cost. Trading securities are reported at fair value with unrealized gains and losses included in earnings. Available-for-sale securities are reported at fair value with unrealized gains and losses excluded from earnings and reported as a separate component of stockholders' equity, net of tax.

        (i) Reinsurance premiums, commissions, expense reimbursements, and reserves would be presented on a gross basis consistent with terms of the reinsurance contracts.

        (j)   Comprehensive income disclosures are included.

        (k) Costs of providing postretirement benefits other than pensions are calculated without regard to active non-vested employees.

              The statutory financial statements do not include any adjustments that might result from differences between statutory accounting practices and GAAP.

                                                                        SCHEDULE
                      FIRST CITICORP LIFE INSURANCE COMPANY

            Schedule of Selected Financial Data from Annual Statement

                          Year ended December 31, 1999




Investment income earned:
   Government bonds                                                                                   $             3,083,269
   Other bonds (unaffiliated)                                                                                      24,280,273
Bonds of affiliates
Preferred stocks (unaffiliated)                                                                                            --
Preferred stocks of affiliates                                                                                             --
Common stocks (unaffiliated)                                                                                               --
Common stocks of affiliates                                                                                                --
Mortgage loans                                                                                                         39,781
Real estate                                                                                                                --
Premium notes, policy loans, and liens                                                                                     --
Collateral loans                                                                                                           --
Cash on hand and on deposit                                                                                                --
Short-term investments                                                                                              1,860,381
Other invested assets                                                                                                      --
Derivative instruments                                                                                                 (2,175)
Aggregate write-in for investment income                                                                                5,213
                                                                                                        ----------------------

             Gross investment income                                                                  $            29,266,742
                                                                                                        ======================

Real estate owned - book value less encumbrances                                                      $                    --
                                                                                                        ======================

Mortgage loans - book value:
   Farm mortgages                                                                                     $                    --
   Residential mortgages                                                                                              431,707
   Commercial mortgages                                                                                                    --
                                                                                                        ----------------------

             Total mortgage loans                                                                     $               431,707
                                                                                                        ======================

Mortgage loans by standing - book value:
   Good standing                                                                                      $               431,707
   Good standing with restructured terms                                                                                   --
   Interest overdue more than three months,
      not in foreclosure                                                                                                   --
   Foreclosure in process                                                                                                  --
Other long-term assets - statement value                                                                                   --
Collateral loans                                                                                                           --
Bonds and stocks of parents, subsidiaries, and affiliates - book value:
      Bonds                                                                                                                --
      Preferred stocks                                                                                                     --
      Common stocks                                                                                                        --
                                                                                                        ======================

                                                                 SCHEDULE, CONT.
                      FIRST CITICORP LIFE INSURANCE COMPANY

      Schedule of Selected Financial Data from Annual Statement, Continued

                          Year ended December 31, 1999




Bonds and short-term investments by class and maturity:
   Bonds by maturity - statement value:
      Due within one year or less                                                                     $            61,765,458
      Over 1 year through 5 years                                                                                 168,083,226
      Over 5 years through 10 years                                                                               117,921,929
      Over 10 years through 20 years                                                                               41,358,096
      Over 20 years                                                                                                66,579,980
                                                                                                        ----------------------

             Total by maturity                                                                        $           455,708,689
                                                                                                        ======================

Bonds by class - statement value:
   Class 1                                                                                            $           368,893,356
   Class 2                                                                                                         76,939,793
   Class 3                                                                                                          5,224,016
   Class 4                                                                                                          2,816,661
   Class 5                                                                                                          1,834,863
   Class 6                                                                                                                 --
                                                                                                        ----------------------

             Total by class                                                                                       455,708,689
             Total bonds publicly traded                                                                          407,589,776
                                                                                                        ----------------------

             Total bonds privately placed                                                             $            48,118,913
                                                                                                        ======================

Preferred stocks - statement value                                                                    $                    --
Common stocks - market value                                                                                               --
Short-term investments - book value                                                                                24,455,521
Financial options owned - statement value                                                                                  --
Financial options written and in force - statement value                                                                   --
Financial futures contracts open - current price                                                                           --
Cash on deposit                                                                                                     6,235,409
Life insurance in force (in thousands):
   Industrial                                                                                                              --
   Ordinary                                                                                                           185,602
   Credit life                                                                                                        220,191
   Group life                                                                                                          55,149
Amount of accidental death insurance in force under
   ordinary policies                                                                                                       --
Life insurance policies with disability provisions in force:
   Industrial                                                                                                              --
   Ordinary                                                                                                                --
   Credit Life                                                                                                             --
   Group Life                                                                                                              --
                                                                                                        ======================

                                                                 SCHEDULE, CONT.
                      FIRST CITICORP LIFE INSURANCE COMPANY

      Schedule of Selected Financial Data from Annual Statement, Continued

                          Year ended December 31, 1999




Supplementary contracts in force:
   Ordinary - not involving life contingencies: Amount on deposit                                     $               808,444
      Income payable                                                                                                  105,113
   Ordinary - involving life contingencies - income
      payable                                                                                                              --
   Group - not involving life contingencies:
      Amount of deposit                                                                                                    --
      Income payable                                                                                                       --
   Group - involving life contingencies - income payable -- Annuities:
   Ordinary:
      Immediate - amount of income payable                                                                             80,422
      Deferred - fully paid account balance                                                                     1,188,986,254
      Deferred - not fully paid account balance                                                                            --
   Group:
      Immediate - amount of income payable                                                                                 --
      Fully paid account balance                                                                                           --
      Not fully paid account balance                                                                                       --
Accident and health insurance - premium in force:
   Ordinary                                                                                                                --
   Group                                                                                                                   --
   Credit                                                                                                             114,170
Deposit funds and dividend accumulations:
   Deposit funds account balance                                                                                           --
   Dividend accumulations account balance                                                                                  --
Claim payments 1999:
   Group accident and health year ended
      December 31:
        1999                                                                                                               --
        1998                                                                                                               --
        1997                                                                                                               --
        1996                                                                                                               --
   Other accident and health:
        1999                                                                                                               --
        1998                                                                                                               --
        1997                                                                                                               --
        1996                                                                                                               --
   Other coverages that use developmental methods to calculate claims reserves:
        1999                                                                                                            4,496
        1998                                                                                                           12,840
        1997                                                                                                            3,309
        1996                                                                                                               --
                                                                                                        ======================


See accompanying independent auditors' report.

                                   CitiElite

                      STATEMENT OF ADDITIONAL INFORMATION

                      Individual Variable Annuity Contract
                                   issued by

                     First Citicorp Life Insurance Company
                             800 Silver Lake Blvd.
                                Dover, Delaware

L-20675S                                                               May 2000

                                     PART C

                               OTHER INFORMATION

ITEM 24.          FINANCIAL STATEMENTS AND EXHIBITS

        The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

              Statement of Net Assets as of December 31, 1999
              Statement of Operations for the year ended December 31, 1999 Statement of Changes in Net Assets for the year ended December 31, 1999
              Notes to Financial Statements
              Schedule of Investments as of December 31, 1999

        The statutory financial statements of First Citicorp Life Insurance Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The statutory financial statements of First Citicorp Life Insurance Company include:

              Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus as of December 31, 1999 and 1998
              Statutory Statements of Operations for the years ended December 31, 1999, 1998 and 1997
              Statutory Statements of Capital and Surplus for the years ended December 31, 1999, 1998 and 1997
              Statutory Statements of Cash Flow for the years ended December 31, 1999, 1998 and 1997
              Notes to Statutory Financial Statements
              Schedule of Selected Financial Data from Annual Statement for the year ended December 31, 1999

(b)      Exhibits

(1) Certified resolution of the board of directors of First Citicorp Life Insurance Company (the "Company") establishing First Citicorp Life Variable Annuity Separate Account (the "Separate Account").*

(2)      Not Applicable.

(3) Form of underwriting agreement among the Company, the Separate Account and CFBDS, Inc. (formerly The Landmark Funds Broker-Dealer Services, Inc.)*

(4)      (a)      Contract Form.**

(5)      Contract Application.**

(6)      (a)      Certificate of Incorporation of the Company.*

         (b)      By-Laws of the Company.*

(7)      None.

(8)      (a)      Participation Agreement Among MFS Variable Insurance Trust,
                  First Citicorp Life Insurance Company and Massachusetts
                  Financial Services Company.***

         (b) Participation Agreement By and Among AIM Variable Insurance Funds, Inc. and First Citicorp Life Insurance Company, on Behalf of Itself and First Citicorp Life Variable Annuity Separate Account.***

         (c) Participation Agreement Among CitiFunds and First Citicorp Life Insurance Company.***

         (d) Participation Agreement Between Variable Annuity Portfolios and First Citicorp Life Insurance Company.***

         (e) Administrative Services Agreement between Citicorp Insurance Services, Inc. and First Citicorp Life Insurance Company with Addendums.*

(9)      Opinion and Consent of Catherine S. Mulholland, Esq.*****

(10)     Consent of KPMG LLP.

(11)     Not Applicable.

(12)     None.

(13)     Schedule for Computation of Each Performance Calculation.****

(14)     Not Applicable

*Incorporated herein by reference to the registrant's Post-Effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission via Edgarlink on April 29, 1996 (File 33-83354)

**Incorporated herein by reference to the registrant's Pre-Effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission via Edgarlink on April 6, 1999 (File 333-71377).

***Incorporated herein by reference to the registrant's Post-Effective Amendment No. 3 to the Registration Statement filed with the Securities and Exchange Commission via Edgarlink on November 8, 1996 (File 33-83354).

****Incorporated herein by reference to the registrant's Post-Effective Amendment No. 5 to the Registration Statement filed with the Securities and Exchange Commission via Edgarlink on April 29, 1997 (File 33-83354).

*****Incorporated herein by reference to the registrant's Post-Effective Amendment No. 8 to the Registration Statement filed with the Securities and Exchange Commission via Edgarlink on January 29, 1999 (File 333-71377).

Item 25.          DIRECTORS AND OFFICERS OF THE COMPANY.

DIRECTORS**

         Jack S. Berger
         Frederick W. Bradley, Jr.*
         Elizabeth C. Craig
         Carl W. Desch*
         Alice B. Leopold
         Frederic W. Thomas, Jr.*
         John M. Walbridge*
         Larry D. Williams

* Outside Director

OFFICERS**

         Catherine S. Mulholland    Senior Vice President and General Counsel
         Benjamin G. Spurgeon       Senior Vice President and
                                    Chief Actuary/Valuation Actuary
         Larry D. Williams          Senior Vice President
         Barbara S. Drake                    Vice President
         Walter C. Smith            Vice President and Treasurer
         Susan Houser               Assistant Vice President and Claims Managers
         Bruce Rechsteiner          Assistant Vice President

**  333 West 34th Street, New York, New York 10001.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

ORGANIZATION CHART

                                   CITIGROUP
                             (Delaware Corporation)
                     --------------------------------------
                                               100%
                    ---------------------------------------
                            CITICORP HOLDINGS, INC.
                             (Delaware Corporation)
                    ---------------------------------------
                                               100%
                   ------------------------------------------
                               CITIBANK DELAWARE
                             (Delaware Corporation)
                  -------------------------------------------

                 100%
--------------------------------------
CITICORP LIFE
INSURANCE COMPANY
(Arizona Corporation)
--------------------------------------
                 100%                                                          100%
--------------------------------------                        --------------------------------------
FIRST CITICORP LIFE                                           CITICORP ASSURANCE CO
INSURANCE COMPANY                                             (Delaware Corporation)
(New York Corporation)

ITEM 27.          NUMBER OF CONTRACT OWNERS

As of December 31, 1999, there were 1,445 contract owners.

ITEM 28.          INDEMNIFICATION

         The Bylaws of First Citicorp Life Insurance Company provide in Article VIII as follows:

         (a) The Corporation shall indemnify any person made a party to an action or proceeding by or in the right of the Corporation to procure a judgment in its favor, by reason of the fact that he, his testator or intestate, is or was a director or officer or employee of the Corporation against the reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense of such action or proceeding, or in connection with an appeal therein, except in relation to matters as to which such person is adjudged to have breached his duty to the Corporation; and

         (b) The Corporation shall indemnify any person made, or threatened to be made a party to an action or proceeding other than one by or in the right of the Corporation to procure a judgement in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind domestic or foreign, which any director or officer or employee of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he, his testator or intestate, was a director or officer or employee of the Corporation, or served such other corporation in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such person acted in good faith, for a purpose which he reasonably believed to be in the best interests of the Corporation and, in criminal actions, or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, offi-cers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforce-able. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemni-fication by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.          PRINCIPAL UNDERWRITER

(a) CFBDS, the Registrant's Distributor, is also the distributor for CitiFunds(SM) International Growth & Income Portfolio, CitiFunds(SM) International Growth Portfolio, CitiFunds(SM) U.S. Treasury Reserves, CitiFunds(SM) Cash Reserves, CitiFunds(SM) Premium U.S. Treasury Reserves,

CitiFunds(SM) Premium Liquid Reserves, CitiFunds(SM) Institutional U.S. Treasury Reserves, CitiFunds(SM) Institutional Liquid Reserves, CitiFunds(SM) Institutional Cash Reserves, CitiFunds(SM) Tax Free Reserves, CitiFunds(SM) Institutional Tax Free Reserves, CitiFunds(SM) California Tax Free Reserves, CitiFunds(SM) Connecticut Tax Free Reserves, CitiFunds(SM) New York Tax Free Reserves, CitiFunds(SM) New York Tax Free Income Portfolio, CitiFunds(SM) National Tax Free Income Portfolio, CitiFunds(SM) California Tax Free Income Portfolio, CitiFunds(SM) Intermediate Income Portfolio, CitiFunds(SM) Balanced Portfolio, CitiFunds(SM) Small Cap Value Portfolio, CitiFunds(SM) Growth & Income Portfolio, CitiFunds(SM) Large Cap Growth Portfolio, CitiFunds(SM) Small Cap Growth Portfolio, CitiFunds(SM) Short-Term U.S. Government Income Portfolio, CitiFunds(SM) Emerging Asian Markets Equity Portfolio CitiSelect(R) VIP Folio 200, CitiSelect(R) VIP Folio 300, CitiSelect(R) VIP Folio 400, CitiSelect(R) VIP Folio 500, CitiFunds(SM) Small Cap Growth VIP Portfolio, CitiSelect(R) Folio 100, CitiSelect(R) Folio 200, CitiSelect(R) Folio 300, CitiSelect(R) Folio 400, and CitiSelect(R) Folio 500.

CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, U.S. Fixed Income Portfolio, High Yield Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio, Emerging Asian Markets Equity Portfolio.

         (b) The information required by this item 29 with respect to each director and officer of CFBDS, Inc. is incorporated by reference to Schedule A or Form BD filed by CFBDS, Inc pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

         (c)      Not applicable.

ITEM 30.          LOCATION BOOKS AND RECORDS

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 333 West 34th Street, New York, New York.

ITEM 31.          MANAGEMENT SERVICES

                  Not applicable.

ITEM 32.          UNDERTAKINGS AND REPRESENTATIONS

         (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

         (b) The registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

         (c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

         (d) The Company represents that in connection with its offering of the contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

         (e) First Citicorp Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Citicorp Life Insurance Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Dover, and the State of Delaware, on this 28th day of April, 2000.

             FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                                  (Registrant)

Attest:/s/Catherine S. Mulholland                           By:/s/Larry D. Williams
---------------------------------                           --------------------------------
Senior Vice President and                                         Senior Vice President
General Counsel                                                   First Citicorp Life Insurance Company

                   BY: FIRST CITICORP LIFE INSURANCE COMPANY
                                  (Depositor)

Attest:/s/Catherine S. Mulholland                           By:/s/Larry D. Williams
---------------------------------                           --------------------------------
Senior Vice President and                                         Senior Vice President
General Counsel                                                   First Citicorp Life Insurance Company

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April 2000.

Signature                                                              Title
---------                                                              -----
/s/Jack S. Berger                                                      Director
----------------------------------
Jack S. Berger

/s/Frederick W. Bradley                                                Director
----------------------------------
Frederic W. Bradley

/s/Elizabeth C. Craig                                                  Director
----------------------------------
Elizabeth C. Craig

/s/Carl W. Desch                                                       Director
----------------------------------
Carl W. Desch

/s/Alice B. Leopold                                                    Director
----------------------------------
Alice B. Leopold

/s/Frederic W. Thomas                                                  Director
----------------------------------
Frederic W. Thomas

/s/Larry D. Williams                                                   Director, Senior Vice President
----------------------------------
Larry D. Williams

/s/Walter C. Smith, Jr.                                                Treasurer, Vice President
----------------------------------
Walter C. Smith, Jr.

                                                                     EXHIBIT 10

                                 EXHIBIT INDEX

Exhibit
No.           Description                                                       Method of Filing
-------       -----------                                                       ----------------
10.           Consent of KPMG LLP, Independent Certified                          Electronically
              Public Accountants.